                                                  Registration Nos. 333-48457
                                                                    811-04865-01

     As filed with the Securities and Exchange Commission on August 12, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]

     Pre-effective Amendment No.    [ ]

     Post-Effective Amendment No.   [11]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]

     Amendment No.                  [6]

                  VARIABLE ACCOUNT B OF AMERICAN INTERNATIONAL
                       LIFE ASSURANCE COMPANY OF NEW YORK
                           (Exact Name of Registrant)

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)

                                 80 Pine Street
                            New York, New York 10005
         (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (713) 831-8470
                Depositor's Telephone Number, including Area Code

                              Lauren W. Jones, Esq.
                             Deputy General Counsel
                      American General Life Companies, LLC
                               2929 Allen Parkway
                            Houston, Texas 77019-2191
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

     [ ]  immediately upon filing pursuant to paragraph (b)

     [X]  on August 12, 2005 pursuant to paragraph (b)

     [ ]  60 days after filing pursuant to paragraph (a)(1)

     [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                      NOTE

This Post-Effective Amendment No. 11 to the Form N-6 Registration Statement No. 333-48457 ("Registration Statement") of American International Life Assurance Company of New York ("Depositor") and its Variable Account B ("Registrant") is being filed solely for the purposes of (a) including in the Statement of Additional Information additional financial information of Depositor's parent company and (b) updating Part C information for the Depositor and the Registrant, including adding a support agreement and a guarantee as exhibits. All other pertinent information regarding this Registration Statement, including the Prospectus and Statement of Additional Information, as supplemented, was previously filed in Registrant's Post-Effective Amendment No. 10 on May 2, 2005, and is incorporated by reference herein.

                                     PART A

The Prospectus dated May 2, 2005, is incorporated into Part A, of this Post-Effective Amendment No. 11 by reference to the Registrant's Post-Effective Amendment No. 10, as filed on May 2, 2005 (File No. 333-48457).

                                     PART B

The Statement of Additional Information dated May 2, 2005 is incorporated into Part B of this Post-Effective Amendment No. 11 by reference to the Registrant's Post-Effective Amendment No. 10, as filed on May 2, 2005 (File No. 333-48457).

A supplement dated August 12, 2005 to the Statement of Additional Information is included in Part B of this Post-Effective Amendment No. 11.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                               VARIABLE ACCOUNT B
                             EXECUTIVE ADVANTAGE(SM)
                       SUPPLEMENT DATED AUGUST 12, 2005 TO
                       STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 2, 2005

     Effective August 12, 2005, American International Life Assurance Company of New York ("AI Life" or the "Company") is amending the Statement of Additional Information ("SAI") for the purpose of incorporating certain financial information of AIG International Group, Inc. ("AIG"), the parent company of AI Life into the SAI.

     Beginning on page 8 of the SAI, delete the entire section titled FINANCIAL STATEMENTS and replace it with the following:

                              FINANCIAL STATEMENTS

     PricewaterhouseCoopers LLP ("PWC"), located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, is the independent registered public accounting firm for AI Life. AIG uses PWC as its corporate-wide auditing firm.

Separate Account Financial Statements

     The statement of net assets as of December 31, 2004 and the related statement of operations for the year then ended and statements of changes in net assets for the two years ended December 31, 2004 of the Separate Account, appearing herein, have been audited by PWC, an independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

AI Life Financial Statements

     The balance sheets of AI Life at December 31, 2004 and 2003 (restated) and the related statements of income, shareholder's equity, cash flows and comprehensive income for the three years ended December 31, 2004, appearing herein, have been audited by PWC, an independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

Incorporation of AIG Financial Information

     AIG has entered into a support agreement with the Company under which AIG has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The support agreement requires AIG to make payments solely to the Company and not to the policyholders. Under no circumstance can a policyholder proceed directly against AIG for payment on its own behalf; all actions under the support agreements must be brought by the

Company, or if the Company fails to enforce its rights, by a policyholder on behalf of the Company.

     The SEC allows us to "incorporate by reference" some of the information the Company and AIG files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be a part of this SAI, and later information that AIG files with the SEC will automatically update and supersede information that is incorporated earlier, as well as the information included directly in this SAI.

     We incorporate by reference the consolidated financial statements (including notes and financial statement schedules thereto) and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control Over Financial Reporting) of AIG included in AIG's Annual Report on Form 10-K for the year ended December 31, 2004, File No. 001-08787, in reliance on the report (which contains an explanatory paragraph relating to AIG's restatement of its 2003 and 2002 consolidated financial statements and an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. All consolidated annual financial statements of AIG (including notes and financial statement schedules thereto) and management's assessments of the effectiveness of internal control over financial reporting included in any documents or reports filed by AIG under Section 13(a), 13(c), 14, or 15(d) of the Securities Exchange Act of 1934 after the effective date of this SAI are also incorporated by reference.

     The Company and AIG are subject to the informational requirements of the Exchange Act. The Company and AIG file reports and other information with the SEC to meet those requirements. AIG and the Company file this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov. You can also inspect and copy this information at SEC public facilities at the following locations:

Washington, District of Columbia
100 F. Street, N.E., Room 1580
Washington, DC 20549
Chicago, Illinois
175 W. Jackson Boulevard
Chicago, IL 60604
New York, New York
3 World Financial, Room 4300
New York, NY 10281

     To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this SAI is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Administrative Center, as follows:

AI Life Assurance Company of New York
Administrative Center
600 King Street, CLMK
Wilmington, Delaware 19801
Telephone Number: (302) 594-2352

Index to Financial Statements

     You should consider the financial statements of AI Life that we include in this SAI primarily as bearing on the ability of AI Life to meet its obligations under the Policies.

I.   Variable Account B 2004 Financial Statements                        Page
                                                                         ----

Report of PricewaterhouseCoopers LLP, Independent Registered Public
   Accounting Firm .................................................   VA B-1
Statement of Net Assets as of December 31, 2004 ....................   VA B-2
Statement of Operations for the year ended December 31, 2004 .......   VA B-3
Statement of Changes in Net Assets for the years ended
   December 31, 2004 and 2003 (restated) ...........................   VA B-4
Notes to Financial Statements ......................................   VA B-15

II.  AI Life 2004 Financial Statements                                   Page
                                                                         ----

Report of PricewaterhouseCoopers LLP, Independent Registered Public
   Accounting Firm .................................................     F-2
Balance Sheets as of December 31, 2004 and 2003 (restated) .........     F-3
Statements of Income for the years ended December 31, 2004, 2003
   (restated) and 2002 (restated) ..................................     F-5
Statements of Shareholder's Equity for the years ended
   December 31, 2004, 2003 (restated) and 2002 (restated) ..........     F-6
Statements of Cash Flows for the years ended December 31, 2004, 2003
   (restated) and 2002 (restated) ..................................     F-7
Statements of Comprehensive Income for the years ended
   December 31, 2004, 2003 (restated) and 2002 (restated) ..........     F-8
Notes to Financial Statements ......................................     F-9

[LOGO] AIG AMERICAN GENERAL
                                                              Variable Account B
                                               Variable Universal Life Insurance

                                                                            2004
                                                                   Annual Report

                                                               December 31, 2004

                       American International Life Assurance Company of New York
                          A member company of American International Group, Inc.

[LETTERHEAD] PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Suite 2900
1201 Louisiana
Houston, TX 77002-5678
Telephone (713) 356-4000

             Report of Independent Registered Public Accounting Firm

To the Board of Directors of American International Life Assurance Company of New York and Policy Owners of American Life Assurance Company of New York Variable Account B

In our opinion, the accompanying statement of net assets, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Sub-accounts listed in Note A of American International Life Assurance Company of New York Variable Account B (the "Separate Account") at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the investment companies, provide a reasonable basis for our opinion.

As discussed in Note H to the financial statements, the Separate Account has restated net investment income (loss) and capital gain distributions from mutual funds for certain Sub-accounts for the year ended December 31, 2003, and the related investment income ratio for the years ended December 31, 2003, 2002 and 2001.

PRICEWATERHOUSECOOPERS LLP

April 29, 2005

                                     VA B-1

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B

STATEMENT OF NET ASSETS
December 31, 2004

                                                                           Investment        Due from (to) American
                                                                        securities - at   International Life Assurance
Sub-accounts                                                               fair value         Company of New York        Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I                              $  108,625                 $ --               $  108,625
AIM V.I. International Growth Fund - Series I                                 105,078                    5                  105,083
AllianceBernstein Global Bond Portfolio - Class A                              15,013                   --                   15,013
AllianceBernstein Growth and Income Portfolio - Class A                       916,250                   --                  916,250
AllianceBernstein Growth Portfolio - Class A                                  891,073                   --                  891,073
AllianceBernstein Premier Growth Portfolio - Class A                          250,462                   --                  250,462
AllianceBernstein Real Estate Investment Portfolio - Class A                    2,710                   (8)                   2,702
AllianceBernstein Small Cap Growth Portfolio - Class A                        169,302                   --                  169,302
AllianceBernstein Technology Portfolio - Class A                              263,419                   (1)                 263,418
AllianceBernstein Total Return Portfolio - Class A                             62,097                    1                   62,098
AllianceBernstein Utility Income Portfolio - Class A                              238                   (2)                     236
American Century VP Capital Appreciation Fund - Class I                         2,530                   --                    2,530
American Century VP Income & Growth Fund - Class I                             20,013                   --                   20,013
Anchor Series Trust Capital Appreciation Portfolio - Class 1                    4,196                   (1)                   4,195
Anchor Series Trust Growth Portfolio - Class 1                                  2,490                   --                    2,490
Anchor Series Trust Natural Resources Portfolio - Class 1                       1,926                   (4)                   1,922
Dreyfus Stock Index Fund, Inc. - Initial shares                             1,278,719                   --                1,278,719
Dreyfus VIF Small Company Stock Portfolio - Initial shares                     86,908                    2                   86,910
Fidelity VIP Asset Manager Portfolio - Initial Class                          470,746                    7                  470,753
Fidelity VIP Balanced Portfolio - Initial Class                                    --                   --                       --
Fidelity VIP Contrafund Portfolio - Initial Class                           2,443,810                    4                2,443,814
Fidelity VIP Growth Portfolio - Initial Class                               1,331,177                   (2)               1,331,175
Fidelity VIP High Income Portfolio - Initial Class                            210,028                   --                  210,028
Fidelity VIP Investment Grade Bond Portfolio - Initial Class                  108,577                    1                  108,578
Fidelity VIP Money Market Portfolio - Initial Class                           238,017                   (1)                 238,016
Fidelity VIP Overseas Portfolio - Initial Class                               141,487                    9                  141,496
Franklin Templeton - Templeton Foreign Securities Fund - Class 2            1,368,073                   (2)               1,368,071
Franklin Templeton - Templeton Global Asset Allocation Fund - Class 1           5,428                   --                    5,428
JPMorgan Bond Portfolio                                                           591                    6                      597
JPMorgan Mid Cap Value Portfolio                                            1,093,710                   --                1,093,710
JPMorgan U.S. Large Cap Core Equity Portfolio                                     821                    4                      825
Merrill Lynch Value Opportunities V.I. Fund - Class I                         536,650                   (1)                 536,649
Neuberger Berman AMT Limited Maturity Bond Portfolio - Class I                  4,402                   --                    4,402
Neuberger Berman AMT Partners Portfolio - Class I                                 604                    2                      606
Oppenheimer Global Securities Fund/VA - Non-Service Shares                     46,827                   (3)                  46,824
Oppenheimer Main Street Fund/VA - Non-Service Shares                           29,871                   --                   29,871
PIMCO VIT High Yield Portfolio - Administrative Class                         238,028                   (8)                 238,020
PIMCO VIT Long-Term U.S. Government Portfolio - Administrative Class          839,889                   (2)                 839,887
SunAmerica - Aggressive Growth Portfolio - Class 1                                624                   (2)                     622
SunAmerica - SunAmerica Balanced Portfolio - Class 1                            4,778                   --                    4,778
SunAmerica Alliance Growth Portfolio                                           13,485                    2                   13,487
SunAmerica Global Bond Portfolio                                                1,999                   (6)                   1,993
SunAmerica Growth-Income Portfolio                                             28,327                   --                   28,327
SunAmerica MFS Mid-Cap Growth Portfolio                                         6,745                   (1)                   6,744
UIF Money Market Portfolio - Class I                                          263,138                  191                  263,329
Van Eck Worldwide Emerging Markets Fund                                        67,399                    1                   67,400
Van Eck Worldwide Hard Assets Fund                                             59,765                   --                   59,765

                             See accompanying notes.

                                     VA B-2

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2004

                                     A             B           A+B=C          D               E               F           C+D+E+F
                                 ---------  --------------  ----------  --------------  -------------  --------------  -------------
                                                                                                                          Increase
                                             Mortality and                                              Net change in  (decrease) in
                                 Dividends   expense risk       Net                      Capital gain    unrealized      net assets
                                    from          and       investment   Net realized   distributions   appreciation     resulting
                                   mutual   administrative    income    gain (loss) on   from mutual   (depreciation)       from
Sub-accounts                       funds        charges       (loss)      investments       funds      of investments    operations
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation
   Fund - Series I                $    --      $   (861)     $  (861)      $ (3,575)       $    --        $ 10,341       $  5,905
AIM V.I. International Growth
   Fund - Series I                    616          (891)        (275)        (5,034)            --          25,172         19,863
AllianceBernstein Global Bond
   Portfolio - Class A                794          (125)         669             25            278             225          1,197
AllianceBernstein Growth and
   Income Portfolio - Class A       7,477        (7,547)         (70)           555             --          85,173         85,658
AllianceBernstein Growth
   Portfolio - Class A                 --        (7,190)      (7,190)       (35,741)            --         146,998        104,067
AllianceBernstein Premier
   Growth Portfolio - Class A          --        (2,167)      (2,167)       (21,606)            --          39,974         16,201
AllianceBernstein Real Estate
   Investment Portfolio -
   Class A                             56           (18)          38             95             --             596            729
AllianceBernstein Small Cap
   Growth Portfolio - Class A          --        (1,347)      (1,347)          (632)            --          21,589         19,610
AllianceBernstein Technology
   Portfolio - Class A                 --        (2,288)      (2,288)       (38,108)            --          49,351          8,955
AllianceBernstein Total Return
   Portfolio - Class A              1,477          (562)         915           (283)            --           4,137          4,769
AllianceBernstein Utility
   Income Portfolio - Class A           1            --            1              1             --              15             17
American Century VP Capital
   Appreciation Fund - Class I         --           (17)         (17)            (2)            --             204            185
American Century VP Income &
   Growth Fund - Class I              267          (141)         126            114             --           1,954          2,194
Anchor Series Trust Capital
   Appreciation Portfolio -
   Class 1                             --           (32)         (32)         1,317             --            (920)           365
Anchor Series Trust Growth
   Portfolio - Class 1                 13           (19)          (6)         1,150             --            (909)           235
Anchor Series Trust Natural
   Resources Portfolio -
   Class 1                             11           (13)          (2)           628             48            (350)           324
Dreyfus Stock Index Fund, Inc.
   - Initial shares                21,645       (10,436)      11,209        (13,840)            --         114,140        111,509
Dreyfus VIF Small Company
   Stock Portfolio - Initial
   shares                              --          (766)        (766)         4,027          5,170           3,378         11,809
Fidelity VIP Asset Manager
   Portfolio - Initial Class       12,483        (4,158)       8,325        (11,764)            --          23,798         20,359
Fidelity VIP Contrafund
   Portfolio - Initial Class        7,218       (16,592)      (9,374)        20,931             --         296,224        307,781
Fidelity VIP Growth Portfolio
   - Initial Class                  3,519       (12,121)      (8,602)       (65,599)            --         102,122         27,921
Fidelity VIP High Income
   Portfolio - Initial Class       16,160        (1,772)      14,388         (5,746)            --           8,053         16,695
Fidelity VIP Investment Grade
   Bond Portfolio - Initial
   Class                            4,172          (933)       3,239            549          3,001          (3,168)         3,621
Fidelity VIP Money Market
   Portfolio - Initial Class        2,896        (2,168)         728             --             --              --            728
Fidelity VIP Overseas Portfolio
   - Initial Class                  1,412        (1,152)         260         (2,356)            --          18,528         16,432
Franklin Templeton - Templeton
   Foreign Securities Fund -
   Class 2                         12,084        (8,760)       3,324         15,156             --         188,511        206,991
Franklin Templeton - Templeton
   Global Asset Allocation Fund
   - Class 1                          101           (29)          72             83             --             570            725
JPMorgan Bond Portfolio                26            (5)          21             (1)            14             (12)            22
JPMorgan Mid Cap Value
   Portfolio                        2,734        (7,060)      (4,326)        13,565          4,705         167,275        181,219
JPMorgan U.S. Large Cap Core
   Equity Portfolio                     5            (6)          (1)            (1)            --              72             70
Merrill Lynch Value
   Opportunities V.I. Fund -
   Class I                             --        (3,516)      (3,516)         6,807         59,549           4,837         67,677
Neuberger Berman AMT Limited
   Maturity Bond Portfolio -
   Class I                            158           (22)         136             (6)            --            (122)             8
Neuberger Berman AMT Partners
   Portfolio - Class I                 --            (4)          (4)            17             --              86             99
Oppenheimer Global Securities
   Fund/VA - Non-Service Shares       370          (296)          74          2,221             --           4,792          7,087
Oppenheimer Main Street Fund/VA
   - Non-Service Shares               245          (216)          29            135             --           2,238          2,402
PIMCO VIT High Yield Portfolio
   - Administrative Class          14,080        (1,608)      12,472            543             --           5,258         18,273
PIMCO VIT Long-Term U.S.
   Government Portfolio -
   Administrative Class            23,654        (5,789)      17,865            531         21,858           7,994         48,248
SunAmerica - Aggressive Growth
   Portfolio - Class 1                 --            (4)          (4)            --             --              88             84
SunAmerica - SunAmerica
   Balanced Portfolio - Class 1        70           (27)          43            (34)            --             277            286
SunAmerica Alliance Growth
   Portfolio                           41           (93)         (52)           (80)            --           1,040            908
SunAmerica Global Bond
   Portfolio                           --           (16)         (16)           148             23             (43)           112
SunAmerica Growth-Income
   Portfolio                          186          (192)          (6)            69             --           2,656          2,719
SunAmerica MFS Mid-Cap Growth
   Portfolio                           --           (50)         (50)          (131)            --           1,013            832
UIF Money Market Portfolio -
   Class I                          5,158        (6,047)        (889)            --             --              --           (889)
Van Eck Worldwide Emerging
   Markets Fund                       409          (605)        (196)         2,503             --          10,200         12,507
Van Eck Worldwide Hard Assets
   Fund                               203          (475)        (272)         1,279             --          10,213         11,220

                             See accompanying notes.

                                     VA B-3

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B

STATEMENT OF CHANGES IN NET ASSETS

                                                                                       Sub-accounts
                                                        ---------------------------------------------------------------------------
                                                                              AIM V.I.                            AllianceBernstein
                                                        AIM V.I. Capital   International    AllianceBernstein        Growth and
                                                          Appreciation     Growth Fund -       Global Bond       Income Portfolio -
                                                         Fund - Series I      Series I     Portfolio - Class A         Class A
                                                        ----------------   -------------   -------------------   ------------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                             $   (861)        $   (275)           $   669              $    (70)
   Net realized gain (loss) on investments                    (3,575)          (5,034)                25                   555
   Capital gain distributions from mutual funds                   --               --                278                    --
   Net change in unrealized appreciation
   (depreciation) of investments                              10,341           25,172                225                85,173
                                                            --------         --------            -------              --------
Increase (decrease) in net assets resulting from
   operations                                                  5,905           19,863              1,197                85,658
                                                            --------         --------            -------              --------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
      Sub-accounts or fixed rate option                       29,341           11,271                533               102,258
   Administrative charges                                         --               --                 --                    --
   Cost of insurance                                         (13,967)          (9,063)              (687)              (64,710)
   Policy loans                                               (1,449)          (1,872)                --               (12,115)
   Death benefits                                                 --          (12,839)                --                    --
   Withdrawals                                                  (472)          (1,535)                --                (3,474)
                                                            --------         --------            -------              --------
Increase (decrease) in net assets resulting from
   principal transactions                                     13,453          (14,038)              (154)               21,959
                                                            --------         --------            -------              --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       19,358            5,825              1,043               107,617

NET ASSETS:
   Beginning of year                                          89,267           99,258             13,970               808,633
                                                            --------         --------            -------              --------
   End of year                                              $108,625         $105,083            $15,013              $916,250
                                                            ========         ========            =======              ========
For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                             $   (672)        $   (266)           $    97              $  1,075
   Net realized gain (loss) on investments                    (5,976)          (6,042)                12                (7,180)
   Capital gain distributions from mutual funds                   --               --                 --                    --
   Net change in unrealized appreciation
      (depreciation) of investments                           27,743           28,885                698               193,876
                                                            --------         --------            -------              --------
Increase (decrease) in net assets resulting from
   operations                                                 21,095           22,577                807               187,771
                                                            --------         --------            -------              --------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
      Sub-accounts or fixed rate option                       29,114           29,991             11,709               109,854
   Administrative charges                                         --               --                 --                    --
   Cost of insurance                                         (15,920)         (10,141)              (354)              (61,948)
   Policy loans                                                 (304)            (878)                --                10,169
   Death benefits                                                 --               --                 --                    --
   Withdrawals                                               (15,392)         (13,576)                --               (14,565)
                                                            --------         --------            -------              --------
Increase (decrease) in net assets resulting from
   principal transactions                                     (2,502)           5,396             11,355                43,510
                                                            --------         --------            -------              --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       18,593           27,973             12,162               231,281

NET ASSETS:
   Beginning of year                                          70,674           71,285              1,808               577,352
                                                            --------         --------            -------              --------
   End of year                                              $ 89,267         $ 99,258            $13,970              $808,633
                                                            ========         ========            =======              ========

                             See accompanying notes.

                                     VA B-4

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                      Sub-accounts
                                                 --------------------------------------------------------------------------------
                                                                                           AllianceBernstein
                                                  AllianceBernstein   AllianceBernstein        Real Estate      AllianceBernstein
                                                 Growth Portfolio -     Premier Growth         Investment        Small Cap Growth
                                                       Class A       Portfolio - Class A  Portfolio - Class A  Portfolio - Class A
                                                 ------------------  -------------------  -------------------  -------------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                      $  (7,190)            $ (2,167)             $   38              $ (1,347)
   Net realized gain (loss) on investments             (35,741)             (21,606)                 95                  (632)
   Capital gain distributions from mutual funds             --                   --                  --                    --
   Net change in unrealized appreciation
      (depreciation) of investments                    146,998               39,974                 596                21,589
                                                     ---------             --------              ------              --------
Increase (decrease) in net assets resulting
   from operations                                     104,067               16,201                 729                19,610
                                                     ---------             --------              ------              --------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
      Sub-accounts or fixed rate option                165,863               49,849                  24                20,257
   Administrative charges                                   --                   --                  --                    --
   Cost of insurance                                   (78,925)             (24,299)               (323)               (8,983)
   Policy loans                                        (27,517)             (10,330)                 --                  (241)
   Death benefits                                           --              (17,170)                 --                    --
   Withdrawals                                         (11,219)             (11,634)                 --                (1,705)
                                                     ---------             --------              ------              --------
Increase (decrease) in net assets resulting
   from principal transactions                          48,202              (13,584)               (299)                9,328
                                                     ---------             --------              ------              --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                152,269                2,617                 430                28,938

NET ASSETS:
   Beginning of year                                   738,804              247,845               2,272               140,364
                                                     ---------             --------              ------              --------
   End of year                                       $ 891,073             $250,462              $2,702              $169,302
                                                     =========             ========              ======              ========

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                      $  (5,418)            $ (1,907)             $   (8)             $   (930)
   Net realized gain (loss) on investments            (143,889)             (35,151)                 47                (1,103)
   Capital gain distributions from mutual funds             --                   --                  --                    --
   Net change in unrealized appreciation
      (depreciation) of investments                    333,595               85,601                 546                47,578
                                                     ---------             --------              ------              --------
Increase (decrease) in net assets resulting
   from operations                                     184,288               48,543                 585                45,545
                                                     ---------             --------              ------              --------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
      Sub-accounts or fixed rate option                113,357               76,614                 272                26,143
   Administrative charges                                   --                   --                  --                    --
   Cost of insurance                                   (78,666)             (27,416)               (185)               (7,943)
   Policy loans                                        (21,590)             (20,079)                 --                (5,474)
   Death benefits                                           --                   --                  --                    --
   Withdrawals                                         (44,844)             (35,321)                 --                  (408)
                                                     ---------             --------              ------              --------
Increase (decrease) in net assets resulting
   from principal transactions                         (31,743)              (6,202)                 87                12,318
                                                     ---------             --------              ------              --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                152,545               42,341                 672                57,863

NET ASSETS:
   Beginning of year                                   586,259              205,504               1,600                82,501
                                                     ---------             --------              ------              --------
   End of year                                       $ 738,804             $247,845              $2,272              $140,364
                                                     =========             ========              ======              ========

                             See accompanying notes.

                                     VA B-5

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                      Sub-accounts
                                                 --------------------------------------------------------------------------------
                                                                                                                 American Century
                                                  AllianceBernstein    AllianceBernstein    AllianceBernstein       VP Capital
                                                      Technology          Total Return       Utillity Income    Appreciation Fund
                                                 Portfolio - Class A  Portfolio - Class A  Portfolio - Class A      - Class I
                                                 -------------------  -------------------  -------------------  -----------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                        $ (2,288)            $   915                $  1               $  (17)
   Net realized gain (loss) on investments              (38,108)               (283)                  1                   (2)
   Capital gain distributions from mutual funds              --                  --                  --                   --
   Net change in unrealized appreciation
      (depreciation) of investments                      49,351               4,137                  15                  204
                                                       --------             -------                ----               ------
Increase (decrease) in net assets resulting
   from operations                                        8,955               4,769                  17                  185
                                                       --------             -------                ----               ------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
      Sub-accounts or fixed rate option                  57,050               7,678                 205                  571
   Administrative charges                                    --                  --                  --                   --
   Cost of insurance                                    (30,814)             (4,423)                (16)                (383)
   Policy loans                                         (10,893)             (1,249)                 --                   --
   Death benefits                                       (12,577)                 --                  --                   --
   Withdrawals                                          (12,585)             10,050)                 --                   --
                                                       --------             -------                ----               ------
   Increase (decrease) in net assets resulting
      from principal transactions                        (9,819)             (8,044)                189                  188
                                                       --------             -------                ----               ------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    (864)             (3,275)                206                  373

NET ASSETS:
   Beginning of year                                    264,282              65,373                  30                2,157
                                                       --------             -------                ----               ------
   End of year                                         $263,418             $62,098                $236               $2,530
                                                       ========             =======                ====               ======

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                        $ (1,769)            $ 1,058                $ (1)              $   44
   Net realized gain (loss) on investments              (41,188)                (14)                 (4)                  --
   Capital gain distributions from mutual funds              --                  --                  --                   --
   Net change in unrealized appreciation
      (depreciation) of investments                     120,320               8,741                  10                  300
                                                       --------             -------                ----               ------
Increase (decrease) in net assets resulting
   from operations                                       77,363               9,785                   5                  344
                                                       --------             -------                ----               ------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
      Sub-accounts or fixed rate option                  92,244               7,603                  --                  577
   Administrative charges                                    --                  --                  --                   --
   Cost of insurance                                    (32,527)             (4,317)                 (8)                (336)
   Policy loans                                         (20,557)                 --                  --                   --
   Death benefits                                            --                  --                  --                   --
   Withdrawals                                          (24,445)                 --                  --                   --
                                                       --------             -------                ----               ------
Increase (decrease) in net assets resulting
   from principal transactions                           14,715               3,286                  (8)                 241
                                                       --------             -------                ----               ------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  92,078              13,071                  (3)                 585

NET ASSETS:
   Beginning of year                                    172,204              52,302                  33                1,572
                                                       --------             -------                ----               ------
   End of year                                         $264,282             $65,373                $ 30               $2,157
                                                       ========             =======                ====               ======

                             See accompanying notes.

                                     VA B-6

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                               Sub-accounts
                                                   --------------------------------------------------------------------
                                                                                                              Anchor
                                                                                                           Series Trust
                                                                     Anchor Series                            Natural
                                                       American      Trust Capital                           Resources
                                                      Century VP      Appreciation      Anchor Series       Portfolio -
                                                   Income & Growth    Portfolio -        Trust Growth         Class 1
                                                   Fund - Class I       Class 1      Portfolio - Class 1
                                                   ---------------   -------------   -------------------   ------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                        $   126          $   (32)           $    (6)          $    (2)
   Net realized gain (loss) on investments                 114            1,317              1,150               628
   Capital gain distributions from mutual funds             --               --                 --                48
   Net change in unrealized appreciation
      (depreciation) of investments                      1,954             (920)              (909)             (350)
                                                       -------          -------            -------           -------
Increase (decrease) in net assets resulting from
   operations                                            2,194              365                235               324
                                                       -------          -------            -------           -------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
      Sub-accounts or fixed rate option                    662            2,246              1,756             1,005
   Administrative charges                                   --               --                 --                --
   Cost of insurance                                    (1,554)            (468)                --               (74)
   Policy loans                                             --           (4,387)            (4,253)           (1,918)
   Death benefits                                           --               --                 --                --
   Withdrawals                                              --               --                 --                --
                                                       -------          -------            -------           -------
Increase (decrease) in net assets resulting from
   principal transactions                                 (892)          (2,609)            (2,497)             (987)
                                                       -------          -------            -------           -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  1,302           (2,244)            (2,262)             (663)

NET ASSETS:
   Beginning of year                                    18,711            6,439              4,752             2,585
                                                       -------          -------            -------           -------
   End of year                                         $20,013          $ 4,195            $ 2,490           $ 1,922
                                                       =======          =======            =======           =======

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                        $   (24)         $   (39)           $    10           $    12 +
   Net realized gain (loss) on investments                 (22)          (1,465)            (1,261)             (228)
   Capital gain distributions from mutual funds             --               --                 --                16 +
   Net change in unrealized appreciation
      (depreciation) of investments                      4,220            3,077              2,368               983
                                                       -------          -------            -------           -------
Increase (decrease) in net assets resulting from
   operations                                            4,174            1,573              1,117               783
                                                       -------          -------            -------           -------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
      Sub-accounts or fixed rate option                    890              524                (49)              173
   Administrative charges                                   --               --                 --                --
   Cost of insurance                                    (1,425)            (511)               (25)              (63)
   Policy loans                                             --               --                 --                --
   Death benefits                                           --               --                 --                --
   Withdrawals                                             (34)              --                 --                --
                                                       -------          -------            -------           -------
Increase (decrease) in net assets resulting from
   principal transactions                                 (569)              13                (74)              110
                                                       -------          -------            -------           -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  3,605            1,586              1,043               893

NET ASSETS:
   Beginning of year                                    15,106            4,853              3,709             1,692
                                                       -------          -------            -------           -------
   End of year                                         $18,711          $ 6,439            $ 4,752           $ 2,585
                                                       =======          =======            =======           =======

                             See accompanying notes.

                                     VA B-7

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                              Sub-accounts
                                                   -----------------------------------------------------------------
                                                                        Dreyfus VIF
                                                                           Small        Fidelity VIP
                                                                          Company          Asset        Fidelity VIP
                                                     Dreyfus Stock         Stock          Manager         Balanced
                                                   Index Fund, Inc.     Portfolio -      Portfolio      Portfolio -
                                                   - Initial shares   Initial shares   Initial Class   Initial Class
                                                   ----------------   --------------   -------------   -------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                       $   11,209         $   (766)       $  8,325      $        --
   Net realized gain (loss) on investments               (13,840)           4,027         (11,764)              --
   Capital gain distributions from mutual funds               --            5,170              --               --
   Net change in unrealized appreciation
      (depreciation) of investments                      114,140            3,378          23,798               --
                                                      ----------         --------        --------      -----------
Increase (decrease) in net assets resulting from
   operations                                            111,509           11,809          20,359               --
                                                      ----------         --------        --------      -----------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
      Sub-accounts or fixed rate option                  211,723           14,717          72,710               --
   Administrative charges                                     --               --              --               --
   Cost of insurance                                    (100,218)         (10,084)        (41,983)              --
   Policy loans                                          (37,132)           3,538         (33,622)              --
   Death benefits                                             --          (20,610)             --               --
   Withdrawals                                           (24,015)              --         (13,273)              --
                                                      ----------         --------        --------      -----------
Increase (decrease) in net assets resulting from
   principal transactions                                 50,358          (12,439)        (16,168)              --
                                                      ----------         --------        --------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  161,867             (630)          4,191               --

NET ASSETS:
   Beginning of year                                   1,116,852           87,540         466,562               --
                                                      ----------         --------        --------      -----------
   End of year                                        $1,278,719         $ 86,910        $470,753      $        --
                                                      ==========         ========        ========      ===========

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                       $    5,926         $   (696)       $ 10,171      $   114,224
   Net realized gain (loss) on investments               (28,635)             745          (4,127)         116,793
   Capital gain distributions from mutual funds               --               --              --               --
   Net change in unrealized appreciation
      (depreciation) of investments                      257,571           27,025          59,872          361,583
                                                      ----------         --------        --------      -----------
Increase (decrease) in net assets resulting from
   operations                                            234,862           27,074          65,916          592,600
                                                      ----------         --------        --------      -----------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
      Sub-accounts or fixed rate option                  227,029           38,849          85,270       (5,103,992)
   Administrative charges                                     --               --              --           (6,264)
   Cost of insurance                                     (98,576)         (12,533)        (41,672)        (331,587)
   Policy loans                                            6,578             (127)         (2,736)              --
   Death benefits                                             --               --              --               --
   Withdrawals                                           (41,598)         (27,158)         (2,551)              --
                                                      ----------         --------        --------      -----------
Increase (decrease) in net assets resulting from
   principal transactions                                 93,433             (969)         38,311       (5,441,843)
                                                      ----------         --------        --------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  328,295           26,105         104,227       (4,849,243)

NET ASSETS:
   Beginning of year                                     788,557           61,435         362,335        4,849,243
                                                      ----------         --------        --------      -----------
   End of year                                        $1,116,852         $ 87,540        $466,562      $        --
                                                      ==========         ========        ========      ===========

                             See accompanying notes.

                                     VA B-8

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                        Sub-accounts
                                                          ------------------------------------------------------------------------
                                                                                                                      Fidelity VIP
                                                              Fidelity VIP                            Fidelity VIP     Investment
                                                               Contrafund          Fidelity VIP       High Income      Grade Bond
                                                          Portfolio - Initial   Growth Portfolio -    Portfolio -     Portfolio -
                                                                 Class             Initial Class     Initial Class   Initial Class
                                                          -------------------   ------------------   -------------   -------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                               $   (9,374)           $   (8,602)        $ 14,388        $  3,239
   Net realized gain (loss) on investments                        20,931               (65,599)          (5,746)            549
   Capital gain distributions from mutual funds                       --                    --               --           3,001
   Net change in unrealized appreciation (depreciation)
      of investments                                             296,224               102,122            8,053          (3,168)
                                                              ----------            ----------         --------        --------
Increase (decrease) in net assets resulting from
   operations                                                    307,781                27,921           16,695           3,621
                                                              ----------            ----------         --------        --------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
      Sub-accounts or fixed rate option                          309,626               193,578           25,321          11,567
   Administrative charges                                         (3,098)                   --               --              --
   Cost of insurance                                            (202,314)              (98,930)         (13,148)         (8,244)
   Policy loans                                                    1,676               (53,482)          (6,678)         (1,378)
   Death benefits                                                (43,837)              (18,366)              --              --
   Withdrawals                                                    (1,492)              (76,212)          (7,457)           (314)
                                                              ----------            ----------         --------        --------
Increase (decrease) in net assets resulting from
   principal transactions                                         60,561               (53,412)          (1,962)          1,631
                                                              ----------            ----------         --------        --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          368,342               (25,491)          14,733           5,252

NET ASSETS:
   Beginning of year                                           2,075,472             1,356,666          195,295         103,326
                                                              ----------            ----------         --------        --------
   End of year                                                $2,443,814            $1,331,175         $210,028        $108,578
                                                              ==========            ==========         ========        ========
For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                               $   (4,352)           $   (7,114)        $ 10,092        $  2,670
   Net realized gain (loss) on investments                        (3,738)              (48,210)          (2,960)            629
   Capital gain distributions from mutual funds                       --                    --               --           1,249
   Net change in unrealized appreciation (depreciation)
      of investments                                             206,565               368,070           31,052            (611)
                                                              ----------            ----------         --------        --------
Increase (decrease) in net assets resulting from
   operations                                                    198,475               312,746           38,184           3,937
                                                              ----------            ----------         --------        --------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
      Sub-accounts or fixed rate option                        1,771,302               205,438           27,485          21,501
   Administrative charges                                           (761)                   --               --              --
   Cost of insurance                                             (75,100)              (98,041)         (13,196)         (9,381)
   Policy loans                                                   (2,512)               (7,841)           4,357             695
   Death benefits                                                     --                    --               --              --
   Withdrawals                                                   (52,777)              (26,431)              --          (2,078)
                                                              ----------            ----------         --------        --------
Increase (decrease) in net assets resulting from
   principal transactions                                      1,640,152                73,125           18,646          10,737
                                                              ----------            ----------         --------        --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        1,838,627               385,871           56,830          14,674

NET ASSETS:

   Beginning of year                                             236,845               970,795          138,465          88,652
                                                              ----------            ----------         --------        --------
   End of year                                                $2,075,472            $1,356,666         $195,295        $103,326
                                                              ==========            ==========         ========        ========

                             See accompanying notes.

                                     VA B-9

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                         Sub-accounts
                                                          --------------------------------------------------------------------------
                                                                                                                          Franklin
                                                                                                          Franklin       Templeton -
                                                                                                        Templeton -       Templeton
                                                              Fidelity VIP          Fidelity VIP         Templeton      Global Asset
                                                              Money Market            Overseas            Foreign        Allocation
                                                          Portfolio - Initial   Portfolio - Initial   Securities Fund   Fund - Class
                                                                 Class                 Class              Class 2             1
                                                          -------------------   -------------------   ---------------   ------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                                $    728              $    260           $    3,324         $   72
   Net realized gain (loss) on investments                           --                (2,356)              15,156             83
   Capital gain distributions from mutual funds                      --                    --                   --             --
   Net change in unrealized appreciation (depreciation)
      of investments                                                 --                18,528              188,511            570
                                                               --------              --------           ----------         ------
Increase (decrease) in net assets resulting from
   operations                                                       728                16,432              206,991            725
                                                               --------              --------           ----------         ------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
      Sub-accounts or fixed rate option                          53,964                20,582              147,273          2,457
   Administrative charges                                            --                    --               (1,978)            --
   Cost of insurance                                            (31,005)              (12,277)            (107,324)          (818)
   Policy loans                                                  (1,711)                2,232                   --             --
   Death benefits                                                    --                    --               (7,894)            --
   Withdrawals                                                  (49,769)               (6,082)                  --             --
                                                               --------              --------           ----------         ------
   Increase (decrease) in net assets resulting from
      principal transactions                                    (28,521)                4,455               30,077          1,639
                                                               --------              --------           ----------         ------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         (27,793)               20,887              237,068          2,364

NET ASSETS:
   Beginning of year                                            265,809               120,609            1,131,003          3,064
                                                               --------              --------           ----------         ------
   End of year                                                 $238,016              $141,496           $1,368,071         $5,428
                                                               ========              ========           ==========         ======
For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                                $    257              $   (171)          $   (2,004)        $  110
   Net realized gain (loss) on investments                           --                (3,290)               1,077             33
   Capital gain distributions from mutual funds                      --                    --                   --             --
   Net change in unrealized appreciation (depreciation)
      of investments                                                 --                38,950               96,098            559
                                                               --------              --------           ----------         ------
Increase (decrease) in net assets resulting from
   operations                                                       257                35,489               95,171            702
                                                               --------              --------           ----------         ------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
      Sub-accounts  or fixed rate option                         44,588                21,209            1,060,351            978
   Administrative charges                                            --                    --                 (474)            --
   Cost of insurance                                            (31,595)              (11,177)             (24,045)          (719)
   Policy loans                                                       3                  (664)                  --             --
   Death benefits                                                    --                    --                   --             --
   Withdrawals                                                    1,948                (2,531)                  --           (106)
                                                               --------              --------           ----------         ------
Increase (decrease) in net assets resulting from
   principal transactions                                        14,944                 6,837            1,035,832            153
                                                               --------              --------           ----------         ------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          15,201                42,326            1,131,003            855

NET ASSETS:
   Beginning of year                                            250,608                78,283                   --          2,209
                                                               --------              --------           ----------         ------
   End of year                                                 $265,809              $120,609           $1,131,003         $3,064
                                                               ========              ========           ==========         ======

                             See accompanying notes.

                                     VA B-10

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                      Sub-accounts
                                                         -----------------------------------------------------------------------
                                                                                                                    Neuberger
                                                                                        JPMorgan   Merrill Lynch    Berman AMT
                                                                                       U.S. Large      Value         Limited
                                                                         JPMorgan Mid   Cap Core   Opportunities   Maturity Bond
                                                            JPMorgan       Cap Value     Equity      V.I. Fund      Portfolio -
                                                         Bond Portfolio    Portfolio    Portfolio     Class I         Class I
                                                         --------------  ------------  ----------  -------------  --------------
For the Year Ended December 31, 2004
OPERATIONS:
   Net investment income (loss)                              $  21        $   (4,326)    $  (1)     $ (3,516)       $  136
   Net realized gain (loss) on investments                      (1)           13,565        (1)        6,807            (6)
   Capital gain distributions from mutual funds                 14             4,705        --        59,549            --
   Net change in unrealized appreciation (depreciation)
      of investments                                           (12)          167,275        72         4,837          (122)
                                                             -----        ----------     -----      --------        ------
Increase (decrease) in net assets resulting from
   operations                                                   22           181,219        70        67,677             8
                                                             -----        ----------     -----      --------        ------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
      Sub-accounts or fixed rate option                        247           117,772       501        58,806         3,669
   Administrative charges                                       --            (1,596)       --          (798)           --
   Cost of insurance                                          (312)          (86,607)     (437)      (43,092)         (870)
   Policy loans                                                 --                --        --            --            --
   Death benefits                                               --            (6,369)       --        (3,134)           --
   Withdrawals                                                  --                --        --            --            --
                                                             -----        ----------     -----      --------        ------
Increase (decrease) in net assets resulting from
   principal transactions                                      (65)           23,200        64        11,782         2,799
                                                             -----        ----------     -----      --------        ------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        (43)          204,419       134        79,459         2,807

NET ASSETS:
   Beginning of year                                           640           889,291       691       457,190         1,595
                                                             -----        ----------     -----      --------        ------
   End of year                                               $ 597        $1,093,710     $ 825      $536,649        $4,402
                                                             =====        ==========     =====      ========        ======
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)                              $   3 +      $   (1,595)    $  33      $   (527)       $   49
   Net realized gain (loss) on investments                      --             1,041        (2)          723            (3)
   Capital gain distributions from mutual funds                  3 +              --        --            --            --
   Net change in unrealized appreciation (depreciation)
      of investments                                             4            68,375        97        45,510           (27)
                                                             -----        ----------     -----      --------        ------
Increase (decrease) in net assets resulting from
   operations                                                   10            67,821       128        45,706            19
                                                             -----        ----------     -----      --------        ------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
      Sub-accounts or fixed rate option                        599           841,099       532       421,505         1,467
   Administrative charges                                       --              (380)       --          (192)           --
   Cost of insurance                                          (139)          (19,249)     (456)       (9,829)         (803)
   Policy loans                                                 --                --        --            --            --
   Death benefits                                               --                --        --            --            --
   Withdrawals                                                  --                --        --            --          (146)
                                                             -----        ----------     -----      --------        ------
Increase (decrease) in net assets resulting from
   principal transactions                                      460           821,470        76       411,484           518
                                                             -----        ----------     -----      --------        ------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        470           889,291       204       457,190           537

NET ASSETS:
   Beginning of year                                           170                --       487            --         1,058
                                                             -----        ----------     -----      --------        ------
   End of year                                               $ 640        $  889,291     $ 691      $457,190        $1,595
                                                             =====        ==========     =====      ========        ======

                             See accompanying notes.

                                     VA B-11

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                         Sub-accounts
                                                          -------------------------------------------------------------------------
                                                                                                                        PIMCO VIT
                                                                        Oppenheimer                                     Long-Term
                                                           Neuberger       Global     Oppenheimer      PIMCO VIT           U.S.
                                                          Berman AMT    Securities    Main Street     High Yield       Government
                                                           Partners       Fund/VA -    Fund/VA -     Portfolio -       Portfolio -
                                                          Portfolio -   Non-Service   Non-Service   Administrative   Administrative
                                                            Class I       Shares         Shares          Class            Class
                                                          -----------   -----------   -----------   --------------   --------------
For the Year Ended December 31, 2004
OPERATIONS:
   Net investment income (loss)                              $  (4)       $    74       $    29        $ 12,472         $ 17,865
   Net realized gain (loss) on investments                      17          2,221           135             543              531
   Capital gain distributions from mutual funds                 --             --            --              --           21,858
   Net change in unrealized appreciation (depreciation)
      of investments                                            86          4,792         2,238           5,258            7,994
                                                             -----        -------       -------        --------         --------
Increase (decrease) in net assets resulting from
   operations                                                   99          7,087         2,402          18,273           48,248
                                                             -----        -------       -------        --------         --------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
      Sub-accounts or fixed rate option                        332         13,135         1,140          29,484          110,576
   Administrative charges                                       --             --            --            (361)          (1,297)
   Cost of insurance                                          (304)        (2,385)       (2,785)        (19,598)         (70,318)
   Policy loans                                                 --         (1,558)           --              --               --
   Death benefits                                               --             --            --          (1,453)          (5,179)
   Withdrawals                                                  --             --            --              --               --
                                                             -----        -------       -------        --------         --------
Increase (decrease) in net assets resulting from
   principal transactions                                       28          9,192        (1,645)          8,072           33,782
                                                             -----        -------       -------        --------         --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        127         16,279           757          26,345           82,030

NET ASSETS:
   Beginning of year                                           479         30,545        29,114         211,675          757,857
                                                             -----        -------       -------        --------         --------
   End of year                                               $ 606        $46,824       $29,871        $238,020         $839,887
                                                             =====        =======       =======        ========         ========
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)                              $  31        $  (129)      $    12        $  3,005         $  3,439 +
   Net realized gain (loss) on investments                      --           (213)         (167)             90               34
   Capital gain distributions from mutual funds                 --             --            --              --           11,737 +
   Net change in unrealized appreciation (depreciation)
      of investments                                            76         10,255         6,280           6,912           (1,996)
                                                             -----        -------       -------        --------         --------
Increase (decrease) in net assets resulting from
   operations                                                  107          9,913         6,125          10,007           13,214
                                                             -----        -------       -------        --------         --------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
      Sub-accounts or fixed rate option                        354         12,495         1,329         206,377          761,735
   Administrative charges                                       --             --            --             (92)            (330)
   Cost of insurance                                          (311)        (2,163)       (2,586)         (4,617)         (16,762)
   Policy loans                                                 --             --            --              --               --
   Death benefits                                               --             --            --              --               --
   Withdrawals                                                  --             --           (33)             --               --
                                                             -----        -------       -------        --------         --------
Increase (decrease) in net assets resulting from
   principal transactions                                       43         10,332        (1,290)        201,668          744,643
                                                             -----        -------       -------        --------         --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        150         20,245         4,835         211,675          757,857

NET ASSETS:
   Beginning of year                                           329         10,300        24,279              --               --
                                                             -----        -------       -------        --------         --------
   End of year                                               $ 479        $30,545       $29,114        $211,675         $757,857
                                                             =====        =======       =======        ========         ========

                             See accompanying notes.

                                     VA B-12

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                          Sub-accounts
                                                                ---------------------------------------------------------------
                                                                                      SunAmerica -
                                                                  SunAmerica -         SunAmerica      SunAmerica
                                                                   Aggressive           Balanced        Alliance     SunAmerica
                                                                Growth Portfolio   Portfolio - Class     Growth     Global Bond
                                                                    - Class 1              1            Portfolio    Portfolio
                                                                ----------------   -----------------   ----------   -----------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                                      $  (4)             $   43          $   (52)      $   (16)
   Net realized gain (loss) on investments                              --                 (34)             (80)          148
   Capital gain distributions from mutual funds                         --                  --               --            23
   Net change in unrealized appreciation (depreciation) of
      investments                                                       88                 277            1,040           (43)
                                                                     -----              ------          -------       -------
Increase (decrease) in net assets resulting from operations             84                 286              908           112
                                                                     -----              ------          -------       -------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other Sub-accounts or
      fixed rate option                                                143               2,454            2,514         1,324
   Administrative charges                                               --                  --               --            --
   Cost of insurance                                                  (121)               (728)          (1,900)          (43)
   Policy loans                                                         --                  --               --        (3,077)
   Death benefits                                                       --                  --               --            --
   Withdrawals                                                          --                  --               --            --
                                                                     -----              ------          -------       -------
Increase (decrease) in net assets resulting from principal
   transactions                                                         22               1,726              614        (1,796)
                                                                     -----              ------          -------       -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                106               2,012            1,522        (1,684)

NET ASSETS:
   Beginning of year                                                   516               2,766           11,965         3,677
                                                                     -----              ------          -------       -------
   End of year                                                       $ 622              $4,778          $13,487       $ 1,993
                                                                     =====              ======          =======       =======

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                                      $  32              $   62          $   (45)      $   (31)
   Net realized gain (loss) on investments                              --                 (38)              (5)          140
   Capital gain distributions from mutual funds                         --                  --               --            --
   Net change in unrealized appreciation (depreciation) of
      investments                                                       26                 301            2,423             7
                                                                     -----              ------          -------       -------
Increase (decrease) in net assets resulting from operations             58                 325            2,373           116
                                                                     -----              ------          -------       -------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other Sub-accounts or
      fixed rate option                                                366                 982            2,743           124
   Administrative charges                                               --                  --               --            --
   Cost of insurance                                                   (46)               (642)          (1,797)          (70)
   Policy loans                                                         --                  --               --            --
   Death benefits                                                       --                  --               --            --
   Withdrawals                                                          --                (100)              --            --
                                                                     -----              ------          -------       -------
Increase (decrease) in net assets resulting from principal
   transactions                                                        320                 240              946            54
                                                                     -----              ------          -------       -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                378                 565            3,319           170

NET ASSETS:
   Beginning of year                                                   138               2,201            8,646         3,507
                                                                     -----              ------          -------       -------
   End of year                                                       $ 516              $2,766          $11,965       $ 3,677
                                                                     =====              ======          =======       =======

                             See accompanying notes.

                                     VA B-13

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                           Sub-accounts
                                                              ----------------------------------------------------------------------
                                                                               SunAmerica    UIF Money       Van Eck       Van Eck
                                                                SunAmerica    MFS Mid-Cap      Market       Worldwide     Worldwide
                                                              Growth-Income      Growth     Portfolio -     Emerging     Hard Assets
                                                                Portfolio      Portfolio      Class I     Markets Fund       Fund
                                                              -------------   -----------   -----------   ------------   -----------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                                  $    (6)       $   (50)    $     (889)     $   (196)      $  (272)
   Net realized gain (loss) on investments                            69           (131)            --         2,503         1,279
   Capital gain distributions from mutual funds                       --             --             --            --            --
   Net change in unrealized appreciation (depreciation) of
      investments                                                  2,656          1,013             --        10,200        10,213
                                                                 -------        -------     ----------      --------       -------
Increase (decrease) in net assets resulting from operations        2,719            832           (889)       12,507        11,220
                                                                 -------        -------     ----------      --------       -------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other Sub-accounts
      or fixed rate option                                         5,396            556       (701,192)        9,520         4,285
   Administrative charges                                             --             --         (1,120)           --            --
   Cost of insurance                                              (4,068)        (1,437)       (42,403)       (3,355)       (3,005)
   Policy loans                                                       --             --             --          (512)       (3,146)
   Death benefits                                                     --             --         (1,765)      (15,302)           --
   Withdrawals                                                        --             --             --        (6,418)           --
                                                                 -------        -------     ----------      --------       -------
Increase (decrease) in net assets resulting from principal
   transactions                                                    1,328           (881)      (746,480)      (16,067)       (1,866)
                                                                 -------        -------     ----------      --------       -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            4,047            (49)      (747,369)       (3,560)        9,354

NET ASSETS:
   Beginning of year                                              24,280          6,793      1,010,698        70,960        50,411
                                                                 -------        -------     ----------      --------       -------
   End of year                                                   $28,327        $ 6,744     $  263,329      $ 67,400       $59,765
                                                                 =======        =======     ==========      ========       =======

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                                  $   179        $  (149)    $   (1,890)     $   (288)      $   (78)
   Net realized gain (loss) on investments                           (12)          (239)            --            --           692
   Capital gain distributions from mutual funds                       --             --             --            --            --
   Net change in unrealized appreciation (depreciation) of
      investments                                                  4,454          1,670             --        23,796        13,297
                                                                 -------        -------     ----------      --------       -------
Increase (decrease) in net assets resulting from operations        4,621          1,282         (1,890)       23,508        13,911
                                                                 -------        -------     ----------      --------       -------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other Sub-accounts
      or fixed rate option                                         5,873          3,227        459,114        23,280         1,899
   Administrative charges                                             --             --         (1,797)           --            --
   Cost of insurance                                              (3,847)        (1,330)       (51,389)       (3,601)       (2,697)
   Policy loans                                                       --             --             --          (295)        7,192
   Death benefits                                                     --             --             --            --            --
   Withdrawals                                                        --             --             --        (1,631)          (40)
                                                                 -------        -------     ----------      --------       -------
Increase (decrease) in net assets resulting from principal
   transactions                                                    2,026          1,897        405,928        17,753         6,354
                                                                 -------        -------     ----------      --------       -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            6,647          3,179        404,038        41,261        20,265

NET ASSETS:
   Beginning of year                                              17,633          3,614        606,660        29,699        30,146
                                                                 -------        -------     ----------      --------       -------
   End of year                                                   $24,280        $ 6,793     $1,010,698      $ 70,960       $50,411
                                                                 =======        =======     ==========      ========       =======

+ Net investment income (loss) and capital gain distributions from mutual funds for the respective Sub-accounts have been restated due to a misclassification of short-term capital gains in prior years. See Note H for further disclosure.

                             See accompanying notes.

                                     VA B-14

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

Note A - Organization

Variable Account B (the "Account") was established by American International Life Assurance Company of New York (the "Company") on June 5, 1986 to fund individual and group flexible premium variable universal life insurance policies issued by the Company. The Executive AdvantageSM policy is currently offered by the Account. Gallery Life, Gemstone Life, Polaris Life and the Variable Universal Life Policy are no longer offered. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. The Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Account is divided into "Sub-accounts", which invest in independently managed mutual fund portfolios ("Funds"). The Funds available to policy owners through the various Sub-accounts are as follows:

AIM Variable Insurance Funds:
   AIM V.I. Capital Appreciation Fund - Series I
   AIM V.I. International Growth Fund - Series I

AllianceBernstein Variable Products Series Fund, Inc.:
   AllianceBernstein Americas Government Income Portfolio - Class A (1) AllianceBernstein Global Bond Portfolio - Class A
   AllianceBernstein Growth and Income Portfolio - Class A
   AllianceBernstein Growth Portfolio - Class A
   AllianceBernstein Premier Growth Portfolio - Class A
   AllianceBernstein Real Estate Investment Portfolio - Class A
   AllianceBernstein Small Cap Growth Portfolio - Class A (2)
   AllianceBernstein Technology Portfolio - Class A
   AllianceBernstein Total Return Portfolio - Class A
   AllianceBernstein Utility Income Portfolio - Class A

American Century Variable Portfolios, Inc. ("American Century"):
   American Century VP Capital Appreciation Fund - Class I
   American Century VP Income & Growth Fund - Class I
   American Century VP International Fund - Class I (1)

Anchor Series Trust:
   Anchor Series Trust Capital Appreciation Portfolio - Class 1
   Anchor Series Trust Growth Portfolio - Class 1
   Anchor Series Trust Natural Resources Portfolio - Class 1

Credit Suisse Trust ("Credit Suisse"):
   Credit Suisse Emerging Markets Portfolio (1)
   Credit Suisse Global Post-Venture Capital Portfolio (1)
   Credit Suisse International Focus Portfolio (1)
   Credit Suisse Large Cap Value Portfolio (1)
   Credit Suisse Mid-Cap Growth Portfolio (1) (3)
   Credit Suisse Small Cap Growth Portfolio (1)

Dreyfus Stock Index Fund, Inc. - Initial shares

Dreyfus Variable Investment Fund ("Dreyfus VIF"):
   Dreyfus VIF Small Company Stock Portfolio - Initial shares

Fidelity(R)Variable Insurance Products ("Fidelity VIP"):
   Fidelity(R)VIP Asset ManagerSM Portfolio - Initial Class
   Fidelity(R)VIP Balanced Portfolio - Initial Class
   Fidelity(R)VIP Contrafund(R)Portfolio - Initial Class
   Fidelity(R)VIP Growth Portfolio - Initial Class
   Fidelity(R) VIP High Income Portfolio - Initial Class
   Fidelity(R)VIP Index 500 Portfolio - Initial Class (1)
   Fidelity(R)VIP Investment Grade Bond Portfolio - Initial Class
   Fidelity(R)VIP Money Market Portfolio - Initial Class
   Fidelity(R)VIP Overseas Portfolio - Initial Class

Franklin Templeton Variable Insurance Products Trust ("Franklin Templeton"):
   Franklin Templeton - Templeton Developing Markets Securities Fund -
   Class 2 (1)
   Franklin Templeton - Templeton Foreign Securities Fund - Class 2
   Franklin Templeton - Templeton Global Asset Allocation Fund - Class 1 Franklin Templeton - Templeton Growth Securities Fund - Class 2 (1)

Goldman Sachs Variable Insurance Trust:
   Goldman Sachs CORESM U.S. Equity Fund (1)
   Goldman Sachs International Equity Fund (1)

J.P. Morgan Series Trust II:
   JPMorgan Bond Portfolio
   JPMorgan Mid Cap Value Portfolio
   JPMorgan Small Company Portfolio (1)
   JPMorgan U.S. Large Cap Core Equity Portfolio

Merrill Lynch Variable Series Funds, Inc.:
   Merrill Lynch Basic Value V.I. Fund - Class I (1)
   Merrill Lynch Fundamental Growth V.I. Fund - Class I (1)
   Merrill Lynch Government Bond V.I. Fund - Class I (1)
   Merrill Lynch Value Opportunities V.I. Fund - Class I (4)

Neuberger Berman Advisers Management Trust ("Neuberger Berman AMT"):
   Neuberger Berman AMT Limited Maturity Bond Portfolio - Class I
   Neuberger Berman AMT Partners Portfolio - Class I

Oppenheimer Variable Account Funds:
   Oppenheimer Global Securities Fund/VA - Non-Service Shares
   Oppenheimer Main Street Fund/VA - Non-Service Shares

                                     VA B-15

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

PIMCO Variable Insurance Trust:
   PIMCO VIT High Yield Portfolio - Administrative Class
   PIMCO VIT Long-Term U.S. Government Portfolio - Administrative Class PIMCO VIT Real Return Portfolio - Administrative Class (1)
   PIMCO VIT Short-Term Portfolio - Administrative Class (1)
   PIMCO VIT Total Return Portfolio - Administrative Class (1)

SunAmerica Series Trust ("SunAmerica"):
   SunAmerica - Aggressive Growth Portfolio - Class 1
   SunAmerica - SunAmerica Balanced Portfolio - Class 1
   SunAmerica Alliance Growth Portfolio
   SunAmerica Global Bond Portfolio
   SunAmerica Growth-Income Portfolio
   SunAmerica Marsico Growth Portfolio (1)
   SunAmerica MFS Mid-Cap Growth Portfolio

The Universal Institutional Funds, Inc. ("UIF"):
   UIF Core Plus Fixed Income Portfolio - Class I (1)
   UIF Emerging Markets Equity Portfolio - Class I (1)
   UIF High Yield Portfolio - Class I (1)
   UIF Mid Cap Growth Portfolio - Class I (1)
   UIF Money Market Portfolio - Class I
   UIF Technology Portfolio - Class I (1)
   UIF U.S. Mid Cap Value Portfolio - Class I (1)

VALIC Company I:
   VALIC Company I - International Equities Fund (1)
   VALIC Company I - Mid Cap Index Fund (1)
    VALIC Company I - Small Cap Index Fund (1)

Van Eck Worldwide Insurance Trust ("Van Eck"):
   Van Eck Worldwide Emerging Markets Fund
   Van Eck Worldwide Hard Assets Fund

Vanguard(R)Variable Insurance Fund ("Vanguard VIF"):
   Vanguard(R)VIF Total Bond Market Index Portfolio (1)
   Vanguard(R)VIF Total Stock Market Index Portfolio (1)

(1)  Sub-accounts had no activity.
(2) Effective May 1, 2004, AllianceBernstein Quasar Portfolio changed its name to AllianceBernstein Small Cap Growth Portfolio.
(3) Effective May 1, 2004, Credit Suisse Emerging Growth Portfolio changed its name to Credit Suisse Mid-Cap Growth Portfolio.
(4) Effective July 26, 2004, Merrill Lynch Small Cap Value V.I. Fund changed its name to Merrill Lynch Value Opportunities V.I. Fund.

AIG SunAmerica Asset Management Corp., an affiliate of the Company, serves as the investment advisor to Anchor Series Trust and SunAmerica Series Trust.

The Variable Annuity Life Insurance Company, an affiliate of the Company, serves as the investment advisor to VALIC Company I.

In addition to the Sub-accounts above, policy owners may allocate funds to a fixed account that is part of the Company's general account. Policy owners should refer to the prospectus and prospectus supplements for a complete description of the available Funds and the fixed account.

The assets of the Account are segregated for the Company's other assets. The operations of the Account are part of the Company.

Net premiums from the policies are allocated to the Sub-accounts and invested in the Funds in accordance with policy owner instructions. The premiums are recorded as principal transactions in the Statement of Changes in Net Assets.

Note B - Summary of Significant Accounting Policies and Basis of Presentation

The accompanying financial statements of the Account have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The accounting policies followed by the Account and the methods of applying those principles are presented below.

                                     VA B-16

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note B - Summary of Significant Accounting Policies and Basis of Presentation - Continued

Use of estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the year. Actual results could differ from those estimates.

Security valuation - The investment in shares of Funds are stated at the net asset value of the respective portfolios as determined by the Funds, which value their securities at fair value.

Security transactions and related investment income - Security transactions which represent purchases and sales of investments are accounted for on the trade date at fair value. Realized gains and losses from security transactions are determined on the basis of first-in first-out. Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt.

Policy loans - When a policy loan is made, the loan amount is transferred to the Company from the policy owner's selected investment Sub-account(s), and held as collateral. Interest on this collateral amount is credited to the policy. Loan repayments are invested in the policy owner's selected investment Sub-account(s), after they are first used to repay all loans taken from the declared fixed interest account option.

Federal income taxes - The Company is taxed as a life insurance company under the Internal Revenue Code and includes the Account in determining its federal income tax liability. As a result, the Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Account are not taxable. Therefore, no federal income tax provision has been made.

Accumulation unit - This is a measuring unit used to calculate the policy owner's interest. Such units are valued daily to reflect investment performance and the prorated daily deduction for mortality and expense risk charges.

Note C - Policy Charges

Deductions from premium payments - The deductions from each premium payment are for state premium taxes and for other expenses associated with selling and distributing the policy. A summary of sales charges for each policy follows:

--------------------------------------------------------------------------------
Policies                         Sales Charges
--------------------------------------------------------------------------------
Variable Universal Life Policy   5% of each premium payment plus the state
                                 specific premium taxes.
--------------------------------------------------------------------------------
Executive Advantage              The maximum charge is 9% of each premium
                                 payment.
--------------------------------------------------------------------------------
Gemstone Life                    5% of each premium payment up to the target
                                 premium amount plus 2% of any premium paid in
                                 excess of the target premium amount for policy
                                 years 1-10. 3% of each premium payment up to
                                 the target premium amount plus 2% of any
                                 premium paid in excess of the target premium
                                 amount beginning in policy year 11. The maximum
                                 charge is 8% of each premium payment.
--------------------------------------------------------------------------------

Variable Account charges - Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation. A summary of the charges by policy follows:

---------------------------------------------------------------------------------------------------------------------
                                                                                           Mortality and Expense Risk
                                 Mortality and Expense Risk   Mortality and Expense Risk     Minimum Annual Rate in
Policies                             Current Annual Rate          Maximum Annual Rate      Policy Year 11 and Greater
---------------------------------------------------------------------------------------------------------------------
Variable Universal Life Policy              0.90%                        0.90%                        0.50%
---------------------------------------------------------------------------------------------------------------------
Executive Advantage                         0.75%                        1.00%                         N/A
---------------------------------------------------------------------------------------------------------------------
Gemstone Life                               0.75%                        0.90%                        0.35%
---------------------------------------------------------------------------------------------------------------------

                                     VA B-17

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note C - Policy Charges - Continued

Other charges paid to the Company by redemption of units outstanding include deductions for administrative charges, acquisition and underwriting charges, cost of insurance, supplemental benefits or riders, transfer fees and surrender charges.

Monthly administrative charges are paid to the Company for the administrative services provided under the current policies.

The Company may deduct an additional monthly expense charge for expenses associated with acquisition and underwriting of your policy.

Since determination of both the insurance rate and the Company's net amount at risk depends upon several factors, the cost of insurance deduction may vary from month to month. Policy accumulation value, specified amount of insurance and certain characteristics of the insured person are among the variables included in the calculation for the monthly cost of insurance deduction.

Monthly charges are deducted if the policy owner selects additional supplemental benefits or riders for certain policies. The charges for any rider selected will vary by policy within a range based on either the personal characteristics of the insured person or the specific coverage chosen under the rider.

A transfer charge of $25 may be assessed for each transfer in excess of twelve each policy year. Transfer requests are subject to the Company's published rules concerning market timing. A policy owner who violates these rules will for a period of time (typically six months), have certain restrictions placed on transfers.

A surrender charge may be applicable to certain withdrawal amounts and is payable to the Company. The amount of the surrender charge is based on a table of charges and the premiums paid under the policy or the face amount of the policy (including increases and decreases in the face amount of the policy). For any partial surrender, the Company may charge a maximum transaction fee per policy equal to the lesser of 2% of the amount withdrawn or $25.

A loan may be requested against the policy while the policy has a net cash surrender value. The daily interest charge on the loan is paid to the Company for the expenses of administering and providing policy loans. The interest charge is collected through any loan repayment from the policyholder.

                                     VA B-18

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales

For the year ended December 31, 2004, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                         Cost of     Proceeds
Sub-accounts                                                            Purchases   from Sales
----------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I                            $ 22,964    $ 10,373
AIM V.I. International Growth Fund - Series I                               5,767      20,081
AllianceBernstein Global Bond Portfolio - Class A                           1,072         294
AllianceBernstein Growth and Income Portfolio - Class A                    67,420      45,544
AllianceBernstein Growth Portfolio - Class A                              115,830      74,818
AllianceBernstein Premier Growth Portfolio - Class A                       27,910      43,662
AllianceBernstein Real Estate Investment Portfolio - Class A                   55         315
AllianceBernstein Small Cap Growth Portfolio - Class A                     13,174       5,193
AllianceBernstein Technology Portfolio - Class A                           33,900      46,005
AllianceBernstein Total Return Portfolio - Class A                          4,769      11,898
AllianceBernstein Utility Income Portfolio - Class A                          202          13
American Century VP Capital Appreciation Fund - Class I                       485         313
American Century VP Income & Growth Fund - Class I                            611       1,385
Anchor Series Trust Capital Appreciation Portfolio - Class 1                1,948       4,589
Anchor Series Trust Growth Portfolio - Class 1                              1,758       4,263
Anchor Series Trust Natural Resources Portfolio - Class 1                     982       1,923
Dreyfus Stock Index Fund, Inc. - Initial shares                           184,680     123,020
Dreyfus VIF Small Company Stock Portfolio - Initial shares                 15,884      23,919
Fidelity VIP Asset Manager Portfolio - Initial Class                       60,485      68,327
Fidelity VIP Contrafund Portfolio - Initial Class                         289,145     237,957
Fidelity VIP Growth Portfolio - Initial Class                             106,095     168,107
Fidelity VIP High Income Portfolio - Initial Class                         29,332      16,867
Fidelity VIP Investment Grade Bond Portfolio - Initial Class               13,592       5,729
Fidelity VIP Money Market Portfolio - Initial Class                        67,953      95,746
Fidelity VIP Overseas Portfolio - Initial Class                            16,973      12,261
Franklin Templeton - Templeton Foreign Securities Fund - Class 2          150,837     117,435
Franklin Templeton - Templeton Global Asset Allocation Fund - Class 1       2,191         480
JPMorgan Bond Portfolio                                                       180         212
JPMorgan Mid Cap Value Portfolio                                          118,169      94,590
JPMorgan U.S. Large Cap Core Equity Portfolio                                 325         263
Merrill Lynch Value Opportunities V.I. Fund - Class I                     115,016      47,201
Neuberger Berman AMT Limited Maturity Bond Portfolio - Class I              3,411         452
Neuberger Berman AMT Partners Portfolio - Class I                             208         185
Oppenheimer Global Securities Fund/VA - Non-Service Shares                 24,276      15,012
Oppenheimer Main Street Fund/VA - Non-Service Shares                          723       2,348
PIMCO VIT High Yield Portfolio - Administrative Class                      41,869      21,321
PIMCO VIT Long-Term U.S. Government Portfolio - Administrative Class      150,058      76,553
SunAmerica - Aggressive Growth Portfolio - Class 1                             19           -
SunAmerica - SunAmerica Balanced Portfolio - Class 1                        2,254         446
SunAmerica Alliance Growth Portfolio                                        1,157         595
SunAmerica Global Bond Portfolio                                            1,289       3,078
SunAmerica Growth-Income Portfolio                                          3,677       2,354
SunAmerica MFS Mid-Cap Growth Portfolio                                        14         944
UIF Money Market Portfolio - Class I                                        5,161     752,549
Van Eck Worldwide Emerging Markets Fund                                     4,579      20,843
Van Eck Worldwide Hard Assets Fund                                          1,794       3,920

                                     VA B-19

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments

The following is a summary of fund shares owned as of December 31, 2004.

                                                                                  Net Asset   Value of Shares     Cost of
Sub-accounts                                                             Shares     Value      at Fair Value    Shares Held
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I                             4,787     $22.69       $ 108,625       $ 106,532
AIM V.I. International Growth Fund - Series I                             5,315      19.77         105,078          88,998
AllianceBernstein Global Bond Portfolio - Class A                         1,101      13.63          15,013          14,011
AllianceBernstein Growth and Income Portfolio - Class A                  38,050      24.08         916,250         808,691
AllianceBernstein Growth Portfolio - Class A                             48,693      18.30         891,073         947,644
AllianceBernstein Premier Growth Portfolio - Class A                     10,685      23.44         250,462         260,090
AllianceBernstein Real Estate Investment Portfolio - Class A                131      20.66           2,710           1,652
AllianceBernstein Small Cap Growth Portfolio - Class A                   14,532      11.65         169,302         147,557
AllianceBernstein Technology Portfolio - Class A                         17,251      15.27         263,419         305,481
AllianceBernstein Total Return Portfolio - Class A                        3,279      18.94          62,097          57,415
AllianceBernstein Utility Income Portfolio - Class A                         13      18.17             238             226
American Century VP Capital Appreciation Fund - Class I                     330       7.66           2,530           2,311
American Century VP Income & Growth Fund - Class I                        2,734       7.32          20,013          16,959
Anchor Series Trust Capital Appreciation Portfolio - Class 1                127      33.05           4,196           3,334
Anchor Series Trust Growth Portfolio - Class 1                               90      27.56           2,490           2,142
Anchor Series Trust Natural Resources Portfolio - Class 1                    61      31.37           1,926           1,469
Dreyfus Stock Index Fund, Inc. - Initial shares                          41,396      30.89       1,278,719       1,233,236
Dreyfus VIF Small Company Stock Portfolio - Initial shares                3,835      22.66          86,908          66,272
Fidelity VIP Asset Manager Portfolio - Initial Class                     31,700      14.85         470,746         483,114
Fidelity VIP Contrafund Portfolio - Initial Class                        91,804      26.62       2,443,810       1,994,381
Fidelity VIP Growth Portfolio - Initial Class                            41,586      32.01       1,331,177       1,548,724
Fidelity VIP High Income Portfolio - Initial Class                       30,004       7.00         210,028         218,714
Fidelity VIP Investment Grade Bond Portfolio - Initial Class              8,195      13.25         108,577         104,452
Fidelity VIP Money Market Portfolio - Initial Class                     238,017       1.00         238,017         238,017
Fidelity VIP Overseas Portfolio - Initial Class                           8,076      17.52         141,487         140,909
Franklin Templeton - Templeton Foreign Securities Fund - Class 2         95,336      14.35       1,368,073       1,083,463
Franklin Templeton - Templeton Global Asset Allocation Fund - Class 1       257      21.11           5,428           4,482
JPMorgan Bond Portfolio                                                      49      12.17             591             592
JPMorgan Mid Cap Value Portfolio                                         42,196      25.92       1,093,710         858,060
JPMorgan U.S. Large Cap Core Equity Portfolio                                60      13.59             821             727
Merrill Lynch Value Opportunities V.I. Fund - Class I                    20,506      26.17         536,650         486,302
Neuberger Berman AMT Limited Maturity Bond Portfolio - Class I              343      12.82           4,402           4,522
Neuberger Berman AMT Partners Portfolio - Class I                            33      18.32             604             493
Oppenheimer Global Securities Fund/VA - Non-Service Shares                1,587      29.51          46,827          34,345
Oppenheimer Main Street Fund/VA - Non-Service Shares                      1,433      20.84          29,871          26,559
PIMCO VIT High Yield Portfolio - Administrative Class                    28,337       8.40         238,028         225,858
PIMCO VIT Long-Term U.S. Government Portfolio - Administrative Class     75,057      11.19         839,889         833,892
SunAmerica - Aggressive Growth Portfolio - Class 1                           61      10.19             624             546
SunAmerica - SunAmerica Balanced Portfolio - Class 1                        341      14.00           4,778           4,601
SunAmerica Alliance Growth Portfolio                                        715      18.87          13,485          13,386
SunAmerica Global Bond Portfolio                                            172      11.60           1,999           1,945
SunAmerica Growth-Income Portfolio                                        1,186      23.89          28,327          25,243
SunAmerica MFS Mid-Cap Growth Portfolio                                     744       9.07           6,745           5,070
UIF Money Market Portfolio - Class I                                    263,138       1.00         263,138         263,138
Van Eck Worldwide Emerging Markets Fund                                   4,431      15.21          67,399          40,588
Van Eck Worldwide Hard Assets Fund                                        3,255      18.36          59,765          37,499

                                     VA B-20

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units

Summary of Changes in Units for the years ended December 31, 2004 and 2003.

                                                                          Accumulation    Accumulation    Net Increase
Sub-accounts                                                               Unit Issued   Units Redeemed    (Decrease)
----------------------------------------------------------------------------------------------------------------------
2004
1 AIM V.I. Capital Appreciation Fund - Series I                                2,288          (1,028)          1,260
3 AIM V.I. Capital Appreciation Fund - Series I                                  324            (296)             28
1 AIM V.I. International Growth Fund - Series I                                  879          (2,233)         (1,354)
3 AIM V.I. International Growth Fund - Series I                                   94             (42)             52
1 AllianceBernstein Global Bond Portfolio - Class A                               36             (47)            (11)
1 AllianceBernstein Growth and Income Portfolio - Class A                      3,699          (2,836)            863
1 AllianceBernstein Growth Portfolio - Class A                                 7,449          (4,809)          2,640
1 AllianceBernstein Premier Growth Portfolio - Class A                         3,719          (5,043)         (1,324)
3 AllianceBernstein Premier Growth Portfolio - Class A                           165            (198)            (33)
3 AllianceBernstein Real Estate Investment Portfolio - Class A                     1             (18)            (17)
1 AllianceBernstein Small Cap Growth Portfolio - Class A                       1,758            (938)            820
1 AllianceBernstein Technology Portfolio - Class A                             3,522          (4,373)           (851)
3 AllianceBernstein Technology Portfolio - Class A                                81             (45)             36
1 AllianceBernstein Total Return Portfolio - Class A                             645          (1,362)           (717)
3 AllianceBernstein Utility Income Portfolio - Class A                            24              (2)             22
3 American Century VP Capital Appreciation Fund - Class I                         67             (41)             26
3 American Century VP Income & Growth Fund - Class I                              67            (158)            (91)
3 Anchor Series Trust Capital Appreciation Portfolio - Class 1                   173            (459)           (286)
3 Anchor Series Trust Growth Portfolio - Class 1                                 111            (376)           (265)
3 Anchor Series Trust Natural Resources Portfolio - Class 1                       32            (105)            (73)
1 Dreyfus Stock Index Fund, Inc. - Initial shares                              8,583          (7,494)          1,089
3 Dreyfus Stock Index Fund, Inc. - Initial shares                              7,302          (4,061)          3,241
1 Dreyfus VIF Small Company Stock Portfolio - Initial shares                   1,241          (2,226)           (985)
3 Dreyfus VIF Small Company Stock Portfolio - Initial shares                      39            (149)           (110)
1 Fidelity VIP Asset Manager Portfolio - Initial Class                         3,819          (4,968)         (1,149)
3 Fidelity VIP Asset Manager Portfolio - Initial Class                           358             (92)            266
1 Fidelity VIP Contrafund Portfolio - Initial Class                            4,425          (4,031)            394
2 Fidelity VIP Contrafund Portfolio - Initial Class                           20,225         (15,937)          4,288
3 Fidelity VIP Contrafund Portfolio - Initial Class                              403            (340)             63
1 Fidelity VIP Growth Portfolio - Initial Class                               10,805         (14,175)         (3,370)
3 Fidelity VIP Growth Portfolio - Initial Class                                  108            (283)           (175)
1 Fidelity VIP High Income Portfolio - Initial Class                           2,000          (2,107)           (107)
3 Fidelity VIP High Income Portfolio - Initial Class                              --             (59)            (59)
1 Fidelity VIP Investment Grade Bond Portfolio - Initial Class                   910            (770)            140
3 Fidelity VIP Investment Grade Bond Portfolio - Initial Class                    --             (57)            (57)
1 Fidelity VIP Money Market Portfolio - Initial Class                          4,194          (6,502)         (2,308)
3 Fidelity VIP Money Market Portfolio - Initial Class                            410            (243)            167
1 Fidelity VIP Overseas Portfolio - Initial Class                              1,543          (1,183)            360
2 Franklin Templeton - Templeton Foreign Securities Fund - Class 2            13,478         (10,642)          2,836
3 Franklin Templeton - Templeton Global Asset Allocation Fund - Class 1          213             (69)            144
3 JPMorgan Bond Portfolio                                                         20             (25)             (5)
2 JPMorgan Mid Cap Value Portfolio                                            10,406          (8,510)          1,896
3 JPMorgan U.S. Large Cap Core Equity Portfolio                                   58             (50)              8
2 Merrill Lynch Value Opportunities V.I. Fund - Class I                        5,406          (4,257)          1,149
3 Neuberger Berman AMT Limited Maturity Bond Portfolio - Class I                 333             (79)            254
3 Neuberger Berman AMT Partners Portfolio - Class I                               33             (29)              4
3 Oppenheimer Global Securities Fund/VA - Non-Service Shares                   2,352          (1,484)            868
3 Oppenheimer Main Street Fund/VA - Non-Service Shares                           110            (282)           (172)
2 PIMCO VIT High Yield Portfolio - Administrative Class                        2,818          (2,129)            689
2 PIMCO VIT Long-Term U.S. Government Portfolio - Administrative Class        10,858          (7,988)          2,870

                                     VA B-21

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the years ended December 31, 2004 and 2003.

                                                                          Accumulation    Accumulation    Net Increase
Sub-accounts                                                               Unit Issued   Units Redeemed    (Decrease)
----------------------------------------------------------------------------------------------------------------------
2004 - continued
3 SunAmerica - Aggressive Growth Portfolio - Class 1                              17             (14)              3
3 SunAmerica - SunAmerica Balanced Portfolio - Class 1                           277             (81)            196
3 SunAmerica Alliance Growth Portfolio                                           296            (216)             80
3 SunAmerica Global Bond Portfolio                                                75            (234)           (159)
3 SunAmerica Growth-Income Portfolio                                             601            (451)            150
3 SunAmerica MFS Mid-Cap Growth Portfolio                                         95            (242)           (147)
2 UIF Money Market Portfolio - Class I                                           171         (72,679)        (72,508)
1 Van Eck Worldwide Emerging Markets Fund                                        750          (2,456)         (1,706)
1 Van Eck Worldwide Hard Assets Fund                                             304            (444)           (140)

2003

1 AIM V.I. Capital Appreciation Fund - Series I                                2,627          (3,093)           (466)
3 AIM V.I. Capital Appreciation Fund - Series I                                  714            (313)            401
1 AIM V.I. International Growth Fund - Series I                                2,247          (1,544)            703
3 AIM V.I. International Growth Fund - Series I                                  127             (53)             74
1 AllianceBernstein Global Bond Portfolio - Class A                            1,000            (108)            892
1 AllianceBernstein Growth and Income Portfolio - Class A                      5,980          (3,890)          2,090
1 AllianceBernstein Growth Portfolio - Class A                                12,619         (15,319)         (2,700)
1 AllianceBernstein Premier Growth Portfolio - Class A                         7,136          (7,494)           (358)
3 AllianceBernstein Premier Growth Portfolio - Class A                           218            (219)             (1)
3 AllianceBernstein Real Estate Investment Portfolio - Class A                     9              (5)              4
1 AllianceBernstein Small Cap Growth Portfolio - Class A                       3,299          (1,558)          1,741
1 AllianceBernstein Technology Portfolio - Class A                             6,461          (5,224)          1,237
3 AllianceBernstein Technology Portfolio - Class A                                88             (54)             34
1 AllianceBernstein Total Return Portfolio - Class A                             762            (431)            331
3 AllianceBernstein Utility Income Portfolio - Class A                            --              (1)             (1)
3 American Century VP Capital Appreciation Fund - Class I                         79             (45)             34
3 American Century VP Income & Growth Fund - Class I                             109            (181)            (72)
3 Anchor Series Trust Capital Appreciation Portfolio - Class 1                    75             (67)              8
3 Anchor Series Trust Growth Portfolio - Class 1                                  --              (3)             (3)
3 Anchor Series Trust Natural Resources Portfolio - Class 1                       13              (6)              7
1 Dreyfus Stock Index Fund, Inc. - Initial shares                             12,611          (8,588)          4,023
3 Dreyfus Stock Index Fund, Inc. - Initial shares                              5,433          (1,014)          4,419
1 Dreyfus VIF Small Company Stock Portfolio - Initial shares                   1,902          (1,948)            (46)
3 Dreyfus VIF Small Company Stock Portfolio - Initial shares                     277            (181)             96
1 Fidelity VIP Asset Manager Portfolio - Initial Class                         5,043          (2,476)          2,567
3 Fidelity VIP Asset Manager Portfolio - Initial Class                           163            (105)             58
2 Fidelity VIP Balanced Portfolio - Initial Class                                 --        (502,529)       (502,529)
1 Fidelity VIP Contrafund Portfolio - Initial Class                            4,890          (5,429)           (539)
2 Fidelity VIP Contrafund Portfolio - Initial Class                          153,975          (3,420)        150,555
3 Fidelity VIP Contrafund Portfolio - Initial Class                              532            (317)            215
1 Fidelity VIP Growth Portfolio - Initial Class                               16,091         (11,540)          4,551
3 Fidelity VIP Growth Portfolio - Initial Class                                  434             (70)            364
1 Fidelity VIP High Income Portfolio - Initial Class                           3,132          (1,307)          1,825
3 Fidelity VIP High Income Portfolio - Initial Class                              --             (61)            (61)
1 Fidelity VIP Investment Grade Bond Portfolio - Initial Class                 1,041            (334)            707
3 Fidelity VIP Investment Grade Bond Portfolio - Initial Class                    15             (47)            (32)
1 Fidelity VIP Money Market Portfolio - Initial Class                          5,681          (4,418)          1,263
3 Fidelity VIP Money Market Portfolio - Initial Class                            481            (637)           (156)
1 Fidelity VIP Overseas Portfolio - Initial Class                              2,000          (1,329)            671

                                     VA B-22

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the years ended December 31, 2004 and 2003.

                                                                          Accumulation    Accumulation    Net Increase
Sub accounts                                                              Units Issued   Units Redeemed    (Decrease)
----------------------------------------------------------------------------------------------------------------------
2003 - continued
2 Franklin Templeton - Templeton Foreign Securities Fund - Class 2           102,824         (2,284)        100,540
3 Franklin Templeton - Templeton Global Asset Allocation Fund - Class 1           98            (84)             14
3 JPMorgan Bond Portfolio                                                         53            (13)             40
2 JPMorgan Mid Cap Value Portfolio                                            82,259         (1,827)         80,432
3 JPMorgan U.S. Large Cap Core Equity Portfolio                                   70            (62)              8
2 Merrill Lynch Value Opportunities V.I. Fund - Class I                       41,129           (913)         40,216
3 Neuberger Berman AMT Limited Maturity Bond Portfolio - Class I                 134            (87)             47
3 Neuberger Berman AMT Partners Portfolio - Class I                               42            (38)              4
3 Oppenheimer Global Securities Fund/VA - Non-Service Shares                   1,798           (268)          1,530
3 Oppenheimer Main Street Fund/VA - Non-Service Shares                           171           (321)           (150)
2 PIMCO VIT High Yield Portfolio - Administrative Class                       20,565           (457)         20,108
2 PIMCO VIT Long-Term U.S. Government Portfolio - Administrative Class        77,118         (1,713)         75,405
3 SunAmerica - Aggressive Growth Portfolio - Class 1                              47             (2)             45
3 SunAmerica - SunAmerica Balanced Portfolio - Class 1                           118            (90)             28
3 SunAmerica Alliance Growth Portfolio                                           386           (237)            149
3 SunAmerica Global Bond Portfolio                                                13             (6)              7
3 SunAmerica Growth-Income Portfolio                                             715           (453)            262
3 SunAmerica MFS Mid-Cap Growth Portfolio                                        562           (234)            328
2 UIF Money Market Portfolio - Class I                                        46,087         (6,774)         39,313
1 Van Eck Worldwide Emerging Markets Fund                                      1,915            661           2,576
1 Van Eck Worldwide Hard Assets Fund                                           1,224           (664)            560

Footnotes
1 Variable Universal Life Policy product.
2 Executive Advantage product.
3 Gemstone Life product.

                                     VA B-23

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying sub-accounts) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                                 Investment
                                                                            Unit                   Income      Expense       Total
Sub accounts                                                      Units    Value    Net Assets    Ratio (a)   Ratio (b)   Return (c)
------------------------------------------------------------------------------------------------------------------------------------
2004
1 AIM V.I. Capital Appreciation Fund - Series I                    8,433   $11.13   $   93,850      0.00%       0.90%        5.67%
3 AIM V.I. Capital Appreciation Fund - Series I                    1,627     9.08       14,775      0.00%       0.75%        5.83%
1 AIM V.I. International Growth Fund - Series I                    7,913    12.91      102,164      0.60%       0.90%       22.89%
3 AIM V.I. International Growth Fund - Series I                      257    11.36        2,919      0.60%       0.75%       23.08%
1 AllianceBernstein Global Bond Portfolio - Class A                1,033    14.53       15,013      5.48%       0.90%        8.65%
1 AllianceBernstein Growth and Income Portfolio - Class A         34,355    26.67      916,250      0.87%       0.90%       10.46%
1 AllianceBernstein Growth Portfolio - Class A                    46,104    19.33      891,073      0.00%       0.90%       13.71%
1 AllianceBernstein Premier Growth Portfolio - Class A            19,467    12.15      236,499      0.00%       0.90%        7.65%
3 AllianceBernstein Premier Growth Portfolio - Class A             1,746     8.00       13,963      0.00%       0.75%        7.81%
3 AllianceBernstein Real Estate Investment Portfolio - Class A       128    21.09        2,702      2.24%       0.75%       34.61%
1 AllianceBernstein Small Cap Growth Portfolio - Class A**        13,947    12.14      169,302      0.00%       0.90%       13.53%
1 AllianceBernstein Technology Portfolio - Class A                17,048    15.34      261,510      0.00%       0.90%        4.51%
3 AllianceBernstein Technology Portfolio - Class A                   261     7.30        1,908      0.00%       0.75%        4.67%
1 AllianceBernstein Total Return Portfolio - Class A               5,196    11.95       62,098      2.32%       0.90%        8.10%
3 AllianceBernstein Utility Income Portfolio - Class A                26     8.98          236      0.56%       0.75%       23.40%
3 American Century VP Capital Appreciation Fund - Class I            288     8.79        2,530      0.00%       0.75%        6.78%
3 American Century VP Income & Growth Fund - Class I               1,878    10.66       20,013      1.38%       0.75%       12.15%
3 Anchor Series Trust Capital Appreciation Portfolio - Class 1       432     9.71        4,195      0.00%       0.75%        8.30%
3 Anchor Series Trust Growth Portfolio - Class 1                     241    10.33        2,490      0.36%       0.75%       10.03%
3 Anchor Series Trust Natural Resources Portfolio - Class 1          109    17.60        1,922      0.47%       0.75%       24.11%
1 Dreyfus Stock Index Fund, Inc. - Initial shares                 57,223    20.13    1,152,047      1.79%       0.90%        9.65%
3 Dreyfus Stock Index Fund, Inc. - Initial shares                 12,822     9.88      126,672      2.01%       0.75%        9.81%
1 Dreyfus VIF Small Company Stock Portfolio - Initial shares       5,313    14.71       78,155      0.00%       0.90%       17.46%
3 Dreyfus VIF Small Company Stock Portfolio - Initial shares         670    13.07        8,755      0.00%       0.75%       17.63%
1 Fidelity VIP Asset Manager Portfolio - Initial Class            27,038    17.23      465,963      2.66%       0.90%        4.52%
3 Fidelity VIP Asset Manager Portfolio - Initial Class               442    10.84        4,790      2.66%       0.75%        4.68%
1 Fidelity VIP Contrafund Portfolio - Initial Class               18,673    16.81      313,817      0.35%       0.90%       14.44%
2 Fidelity VIP Contrafund Portfolio - Initial Class              154,843    13.55    2,097,585      0.31%       0.75%       14.61%
3 Fidelity VIP Contrafund Portfolio - Initial Class                2,572    12.60       32,412      0.35%       0.75%       14.61%
1 Fidelity VIP Growth Portfolio - Initial Class                   77,484    17.01    1,317,724      0.26%       0.90%        2.45%
3 Fidelity VIP Growth Portfolio - Initial Class                    1,617     8.32       13,451      0.26%       0.75%        2.61%
1 Fidelity VIP High Income Portfolio - Initial Class              15,962    12.71      202,940      7.97%       0.90%        8.61%
3 Fidelity VIP High Income Portfolio - Initial Class                 564    12.57        7,088      7.97%       0.75%        8.77%
1 Fidelity VIP Investment Grade Bond Portfolio - Initial Class     6,278    16.50      103,602      3.94%       0.90%        3.52%
3 Fidelity VIP Investment Grade Bond Portfolio - Initial Class       401    12.41        4,976      3.94%       0.75%        3.67%
1 Fidelity VIP Money Market Portfolio - Initial Class             17,073    13.14      224,411      1.15%       0.90%        0.30%
3 Fidelity VIP Money Market Portfolio - Initial Class              1,317    10.33       13,605      1.15%       0.75%        0.45%
1 Fidelity VIP Overseas Portfolio - Initial Class                  8,981    15.76      141,496      1.08%       0.90%       12.62%
2 Franklin Templeton - Templeton Foreign Securities
     Fund - Class 2                                              103,376    13.23    1,368,071      0.97%       0.75%       17.64%
3 Franklin Templeton - Templeton Global Asset Allocation
     Fund - Class 1                                                  411    13.20        5,428      2.38%       0.75%       15.07%
3 JPMorgan Bond Portfolio                                             50    11.94          597      4.18%       0.75%        3.51%
2 JPMorgan Mid Cap Value Portfolio                                82,328    13.28    1,093,710      0.28%       0.75%       20.16%
3 JPMorgan U.S. Large Cap Core Equity Portfolio                       88     9.40          825      0.72%       0.75%        8.67%
2 Merrill Lynch Value Opportunities V.I. Fund - Class I***        41,365    12.97      536,649      0.00%       0.75%       14.12%
3 Neuberger Berman AMT Limited Maturity Bond
     Portfolio - Class I                                             398    11.05        4,402      5.27%       0.75%        0.03%
3 Neuberger Berman AMT Partners Portfolio - Class I                   53    11.51          606      0.01%       0.75%       18.09%
3 Oppenheimer Global Securities Fund/VA - Non-Service Shares       3,802    12.31       46,824      0.96%       0.75%       18.27%
3 Oppenheimer Main Street Fund/VA - Non-Service Shares             2,915    10.25       29,871      0.83%       0.75%        8.64%
2 PIMCO VIT High Yield Portfolio - Administrative Class           20,797    11.45      238,020      6.26%       0.75%        8.72%

                                     VA B-24

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying sub-accounts) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                               Investment
                                                                            Unit                 Income     Expense      Total
Sub-accounts                                                       Units    Value  Net Assets   Ratio (a)  Ratio (b)  Return (c)
--------------------------------------------------------------------------------------------------------------------------------
2004 - continued
2 PIMCO VIT Long-Term U.S. Government Portfolio - Administrative
     Class                                                         78,275  $10.73   $839,887      2.96%      0.75%       6.76%
3 SunAmerica - Aggressive Growth Portfolio - Class 1                   71    8.81        622      0.00%      0.75%      15.91%
3 SunAmerica - SunAmerica Balanced Portfolio - Class 1                507    9.42      4,778      1.85%      0.75%       5.98%
3 SunAmerica Alliance Growth Portfolio                              1,608    8.39     13,487      0.32%      0.75%       7.14%
3 SunAmerica Global Bond Portfolio                                    175   11.37      1,993      0.00%      0.75%       3.19%
3 SunAmerica Growth-Income Portfolio                                2,930    9.67     28,327      0.71%      0.75%      10.70%
3 SunAmerica MFS Mid-Cap Growth Portfolio                           1,043    6.47      6,744      0.00%      0.75%      13.24%
2 UIF Money Market Portfolio - Class I                             25,537   10.31    263,329      0.81%      0.75%       0.03%
1 Van Eck Worldwide Emerging Markets Fund                           5,442   12.39     67,400      0.59%      0.90%      24.76%
1 Van Eck Worldwide Hard Assets Fund                                3,853   15.51     59,765      0.37%      0.90%      22.87%

2003
1 AIM V.I. Capital Appreciation Fund - Series I                     7,173   10.53     75,545      0.00%      0.90%      28.36%
3 AIM V.I. Capital Appreciation Fund - Series I                     1,599    8.58     13,722      0.00%      0.75%      28.55%
1 AIM V.I. International Growth Fund - Series I                     9,267   10.51     97,361      0.56%      0.90%      27.91%
3 AIM V.I. International Growth Fund - Series I                       205    9.23      1,897      0.56%      0.75%      28.10%
1 AllianceBernstein Global Bond Portfolio - Class A                 1,044   13.38     13,970      1.26%      0.75%      12.25%
1 AllianceBernstein Growth and Income Portfolio - Class A          33,492   24.14    808,633      1.03%      0.90%      31.32%
1 AllianceBernstein Growth Portfolio - Class A                     43,464   17.00    738,804      0.00%      0.90%      33.85%
1 AllianceBernstein Premier Growth Portfolio - Class A             20,791   11.29    234,646      0.00%      0.90%      22.56%
3 AllianceBernstein Premier Growth Portfolio - Class A              1,779    7.42     13,199      0.00%      0.75%      22.74%
3 AllianceBernstein Real Estate Investment Portfolio - Class A        145   15.67      2,272      2.70%      0.75%      38.26%
1 AllianceBernstein Small Cap Growth Portfolio - Class A           13,127   10.69    140,364      0.00%      0.90%      47.57%
1 AllianceBernstein Technology Portfolio - Class A                 17,899   14.68    262,716      0.00%      0.90%      42.79%
3 AllianceBernstein Technology Portfolio - Class A                    225    6.98      1,566      0.00%      0.75%      43.01%
1 AllianceBernstein Total Return Portfolio - Class A                5,913   11.06     65,373      2.58%      0.75%      17.99%
3 AllianceBernstein Utility Income Portfolio - Class A                  4    7.28         30      4.68%      0.75%      18.99%
3 American Century VP Capital Appreciation Fund - Class I             262    8.23      2,157      0.00%      0.75%      19.57%
3 American Century VP Income & Growth Fund - Class I                1,969    9.50     18,711      1.30%      0.75%      28.39%
3 Anchor Series Trust Capital Appreciation Portfolio - Class 1        718    8.97      6,439      0.00%      0.75%      31.26%
3 Anchor Series Trust Growth Portfolio - Class 1                      506    9.39      4,752      0.54%      0.75%      28.95%
3 Anchor Series Trust Natural Resources Portfolio - Class 1           182   14.18      2,585      0.66% +    0.75%      46.61%
1 Dreyfus Stock Index Fund, Inc. - Initial shares                  56,134   18.36  1,030,662      1.46%      0.90%      27.21%
3 Dreyfus Stock Index Fund, Inc. - Initial shares                   9,581    9.00     86,190      1.77%      0.75%      27.41%
1 Dreyfus VIF Small Company Stock Portfolio - Initial shares        6,298   12.52     78,872      0.12%      0.90%      41.66%
3 Dreyfus VIF Small Company Stock Portfolio - Initial shares          780   11.11      8,668      0.10%      0.75%      41.87%
1 Fidelity VIP Asset Manager Portfolio - Initial Class             28,187   16.49    464,743      3.36%      0.90%      16.92%
3 Fidelity VIP Asset Manager Portfolio - Initial Class                176   10.36      1,819      3.36%      0.75%      17.09%
2 Fidelity VIP Balanced Portfolio - Initial Class                       -   11.28          -      5.87%      0.75%      16.85%
1 Fidelity VIP Contrafund Portfolio - Initial Class                18,279   14.69    268,435      0.11%      0.90%      27.31%
2 Fidelity VIP Contrafund Portfolio - Initial Class               150,555   11.82  1,779,453      0.11%      0.75%      18.19%
3 Fidelity VIP Contrafund Portfolio - Initial Class                 2,509   11.00     27,584      0.11%      0.75%      27.50%
1 Fidelity VIP Growth Portfolio - Initial Class                    80,854   16.60  1,342,138      0.24%      0.90%      31.66%
3 Fidelity VIP Growth Portfolio - Initial Class                     1,792    8.11     14,528      0.24%      0.75%      31.86%
1 Fidelity VIP High Income Portfolio - Initial Class               16,069   11.71    188,101      6.88%      0.90%      26.13%
3 Fidelity VIP High Income Portfolio - Initial Class                  623   11.55      7,194      6.88%      0.75%      26.31%
1 Fidelity VIP Investment Grade Bond Portfolio - Initial Class      6,138   15.94     97,841      3.70% +    0.90%       4.26%
3 Fidelity VIP Investment Grade Bond Portfolio - Initial Class        458   11.97      5,485      3.70%      0.75%       4.42%
1 Fidelity VIP Money Market Portfolio - Initial Class              19,381   13.10    253,980      1.00%      0.90%       0.09%
3 Fidelity VIP Money Market Portfolio - Initial Class               1,150   10.28     11,829      1.00%      0.75%       0.24%

                                     VA B-25

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying sub-accounts) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                               Investment
                                                                            Unit                 Income     Expense      Total
Sub-accounts                                                       Units    Value  Net Assets   Ratio (a)  Ratio (b)  Return (c)
--------------------------------------------------------------------------------------------------------------------------------
2003 - continued
1 Fidelity VIP Overseas Portfolio - Initial Class                   8,621  $13.99  $  120,609     0.72%      0.90%       42.09%
2 Franklin Templeton - Templeton Foreign Securities Fund -
     Class 2                                                      100,540   11.25   1,131,003     0.00%      0.75%       12.49%
3 Franklin Templeton - Templeton Global Asset Allocation Fund -
     Class 1                                                          267   11.47       3,064     2.14%      0.75%       31.32%
3 JPMorgan Bond Portfolio                                              55   11.54         640     0.82% +    0.75%        2.94%
2 JPMorgan Mid Cap Value Portfolio                                 80,432   11.06     889,291     0.00%      0.75%       10.56%
3 JPMorgan U.S. Large Cap Core Equity Portfolio                        80    8.65         691     0.33%      0.75%       27.18%
2 Merrill Lynch Value Opportunities V.I. Fund - Class I            40,216   11.37     457,190     0.13%      0.75%       13.68%
3 Neuberger Berman AMT Limited Maturity Bond Portfolio - Class I      144   11.04       1,595     4.86%      0.75%        1.66%
3 Neuberger Berman AMT Partners Portfolio - Class I                    49    9.74         479     0.00%      0.75%       34.08%
3 Oppenheimer Global Securities Fund/VA - Non-Service Shares        2,934   10.41      30,545     0.94%      0.75%       41.95%
3 Oppenheimer Main Street Fund/VA - Non-Service Shares              3,087    9.43      29,114     0.97%      0.75%       25.77%
2 PIMCO VIT High Yield Portfolio - Administrative Class            20,108   10.53     211,675     3.21%      0.75%        5.27%
2 PIMCO VIT Long-Term U.S. Government Portfolio -
     Administrative Class                                          75,405   10.05     757,857     1.27% +    0.75%        0.50%
3 SunAmerica - Aggressive Growth Portfolio - Class 1                   68    7.60         516     0.00%      0.75%       27.53%
3 SunAmerica - SunAmerica Balanced Portfolio - Class 1                311    8.89       2,766     1.80%      0.75%       14.26%
3 SunAmerica Alliance Growth Portfolio                              1,528    7.83      11,965     0.26%      0.75%       24.87%
3 SunAmerica Global Bond Portfolio                                    334   11.02       3,677     0.00%      0.75%        2.78%
3 SunAmerica Growth-Income Portfolio                                2,780    8.73      24,280     1.02%      0.75%       24.70%
3 SunAmerica MFS Mid-Cap Growth Portfolio                           1,190    5.71       6,793     0.00%      0.75%       36.21%
2 UIF Money Market Portfolio - Class I                             98,045   10.31   1,010,698     0.58%      0.75%       -0.20%
1 Van Eck Worldwide Emerging Markets Fund                           7,148    9.93      70,960     0.09%      0.90%       52.81%
1 Van Eck Worldwide Hard Assets Fund                                3,993   12.63      50,411     0.36%      0.90%       43.78%

2002
1 AIM V.I. Capital Appreciation Fund - Series I                     7,639    8.21      62,680     0.00%      0.90%      -25.03%
3 AIM V.I. Capital Appreciation Fund - Series I                     1,198    6.67       7,994     0.00%      0.75%      -24.92%
1 AIM V.I. International Growth Fund - Series I                     8,564    8.21      70,342     0.61%      0.90%      -16.43%
3 AIM V.I. International Growth Fund - Series I                       131    7.21         943     1.13%      0.75%      -16.30%
1 AllianceBernstein Global Bond Portfolio - Class A                   152   11.92       1,808     1.18%      0.75%       15.87%
1 AllianceBernstein Growth and Income Portfolio - Class A          31,402   18.39     577,352     0.67%      0.90%      -22.75%
1 AllianceBernstein Growth Portfolio - Class A                     46,164   12.70     586,259     0.00%      0.90%      -28.72%
1 AllianceBernstein Premier Growth Portfolio - Class A             21,149    9.21     194,749     0.00%      0.90%      -31.27%
3 AllianceBernstein Premier Growth Portfolio - Class A              1,780    6.04      10,755     0.00%      0.75%      -31.16%
3 AllianceBernstein Real Estate Investment Portfolio - Class A        141   11.33       1,600     5.41%      0.75%        0.00%
1 AllianceBernstein Small Cap Growth Portfolio - Class A           11,386    7.25      82,501     0.00%      0.90%      -32.38%
1 AllianceBernstein Technology Portfolio - Class A                 16,662   10.28     171,274     0.00%      0.90%      -42.23%
3 AllianceBernstein Technology Portfolio - Class A                    191    4.88         930     0.00%      0.75%      -42.14%
1 AllianceBernstein Total Return Portfolio - Class A                5,582    9.37      52,302     2.64% +    0.75%      -11.39%
3 AllianceBernstein Utility Income Portfolio - Class A                  5    6.12          33     5.15%      0.75%        0.00%
3 American Century VP Capital Appreciation Fund - Class I             228    6.88       1,572     0.00%      0.75%      -21.79%
3 American Century VP Income & Growth Fund - Class I                2,041    7.40      15,106     1.00%      0.75%      -19.97%
3 Anchor Series Trust Capital Appreciation Portfolio - Class 1        710    6.83       4,853     0.00%      0.75%      -23.23%
3 Anchor Series Trust Growth Portfolio - Class 1                      509    7.28       3,709     0.70%      0.75%      -22.75%
3 Anchor Series Trust Natural Resources Portfolio - Class 1           175    9.67       1,692     1.37% +    0.75%        7.54%
1 Dreyfus Stock Index Fund, Inc. - Initial shares                  52,111   14.43     752,111     1.37%      0.90%      -23.06%
3 Dreyfus Stock Index Fund, Inc. - Initial shares                   5,162    7.06      36,446     2.42%      0.75%      -22.94%
1 Dreyfus VIF Small Company Stock Portfolio - Initial shares        6,344    8.84      56,082     0.24%      0.90%      -20.43%
3 Dreyfus VIF Small Company Stock Portfolio - Initial shares          684    7.83       5,353     0.43%      0.75%        0.00%
1 Fidelity VIP Asset Manager Portfolio - Initial Class             25,620   14.10     361,292     3.71%      0.90%       -9.55%

                                     VA B-26

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying sub-accounts) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                                 Investment
                                                                            Unit                   Income      Expense       Total
Sub-accounts                                                      Units     Value   Net Assets    Ratio (a)   Ratio (b)   Return (c)
------------------------------------------------------------------------------------------------------------------------------------
2002 - continued
3 Fidelity VIP Asset Manager Portfolio - Initial Class               118   $ 8.84   $    1,043     4.72%        0.75%        -9.41%
2 Fidelity VIP Balanced Portfolio - Initial Class                502,529     9.65    4,849,243     2.47%        0.75%        -9.40%
1 Fidelity VIP Contrafund Portfolio - Initial Class               18,818    11.53      217,059     0.75%        0.90%       -10.16%
3 Fidelity VIP Contrafund Portfolio - Initial Class                2,294     8.62       19,786     0.80%        0.75%       -10.03%
1 Fidelity VIP Growth Portfolio - Initial Class                   76,303    12.61      962,015     0.25%        0.90%       -30.73%
3 Fidelity VIP Growth Portfolio - Initial Class                    1,428     6.15        8,780     0.39%        0.75%       -30.63%
1 Fidelity VIP High Income Portfolio - Initial Class              14,244     9.28      132,204     9.57%        0.90%         2.52%
3 Fidelity VIP High Income Portfolio - Initial Class                 684     9.15        6,261     8.54%        0.75%         2.67%
1 Fidelity VIP Investment Grade Bond Portfolio - Initial Class     5,431    15.29       83,037     3.82%        0.90%         9.35%
3 Fidelity VIP Investment Grade Bond Portfolio - Initial Class       490    11.47        5,615     4.69%        0.75%         9.52%
1 Fidelity VIP Money Market Portfolio - Initial Class             18,118    13.09      237,209     1.76%        0.90%         0.78%
3 Fidelity VIP Money Market Portfolio - Initial Class              1,306    10.26       13,399     1.89%        0.75%         0.93%
1 Fidelity VIP Overseas Portfolio - Initial Class                  7,950     9.85       78,283     0.92%        0.90%       -20.99%
3 Franklin Templeton - Templeton Global Asset Allocation Fund
   - Class 1                                                         253     8.74        2,209     2.79%        0.75%        -4.88%
3 JPMorgan Bond Portfolio                                             15    11.21          170     0.57%        0.75%         7.99%
3 JPMorgan U.S. Large Cap Core Equity Portfolio                       72     6.80          487     0.06%        0.75%         0.00%
3 Neuberger Berman AMT Limited Maturity Bond Portfolio -
   Class I                                                            97    10.86        1,058     2.91%        0.75%         4.55%
3 Neuberger Berman AMT Partners Portfolio - Class I                   45     7.27          329     0.73%        0.75%         0.00%
3 Oppenheimer Global Securities Fund/VA - Non-Service Shares       1,404     7.33       10,300     1.21%        0.75%       -22.72%
3 Oppenheimer Main Street Fund/VA - Non-Service Shares             3,237     7.50       24,279     0.85%        0.75%       -19.40%
3 SunAmerica - Aggressive Growth Portfolio - Class 1                  23     5.96          138     0.26%        0.75%       -25.25%
3 SunAmerica - SunAmerica Balanced Portfolio - Class 1               283     7.78        2,201     2.24%        0.75%       -15.83%
3 SunAmerica Alliance Growth Portfolio                             1,379     6.27        8,646     0.27%        0.75%       -31.80%
3 SunAmerica Global Bond Portfolio                                   327    10.72        3,507     2.80% +      0.75%         5.13%
3 SunAmerica Growth-Income Portfolio                               2,518     7.00       17,633     0.98%        0.75%       -21.74%
3 SunAmerica MFS Mid-Cap Growth Portfolio                            862     4.19        3,614     0.00%        0.75%       -47.56%
2 UIF Money Market Portfolio - Class I                            58,732    10.33      606,660     1.66%        0.75%         0.00%
1 Van Eck Worldwide Emerging Markets Fund                          4,572     6.50       29,699     0.15%        0.90%        -3.77%
1 Van Eck Worldwide Hard Assets Fund                               3,433     8.78       30,146     0.90%        0.90%        -3.70%

2001
1 AIM V.I. Capital Appreciation Fund - Series I                    7,840    10.95       85,814     0.00% +      0.90%       -23.97%
3 AIM V.I. Capital Appreciation Fund - Series I                      398     8.89        3,537     0.00% +      0.75%       -11.11%
1 AIM V.I. International Growth Fund - Series I                    7,967     9.83       78,299     0.33% +      0.90%       -24.22%
3 AIM V.I. International Growth Fund - Series I                       15     8.61          133     0.00%        0.75%       -13.89%
1 AllianceBernstein Global Bond Portfolio - Class A                  185    10.28        1,905     0.00%        0.75%        -1.17%
1 AllianceBernstein Growth and Income Portfolio - Class A         34,130    23.80      812,322     0.60% +      0.90%        -0.55%
1 AllianceBernstein Growth Portfolio - Class A                    48,410    17.82      862,517     0.28% +      0.90%       -24.16%
1 AllianceBernstein Premier Growth Portfolio - Class A            22,482    13.40      301,200     0.00% +      0.90%       -17.95%
3 AllianceBernstein Premier Growth Portfolio - Class A               977     8.78        8,575     0.00%        0.75%       -12.21%
1 AllianceBernstein Small Cap Growth Portfolio - Class A          10,539    10.72      112,936     0.00% +      0.90%       -13.54%
1 AllianceBernstein Technology Portfolio - Class A                16,526    17.79      294,053     0.00% +      0.90%       -25.91%
3 AllianceBernstein Technology Portfolio - Class A                   115     8.43          973     0.00%        0.75%       -15.69%
1 AllianceBernstein Total Return Portfolio - Class A               9,901    10.57      104,693     1.59% +      0.75%         1.35%
3 American Century VP Capital Appreciation Fund - Class I            202     8.80        1,774     0.00%        0.75%       -11.98%
3 American Century VP Income & Growth Fund - Class I               1,837     9.25       16,996     0.00%        0.75%        -7.50%
3 Anchor Series Trust Capital Appreciation Portfolio - Class 1       144     8.90        1,279     0.00%        0.75%       -11.01%
3 Anchor Series Trust Growth Portfolio - Class 1                     134     9.42        1,261     0.08% +      0.75%        -5.76%
3 Anchor Series Trust Natural Resources Portfolio - Class 1           55     9.00          491     0.02% +      0.75%       -10.05%

                                     VA B-27

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying sub-accounts) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                                 Investment
                                                                            Unit                   Income      Expense       Total
Sub-accounts                                                      Units     Value   Net Assets    Ratio (a)   Ratio (b)   Return (c)
------------------------------------------------------------------------------------------------------------------------------------
2001 - continued
1 Dreyfus Stock Index Fund, Inc. - Initial shares                 54,823   $18.76   $1,028,405     1.09% +      0.90%       -12.97%
3 Dreyfus Stock Index Fund, Inc. - Initial shares                    857     9.16        7,857     0.53% +      0.75%        -8.37%
1 Dreyfus VIF Small Company Stock Portfolio - Initial shares       4,996    11.11       55,507     0.06%        0.90%        -2.42%
1 Fidelity VIP Asset Manager Portfolio - Initial Class            23,801    15.59      371,071     4.03% +      0.90%        -4.95%
3 Fidelity VIP Asset Manager Portfolio - Initial Class                63     9.76          619     0.00%        0.75%        -2.37%
2 Fidelity VIP Balanced Portfolio - Initial Class                355,903    10.65    3,790,682     0.00%        0.75%         6.51%
1 Fidelity VIP Contrafund Portfolio - Initial Class               15,808    12.84      202,971     0.70% +      0.90%       -13.04%
3 Fidelity VIP Contrafund Portfolio - Initial Class                1,710     9.59       16,390     0.00%        0.75%        -4.15%
1 Fidelity VIP Growth Portfolio - Initial Class                   76,052    18.20    1,384,279     0.07% +      0.90%       -18.39%
3 Fidelity VIP Growth Portfolio - Initial Class                      550     8.86        4,874     0.00%        0.75%       -11.37%
1 Fidelity VIP High Income Portfolio - Initial Class              12,213     9.05      110,566    12.92%        0.90%       -12.53%
3 Fidelity VIP High Income Portfolio - Initial Class                 743     8.91        6,619     0.00%        0.75%       -10.91%
1 Fidelity VIP Investment Grade Bond Portfolio - Initial Class     4,556    13.98       63,703     4.81%        0.90%         7.49%
3 Fidelity VIP Investment Grade Bond Portfolio - Initial Class       235    10.47        2,463     0.00%        0.75%         4.71%
1 Fidelity VIP Money Market Portfolio - Initial Class             20,242    12.99      262,961     4.12%        0.90%         3.25%
3 Fidelity VIP Money Market Portfolio - Initial Class              1,264    10.16       12,848     0.71%        0.75%         1.64%
1 Fidelity VIP Overseas Portfolio - Initial Class                 11,401    12.46      142,091     5.34% +      0.90%       -21.88%
3 Franklin Templeton - Templeton Global Asset Allocation Fund
   - Class 1                                                          42     9.19          389     0.00%        0.75%        -8.15%
3 JPMorgan Bond Portfolio                                              7    10.38           68     4.13% +      0.75%         3.80%
3 Neuberger Berman AMT Limited Maturity Bond Portfolio -
   Class I                                                            60    10.39          625     0.00%        0.75%         3.92%
3 Oppenheimer Global Securities Fund/VA - Non-Service Shares          45     9.49          427     0.00%        0.75%        -5.10%
3 Oppenheimer Main Street Fund/VA - Non-Service Shares             2,411     9.30       22,438     0.00%        0.75%        -6.95%
3 SunAmerica - Aggressive Growth Portfolio - Class 1                   8     7.98           67     0.00% +      0.75%       -20.25%
3 SunAmerica - SunAmerica Balanced Portfolio - Class 1               257     9.24        2,374     0.81% +      0.75%        -7.58%
3 SunAmerica Alliance Growth Portfolio                             1,181     9.19       10,858     0.00%        0.75%        -8.08%
3 SunAmerica Global Bond Portfolio                                    87    10.20          890     2.95%        0.75%         1.97%
3 SunAmerica Growth-Income Portfolio                               1,885     8.95       16,872     0.05% +      0.75%       -10.51%
3 SunAmerica MFS Mid-Cap Growth Portfolio                              9     7.99           69     0.00% +      0.75%       -20.07%
1 Van Eck Worldwide Emerging Markets Fund                          4,106     6.75       27,717     0.00%        0.90%        -2.70%
1 Van Eck Worldwide Hard Assets Fund                               3,795     9.12       34,602     1.12%        0.90%       -11.25%

Footnotes

1    Variable Universal Life Policy product.
2    Executive Advantage product.
3    Gemstone Life product.

(a) These amounts represent the dividends, excluding capital gain distributions from mutual funds, received by the Sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reduction in the unit value. The recognition of investment income by the Sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-accounts invest.

(b) These amounts represent the annualized policy expenses of the Account, consisting primarily of mortality and expense risk charges, for each year indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

                                     VA B-28

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

(c) These amounts represent the total return for the years indicated, including changes in the value of the underlying Sub-account, and reflect deductions for those expenses that result in a direct reduction to unit values. The total return does not include policy charges deducted directly from account values. For the years ended December 31, 2002 and 2001, no total return was calculated if the Sub-account became an available investment option during the year. For the years ended December 31, 2004 and 2003, a total return was calculated using the initial unit value for the Sub-account if the Sub-account became an available investment option during the year and the underlying Fund was not available at the beginning of the year.

+ The investment income ratio has been restated due to a misclassification in prior years of short-term and/or long-term capital gains between dividends from mutual funds and capital gain distributions from mutual funds. See Note H for further disclosure.

**   Formerly AllianceBernstein Quasar Portfolio.

***  Formerly Merrill Lynch Small Cap Value V.I. Fund.

                                     VA B-29

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note H - Restatement

During the preparation of these 2004 financial statements, the Company identified certain misclassifications of long-term and short-term capital gains within several Sub-accounts. Specifically, for the years ended December 31, 2003 and 2002, the Company classified short-term capital gains as dividends from mutual funds. Prior to the year ended Cecember 31, 2002, the Company classified long-term and shourt-term capital gains as dividends from mutual funds. GAAP requires long-term and short-term capital gains to be classified as capital gain distributions from mutual funds. Accordingly, for the effected Sub-accounts, the Company restated net investment income (loss) and capital gain distributions from mutual funds for the year ended December 31, 2003. The related investment income ratio was also restated for the years ended December 31, 2003, 2002 and 2001, to be comparative. The restated balances for net investment income (loss) and capital gain distribution from mutual funds have been identified in the Statement of Changes in Net Assets and the related investment income ratio amounts have been disclosed in Note G - Financial Highlights.

The adjustments described above had no impact on the Company's net assets or the increase (decrease) in net assets resulting from operations for any period. A summary of the adjustments made and their effect on the financial statements is presented below:

                                                                              For the Year Ended December 31, 2003
                                                                       --------------------------------------------------
                                                                           Net Investment      Capital Gain Distributions
                                                                           Income (Loss)            from Mutual Funds
                                                                       ---------------------   --------------------------
                                                                       Originally                Originally
Sub-accounts                                                             stated     Restated       stated       Restated
--------------------------------------------------------------------   ----------   --------   -------------   ----------
Anchor Series Trust Natural Resources Portfolio - Class 1                $    20     $   12        $    8       $    16
Fidelity VIP Investment Grade Bond Portfolio - Initial Class               3,525      2,670           394         1,249
JPMorgan Bond Portfolio                                                        5          3             1             3
PIMCO VIT Long-Term U.S. Government Portfolio - Administrative Class      10,551      3,439         4,625        11,737

                                                                                        Investment Income Ratio
                                                                   ----------------------------------------------------------------
                                                                    For the Year Ended    For the Year Ended    For the Year Ended
                                                                     December 31, 2003     December 31, 2002    December 31, 2001
                                                                   --------------------  --------------------  --------------------
                                                                   Originally            Originally            Originally
Sub-accounts                                                         stated    Restated    stated    Restated    stated    Restated
-----------------------------------------------------------------  ----------  --------  ----------  --------  ----------  --------
1 AIM V.I. Capital Appreciation Fund - Series I                        n/a        n/a        n/a        n/a       7.81%      0.00%
3 AIM V.I. Capital Appreciation Fund - Series I                        n/a        n/a        n/a        n/a       7.78%      0.00%
1 AIM V.I. International Growth Fund - Series I                        n/a        n/a        n/a        n/a       3.01%      0.33%
1 AllianceBernstein Growth and Income Portfolio - Class A              n/a        n/a        n/a        n/a       5.05%      0.60%
1 AllianceBernstein Growth Portfolio - Class A                         n/a        n/a        n/a        n/a      14.49%      0.28%
1 AllianceBernstein Premier Growth Portfolio - Class A                 n/a        n/a        n/a        n/a       4.89%      0.00%
1 AllianceBernstein Small Cap Growth Portfolio - Class A               n/a        n/a        n/a        n/a       3.45%      0.00%
1 AllianceBernstein Technology Portfolio - Class A                     n/a        n/a        n/a        n/a       7.63%      0.00%
1 AllianceBernstein Total Return Portfolio - Class A                   n/a        n/a       3.58%      2.64%      4.38%      1.59%
3 Anchor Series Trust Growth Portfolio - Class 1                       n/a        n/a        n/a        n/a       7.60%      0.08%
3 Anchor Series Trust Natural Resources Portfolio - Class 1           1.01%      0.66%      2.69%      1.37%      0.49%      0.02%
1 Dreyfus Stock Index Fund, Inc. - Initial shares                      n/a        n/a        n/a        n/a       1.60%      1.09%
3 Dreyfus Stock Index Fund, Inc. - Initial shares                      n/a        n/a        n/a        n/a       0.78%      0.53%
1 Fidelity VIP Asset Manager Portfolio - Initial Class                 n/a        n/a        n/a        n/a       5.55%      4.03%
1 Fidelity VIP Contrafund Portfolio - Initial Class                    n/a        n/a        n/a        n/a       3.18%      0.70%
1 Fidelity VIP Growth Portfolio - Initial Class                        n/a        n/a        n/a        n/a       6.90%      0.07%
1 Fidelity VIP Investment Grade Bond Portfolio - Initial Class        4.59%      3.70%       n/a        n/a        n/a        n/a
1 Fidelity VIP Overseas Portfolio - Initial Class                      n/a        n/a        n/a        n/a      13.77%      5.34%
3 JPMorgan Bond Portfolio                                             1.26%      0.82%       n/a        n/a       4.75%      4.13%
2 PIMCO VIT Long-Term U.S. Government Portfolio - Administrative
  Class                                                               3.15%      1.27%       n/a        n/a        n/a        n/a
3 SunAmerica - Aggressive Growth Portfolio - Class 1                   n/a        n/a        n/a        n/a      15.74%      0.00%

                                     VA B-30

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note H - Restatement - Continued

                                                                                        Investment Income Ratio
                                                                   ----------------------------------------------------------------
                                                                    For the Year Ended    For the Year Ended    For the Year Ended
                                                                     December 31, 2003     December 31, 2002    December 31, 2001
                                                                   --------------------  --------------------  --------------------
                                                                   Originally            Originally            Originally
Sub-accounts                                                         stated    Restated    stated    Restated    stated    Restated
-----------------------------------------------------------------  ----------  --------  ----------  --------  ----------  --------
3  SunAmerica - SunAmerica Balanced Portfolio - Class 1                n/a        n/a        n/a        n/a       1.18%      0.81%
3  SunAmerica Global Bond Portfolio                                    n/a        n/a       3.97%      2.80%       n/a        n/a
3  SunAmerica Growth-Income Portfolio                                  n/a        n/a        n/a        n/a       0.46%      0.05%
3  SunAmerica MFS Mid-Cap Growth Portfolio                             n/a        n/a        n/a        n/a      10.90%      0.00%

Footnotes

1    Variable Universal Life Policy product.

2    Executive Advantage product.

3    Gemstone Life product.

n/a  The investment income ratio did not change.

                                     VA B-31

                      AMERICAN INTERNATIONAL LIFE ASSURANCE
                               COMPANY OF NEW YORK
                          (a wholly-owned subsidiary of
                       American International Group, Inc.)





                    REPORT ON AUDITS OF FINANCIAL STATEMENTS

              FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

[LETTERHEAD] PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Suite 2900
1201 Louisiana
Houston, TX 77002-5678
Telephone (713) 356-4000

             Report of Independent Registered Public Accounting Firm

To the Shareholder and Board of Directors
American International Life Assurance Company of New York:

In our opinion, the accompanying balance sheets as of December 31, 2004 and 2003 and the related statements of income, shareholder's equity, cash flows and comprehensive income present fairly, in all material respects, the financial position of American International Life Assurance Company of New York (an indirect wholly-owned subsidiary of American International Group, Inc.) at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts in 2004.

As discussed in Note 15 to the financial statements, the Company has restated its financial statements as of December 31, 2003 and 2002 and for the years then ended.

PRICEWATERHOUSECOOPERS LLP

Houston, Texas
April 29, 2005

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                 BALANCE SHEETS
                                 (in thousands)

                                                                 December 31,      December 31,
                                                                     2004              2003
                                                               ---------------   ---------------
                                                                                    (Restated)
Assets

Investments:
Fixed maturities:
        Bonds available for sale, at fair value                $     8,083,232   $     7,791,941
        (cost: 2004 - $7,509,178; 2003 - $7,282,256)
Equity securities available for sale, at fair value                      1,807             1,652
        (cost: 2004 - $1,837; 2003 - $994)
Mortgage loans on real estate                                          368,752           414,008
Policy loans                                                            11,258            11,115
Other long-term investments                                             55,608            79,779
Short-term investments, at cost (approximates fair value)               15,157            93,935
                                                               ---------------   ---------------
    Total investments                                                8,535,814         8,392,430
Cash                                                                     2,282             2,275
Investment income due and accrued                                      119,047           116,023
Reinsurance assets                                                      46,974            37,266
Deferred policy acquisition costs                                       65,126            85,908
Amounts due from related parties                                         9,396            17,525
Other assets                                                            16,264             8,629
Assets held in separate accounts                                       204,782           216,087
                                                               ---------------   ---------------
    Total assets                                               $     8,999,685   $     8,876,143
                                                               ===============   ===============

                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                 BALANCE SHEETS
                      (in thousands, except share amounts)

                                                                 December 31,      December 31,
                                                                     2004              2003
                                                               ---------------   ---------------
                                                                                    (Restated)
Liabilities

  Policyholders' contract deposits                             $     4,913,931   $     5,059,693
  Future policy benefits for life and accident
    and health insurance contracts                                   2,565,402         2,347,473
  Reserve for unearned premiums                                          1,425             5,338
  Policy and contract claims                                            75,310            61,034
  Income taxes payable                                                  81,688            58,520
  Derivative liabilities, at fair value                                 21,933            19,448
  Amounts due to related parties                                        18,200                 -
  Other liabilities                                                     47,634           185,825
  Liabilities related to separate accounts                             204,782           216,087
                                                               ---------------   ---------------
          Total liabilities                                          7,930,305         7,953,418
                                                               ---------------   ---------------
Shareholder's equity

  Common stock, $200 par value; 16,125 shares
    authorized, issued and outstanding                                   3,225             3,225
  Additional paid-in capital                                           238,025           238,025
  Accumulated other comprehensive income                               294,796           249,925
  Retained earnings                                                    533,334           431,550
                                                               ---------------   ---------------
          Total shareholder's equity                                 1,069,380           922,725
                                                               ---------------   ---------------
Total liabilities and shareholder's equity                     $     8,999,685   $     8,876,143
                                                               ===============   ===============

                 See accompanying notes to financial statements

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                              STATEMENTS OF INCOME
                                 (in thousands)

                                                             Years ended December 31,
                                                   -------------------------------------------
                                                       2004            2003           2002
                                                   ------------    ------------   ------------
                                                                    (Restated)     (Restated)
Revenues:
  Premiums and other considerations                $    424,185    $    390,408   $    216,291
  Net investment income                                 548,964         545,549        536,071
  Realized capital gains (losses)                       (15,833)            743        (95,214)
                                                   ------------    ------------   ------------
          Total revenues                                957,316         936,700        657,148
                                                   ------------    ------------   ------------
Benefits and expenses:
  Death and other benefits                              365,809         324,239        305,223
  Increase in future policy benefits                    159,285         161,385         (3,319)
  Interest credited on policyholder contract
    deposits                                            209,198         221,986        280,974
  Insurance acquisition and other
    operating expenses                                   66,543          79,891         53,790
                                                   ------------    ------------   ------------
          Total benefits and expenses                   800,835         787,501        636,668
                                                   ------------    ------------   ------------
Income before income taxes                              156,481         149,199         20,480
                                                   ------------    ------------   ------------
Income taxes:
     Current                                             61,033          32,870         27,028
     Deferred                                            (6,389)         19,573        (19,351)
                                                   ------------    ------------   ------------
          Total income tax expense                       54,644          52,443          7,677
                                                   ------------    ------------   ------------
Net income before cumulative effect
  of accounting change                                  101,837          96,756         12,803
Cumulative effect of accounting change,
  net of tax                                                (53)              -              -
                                                   ------------    ------------   ------------
Net income                                         $    101,784    $     96,756   $     12,803
                                                   ============    ============   ============

                 See accompanying notes to financial statements

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                       STATEMENTS OF SHAREHOLDERS' EQUITY
                                 (in thousands)

                                                             Years ended December 31,
                                                   -------------------------------------------
                                                       2004            2003           2002
                                                   ------------    ------------   ------------
                                                                    (Restated)     (Restated)
Common stock
Balance at beginning and end of year               $      3,225    $      3,225   $      3,225
                                                   ------------    ------------   ------------
Additional paid-in capital
Balance at beginning of year                            238,025         238,025        197,025
Capital contributions from parent                             -               -         41,000
                                                   ------------    ------------   ------------
Balance at end of year                                  238,025         238,025        238,025
                                                   ------------    ------------   ------------
Accumulated other comprehensive income
  Balance at beginning of year                          249,925         164,210         39,124
  Adjustment (See Note 15)                                    -               -         28,470
                                                   ------------    ------------   ------------
  Balance, as adjusted                                  249,925         164,210         67,594
  Change in net unrealized appreciation of
    investments - net of reclassifications               71,158         136,176        159,465
     Deferred income tax expense on
       above changes                                    (26,218)        (46,313)       (53,088)
  Change in net derivative losses arising from
    cash flow hedging activities                           (107)         (6,381)       (15,017)
  Deferred income tax benefit on above changes               38           2,233          5,256
                                                   ------------    ------------   ------------
 Balance at end of year                                 294,796         249,925        164,210
                                                   ------------    ------------   ------------
Retained earnings
Balance at beginning of year                            431,550         334,794        333,626
Adjustment (See Note 15)                                      -               -        (11,635)
                                                   ------------    ------------   ------------
Balance, as adjusted                                    431,550         334,794        321,991
Net income                                              101,784          96,756         12,803
                                                   ------------    ------------   ------------
Balance at end of year                                  533,334         431,550        334,794
                                                   ------------    ------------   ------------
Total shareholder's equity                         $  1,069,380    $    922,725   $    740,254
                                                   ============    ============   ============

                 See accompanying notes to financial statements

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF CASH FLOWS
                                 (in thousands)

                                                             Years ended December 31,
                                                   -------------------------------------------
                                                       2004            2003           2002
                                                   ------------    ------------   ------------
                                                                    (Restated)     (Restated)
Cash flows from operating activities:
  Net income                                       $    101,784    $     96,756   $     12,803
Adjustments to reconcile net income to net
  cash provided by operating activities:
     Change in insurance reserves                       228,292         185,168       (139,000)
     Change in accounting principles                         53               -              -
     Change in reinsurance assets                        (9,708)          6,859        151,731
     Change in deferred policy acquisition costs         28,063          42,441        (40,814)
     Interest credited to policyholder contracts        209,198         221,986        280,974
     Change in other policyholders' contracts           (10,870)         19,270       (167,313)
     Change in investment income due and accrued         (3,024)         (1,634)       (17,535)
     Realized capital (gains) losses                     15,833            (743)        95,214
     Change in income taxes - net                        (3,012)         (4,211)       (13,036)
     Change in reserves for commissions, expenses
       and taxes                                         (1,622)            260         (2,058)
     Amortization of premiums and discounts on
       securities                                       (18,423)        (22,912)       (15,106)
     Change in other assets and liabilities - net      (107,665)         47,466        135,188
                                                   ------------    ------------   ------------
Net cash provided by operating activities               428,899         590,706        281,048
                                                   ------------    ------------   ------------
Cash flows from investing activities:
     Sale of fixed maturities                         1,660,282       2,143,951      1,642,037
     Cost of fixed maturities, matured or redeemed      387,337         441,382        759,609
     Sale of equity securities                            2,842          13,053         12,499
     Sale of real estate                                      -               -         36,098
     Purchase of fixed maturities                    (2,262,149)     (2,759,575)    (3,447,345)
     Purchase of equity securities                       (2,935)         (3,263)          (519)
     Purchase of real estate                             (2,110)            721              -
     Mortgage loans funded                              (46,726)        (87,200)       (30,695)
     Repayments of mortgage loans                        91,915          37,641         48,014
     Change in policy loans                                (143)           (755)          (148)
     Change in short-term investments                    78,778         (61,658)        36,342
     Change in other long-term investments                4,272          20,893            369
     Other - net                                          3,835          (3,676)       (49,806)
                                                   ------------    ------------   ------------
Net cash used in investing activities                   (84,802)       (258,486)      (993,545)
                                                   ------------    ------------   ------------
Cash flows from financing activities:
     Deposits on policyholder contracts                 156,631         260,495      1,109,206
     Withdrawals on policyholder contracts             (500,721)       (590,440)      (437,721)
     Capital contribution from parent                         -               -         41,000
                                                   ------------    ------------   ------------
Net cash provided by (used in) financing
  activities                                           (344,090)       (329,945)       712,485
                                                   ------------    ------------   ------------
Change in cash                                                7           2,275            (12)
Cash at beginning of year                                 2,275               -             12
                                                   ------------    ------------   ------------
Cash at end of year                                $      2,282    $      2,275   $          -
                                                   ============    ============   ============

                 See accompanying notes to financial statements

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                       STATEMENTS OF COMPREHENSIVE INCOME
                                 (in thousands)

                                                             Years ended December 31,
                                                   -------------------------------------------
                                                        2004           2003           2002
                                                   ------------    ------------   ------------
                                                                    (Restated)     (Restated)
Net income                                         $    101,784    $     96,756   $     12,803
Other comprehensive income
Change in net unrealized  appreciation of
  investments - net of reclassifications                 71,158         136,176        159,465
    Deferred income tax expense on above
      changes                                           (26,218)        (46,313)       (53,088)
Change in net derivative  losses arising from
  cash flow hedging activities                             (107)         (6,381)       (15,017)
    Deferred income tax benefit on above changes             38           2,233          5,256
                                                   ------------    ------------   ------------
Other comprehensive income                               44,871          85,715         96,616
                                                   ------------    ------------   ------------
Comprehensive income                               $    146,655    $    182,471   $    109,419
                                                   ============    ============   ============

                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

1.      Nature of Operations

                American International Life Assurance Company of New York (the "Company") is part of the Domestic Life Insurance Division (the "Life Division") of American International Group, Inc. ("AIG"), its ultimate parent. The Company, domiciled in New York, has been doing business since 1962 as a provider of individual and group life insurance, fixed, variable and terminal funding annuities, and structured settlement contracts. The Company is licensed to sell life and accident and health insurance in the District of Columbia and all states except Arizona, Connecticut and Maryland. The Company is also licensed in American Samoa, U.S. Virgin Islands, Canada and Guam.

2.      Summary of Significant Accounting Policies

        (a) Basis of Presentation: The financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. These estimates and assumptions are particularly significant with respect to investments, deferred policy acquisition costs and future policy benefits. Ultimate results could differ from those estimates.

        (b) Statutory Accounting: The Company is required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company did not have a material effect on statutory capital and surplus at December 31, 2004. Statutory net income and capital and surplus of the Company are as follows (in thousands):

                                                    2004          2003
                                                ------------  ------------
                Statutory net income             $   94,673     $  89,931
                Statutory capital and surplus    $  565,893     $ 496,240

                The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on management's best estimates of mortality, interest and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) certain assets (principally furniture and equipment, agents' debit balances, computer software and certain other receivables) are reported as assets rather than being charged to retained earnings; (d) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and (e) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance companies to establish an asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR"). The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments and mortgages and market risk for common stocks, real estate and other invested assets. The IMR is composed of related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

2.      Summary of Significant Accounting Policies - (continued):

        (c) Insurance Contracts: The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include limited payment, endowment, guaranteed renewable term life, universal life and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

        (d) Investments: Fixed maturities classified as available-for-sale are recorded at fair value. Interest income with respect to fixed maturity securities is accrued currently. Included in fixed maturities available for sale are collateralized mortgage obligations ("CMOs"). Premiums and discounts arising from the purchase of CMOs are treated as yield adjustments over their estimated lives. Common and non-redeemable preferred stocks are carried at fair value. Dividend income is generally recognized on ex-dividends dates. Short-term investments consists of interest bearing cash accounts and money market instruments, and are carried at cost, which approximates fair value.

                Unrealized gains and losses from investments in equity securities and fixed maturities available for sale are reflected as a separate component of comprehensive income, net of related deferred acquisition cost amortization and deferred income taxes in shareholder's equity.

                Realized capital gains and losses are determined principally by specific identification. The Company evaluates its investments for impairment. As a matter of policy, the determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgement of the Companies management and a continual review of its investment.

                In general, a security is considered a candidate for impairment if it meets any of the following criteria: (a) Trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time (nine months or longer); (b) The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; or (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for the court supervised reorganization of insolvent enterprises; or
                (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or (c) In the opinion of the Companies management, it is possible that the Company may not realize a full recovery on its investment, irrespective of the occurrence of one of the foregoing events.

                Once a security has been identified as impaired, the amount of such impairment is determined by reference to that security's contemporaneous market price, and recorded as a realized capital loss.

                Mortgage loans on real estate are carried at the unpaid principal balance less unamortized loan origination fees and costs and net of an allowance for uncollectible loans. The allowance for losses covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is primarily based on a loan-specific review. Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell. There was no allowance for uncollectible loans at December 31, 2004 and 2003.

2.      Summary of Significant Accounting Policies - (continued):

                Policy loans are carried at the aggregate unpaid principal balance. There is no allowance for policy loans, as these loans serve to reduce the death benefits paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

                Other long-term investments consist primarily of limited partnerships and other investments not classified elsewhere herein. Partnerships in which the Company holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of other comprehensive income. Partnerships in which the Company holds a five percent or more interest are also carried at fair value and the change in fair value is recorded in net investment income, consistent with the equity method of accounting.

                Securities held under collateral agreements consists primarily of invested collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the statements of income and comprehensive income.

                Throughout the year, the Company enters into dollar roll repurchase agreements, which involve the sale (delivery) of mortgage-backed securities ("MBS") and the repurchase of substantially the same pool of securities at a specific price in the future. Such transactions typically involve highly-rated government agency securities and are short-term in nature, typically with a period of 30 days. These dollar roll agreements are utilized by the Company as a financing strategy to enhance the return on its MBS portfolio. At December 31, 2004 and 2003, the Company had no dollar roll agreements outstanding.

                Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

                Income on mortgage-backed securities is recognized using a constant effective yield based on estimated prepayments of the underlying mortgages. If actual prepayments differ from estimated prepayments, a new effective yield is calculated and the net investment in the security is adjusted accordingly. The adjustment is recognized in net investment income.

2.      Summary of Significant Accounting Policies - (continued):

        (e) Deferred Acquisition Costs ("DAC"): DAC consists of commissions and other costs that vary with and are primarily related to the production or acquisition of new business. Policy acquisition costs for traditional life insurance products are generally deferred and amortized over the premium paying period of the policy. Policy acquisition costs related to universal life and investment-type products (non-traditional products) are deferred and amortized, with interest, in relation to the incidence of estimated gross profits ("EGPs") to be realized over the estimated lives of the contracts. EGPs are composed of net investment income, net realized investment gains and losses, mortality and expense margins and surrender charges. The Company reviews, for recoverability, the carrying amount of DAC at least annually. Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

                With respect to the Company's variable life and annuity contracts, the assumption for the long-term annual net growth of the separate and variable account assets used by the Company in the determination of DAC amortization is approximately 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC adjustment will occur if management considers the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unachievable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary among companies.

                DAC is adjusted with respect to non-traditional products as a result of changes in the net unrealized gains or losses on debt and equity securities available for sale. That is, as fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to deferred policy acquisition costs equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity and equity securities available for sale that is recorded directly to other comprehensive income.

        (f) Income Taxes: The Company joins in a consolidated federal income tax return with AIG and its domestic subsidiaries. The Company and AIG have a written tax allocation agreement whereby AIG agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate return. Additionally, AIG agrees to reimburse the Company for any tax benefits, if any, arising out of its net losses and tax credits within ninety days after the filing of that consolidated tax return for the year in which these losses and tax credits are utilized. Deferred federal income taxes are provided for temporary differences related to the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

                A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income.

2.      Summary of Significant Accounting Policies - (continued):

        (g) Premium Recognition and Related Benefits and Expenses: Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges and are included in premiums and other considerations. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DAC.

                Premiums for traditional life insurance products are recognized when due. A liability for future policy benefits is recorded using the net level premium method.

                For limited payment contracts, primarily the Company's life contingent annuities and terminal funding contracts, net premiums are recorded as revenue when due and the difference between the gross premium and the net premium is deferred and recognized in income in a constant relationship to the amount of expected future benefit payments. Reserves for these contracts are based on estimates of the cost of future policy benefits.

                Premiums on accident and health premiums are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as reserves for unearned premiums.

        (h) Policy and Contract Claims: Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims; and, (2) an estimate, based upon prior experience, for accident and health reported and incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefrom are reflected in income currently.

        (i) Separate and Variable Accounts: Separate and variable accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders who bear the investment risk, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Each account has specific investment objectives, and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company. Investment income, realized investment gains (losses) and policyholder account deposits and withdrawals related to separate accounts are excluded from the statements of income, comprehensive income and cash flows. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in premiums and other considerations in the statements of income.

        (j) Guaranteed Minimum Death Benefits: A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of (1) the contractholder's account value, or (2) a guaranteed minimum death benefit (the "GMDB") that varies by product. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contractholder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. The Company limits this risk through the use of reinsurance arrangements. Prior to January 1, 2004, the Company expensed GMDB-related benefits in the period incurred, and therefore did not provide reserves for future benefits. Effective January 1, 2004, the Company does provide reserves for future GMDB-related benefits pursuant to the adoption of Statement of Position 03-01, Accounting and Reporting by Insurance Enterprises for Certain Non-traditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Changes in liabilities

2.      Summary of Significant Accounting Policies - (continued):

                for minimum guarantees are included in guaranteed minimum death benefits in the statement of income. The company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed minimum death benefits expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

        (k) Reinsurance: The Company generally limits its exposure to loss on any single insured to $2.5 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, the Company can increase its exposure to loss on any single insured up to $5 million. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability, as the Company remains primarily liable to the policyholder.

                Reinsurance assets include the balances due from both reinsurance and insurance companies under the terms of the Company's reinsurance arrangements for ceded unearned premiums, future policy benefits for life and accident and health insurance contracts, policyholder contract deposits and policy and contract claims.

        (l) Derivatives: The Company takes positions from time to time in certain derivative financial instruments in order to mitigate the impact of changes in interest rates or equity markets on cash flows or certain policyholder liabilities. Financial instruments used by the Company for such purposes include interest rate swaps and foreign currency swaps.

                The Company recognizes all derivatives in the balance sheet at fair value. The financial statement recognition of the change in the fair value of a derivative depends on a number of factors, including the intended use of the derivative and the extent to which it is effective as part of a hedge transaction.

                On the date the derivative contract is entered into, the Company designates the derivative as a fair value hedge or a cash flow hedge. It is a fair value hedge if it hedges subsequent changes in the fair value of a recognized asset or liability or of an unrecognized firm commitment ("fair value" hedge). It is a cash flow hedge if it hedges a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge). The gain or loss in the fair value of a derivative that is designated, qualifies and is highly effective as a fair value hedge is recorded in current period earnings, along with the loss or gains on the hedged item attributed to the hedged risk. The gain or loss in the fair value of a derivative that is designated, qualifies and is highly effective as a cash flow hedge is recorded in other comprehensive income until earnings are affected by the variability of cash flows.

                The Company documents all relationships between hedging instruments and hedged items, as well as its risk-management objectives and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as hedges to specific assets or liabilities on the balance sheet, or specific firm commitments. The Company also assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives used in hedging transactions are highly effective in offsetting changes in fair values of hedged items.

                During 2004, there were no hedges that were discontinued or otherwise no longer qualify as hedges. The impact of fair value adjustments on derivatives which do not qualify for hedge accounting and any ineffectiveness resulting from hedging activities have been recorded in net realized capital gains (losses).

2.      Summary of Significant Accounting Policies - (continued):

        (m) Reclassifications: Certain prior year items have been reclassified to conform with the current period presentation.

        (n) Recently Issued Accounting Standards: In January 2003, FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN46"). FIN46 changes the method of determining whether certain entities should be consolidated in the Company's financial statements. An entity is subject to FIN46 and is called a Variable Interest Entity ("VIE") if it has
                (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) equity investors that cannot make significant decisions about the entity's operations, or do not absorb the expected losses or receive the expected returns of the entity. A VIE is consolidated by its primary beneficiary, which is the party that has a majority of the expected losses or a majority of the expected residual returns of the VIE, or both. All other entities not considered VIEs are evaluated for consolidation under existing guidance. In December 2003, the FASB issued a revision to Interpretation No. 46 ("FIN46R").

                The provisions of FIN46R are to be applied immediately to VIEs created after January 31, 2003, and to VIEs in which the Company obtains an interest after that date. For VIEs in which the Company holds a variable interest that it acquired before February 1, 2003, FIN46R was applied as of December 31, 2003. For any VIEs that must be consolidated under FIN46R that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change.

                The adoption of FIN46R did not have a material impact on the Company's results of operations or financial condition.

                The following VIE activities are not consolidated by the Company under FIN46R:

                (i) The Company uses VIEs primarily in connection with certain guaranteed investment contract programs (GIC Programs). In the GIC Programs, the Company provides guaranteed investment contracts to VIEs which are not controlled by the Company, and in which the Company does not have a direct variable interest, as defined under FIN46R, in the entity. The VIE issues notes or bonds which are sold to third party institutional investors. The Company has no obligation to the investors in the notes or bonds. The proceeds from the securities issued by the VIE are invested by the VIE in the GICs. The Company uses their proceeds to invest in a diversified portfolio of securities, primarily investment grade bonds. Both the assets and the liabilities of the Company arising from these GIC Programs are presented in the Company's balance sheet.

                (ii) The Company manages collateralized bond and loan obligation trusts (collectively, collateralized debt obligation trust or CDO trust). As asset manager, the Company receives fees for management of the assets held in the CDO trust, which support the issuance of securities sold by the CDO trust. The Company may take minority equity and/or fixed-income security interest in the CDO trust. The Company has entered into such arrangements to expand its asset management activities. Third-party investors have recourse only to the CDO trust, and have no recourse to the Company. The Company does not consolidate these CDO trusts, pursuant to FIN46R.

2.      Summary of Significant Accounting Policies - (continued):

                (iii) The Company also invests in assets of VIEs. These VIEs are established by unrelated third parties. Investments include collateralized mortgage backed securities and similar securities backed by pools of mortgages, consumer receivables or other assets. The investment in these VIEs allows the Company to purchase assets permitted by insurance regulations while maximizing their return on these assets. These VIEs are not consolidated by the Company, pursuant to FIN46R.

                In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued SOP 03-01. This statement is effective as of January 1, 2004 and requires the Company to recognize a liability for GMDB, as discussed above, related to its variable annuity and variable life contracts and modifies certain disclosures and financial statement presentations for these products. The one-time cumulative accounting change upon adoption was $53,000, after taxes, and recorded in the first quarter of 2004. In addition, under SOP 03-01, variable annuity assets held in separate accounts continue to be measured at fair value and reported in summary total on the Company's financial statements, with an equivalent summary total reported for related liabilities, if the separate account arrangement meets certain specified conditions. Assets underlying the Company's interest in a separate account (separate account seed money) do not qualify for separate account accounting and reporting. The Company is required to "look through" the separate account for the purposes of accounting for its interest therein, and account for and classify separate account seed money based on its nature as if the assets of the separate account underlying the Company's interest were held directly by the general account rather than through the separate account structure. The adoption of SOP 03-01 did not have a material impact on the Company's separate accounts or separate account seed money.

                In March 2004, the EITF of the FASB reached a final consensus on Issue 03-01, "Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments." This Issue establishes impairment models for determining whether to record impairment losses associated with investments in certain equity and debt securities. It also requires income to be accrued on a level-yield basis following an impairment of debt securities, where reasonable estimates of the timing and amount of future cash flows can be made. The Company's policy is generally to record income only as cash is received following an impairment of a debt security. In September 2004, the FASB issued Staff Position ("FSP") EITF 03-01-1, which defers the effective date of a substantial portion of EITF 03-01, from the third quarter of 2004, as originally required by the EITF, until such time as FASB issues further implementation guidance, which is expected sometime in 2005. The Company will continue to monitor developments concerning this Issue and is currently unable to estimate the potential effects of implementing EITF 03-01 on the Company's financial position or results of operations.

                In June 2004, the FASB issued FSP No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability." FSP 97-1 clarifies the accounting for unearned revenue liabilities of certain universal-life type contracts under SOP 03-01. The Company's adoption of FSP 97-1 on July 1, 2004 did not change the accounting for unearned revenue liabilities and, therefore, had no impact on the Company's financial position or results of operations. In September 2004, the AICPA SOP 03-01 Implementation Task Force issued a Technical Practice Aid ("TPA") to clarify certain aspects of SOP 03-01. The Company is currently evaluating the effect of the implementation of this TPA in its operations on the Company's financial position or results of operations.

2.      Summary of Significant Accounting Policies - (continued):

                In December 2004, the FASB issued Statement No. 123 (revised
                2004) ("FAS 123R"), "Share-Based Payment." FAS 123R replaces FASB Statement No. 123 ("FAS 123"), "Accounting for Stock-based Compensation," and supersedes APB Opinion No. 25, "Accounting for Stock Issued to Employees." FAS 123, as originally issued in 1995, established as preferable a fair-value-based method of accounting for share-based payment transactions with employees. On January 1, 2003, AIG adopted the recognition provisions of FAS 123. The effect of the compensation costs, as determined consistent with FAS 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of AIG and, therefore, are not presented herein. FAS 123R is effective for the annual periods beginning after June 15, 2005. AIG and the Company are currently assessing the impact of FAS 123R and believe the impact will not be material to AIG's or the Company's results of operations.

3.      Investment Information

        (a) Net Investment Income: An analysis of net investment income is as follows (in thousands):

                                                       Years ended December 31,
                                             -------------------------------------------
                                                 2004            2003           2002
                                             ------------    ------------   ------------
                                                              (Restated)     (Restated)
        Fixed maturities                     $    512,526    $    510,472   $    490,780
        Equity securities                           2,556             331            860
        Mortgage loans                             30,851          31,058         31,862
        Policy loans                                  780             744            738
        Cash and short-term investments               488             903          2,029
        Other long-term investments                 6,339           8,131         13,014
                                             ------------    ------------   ------------
          Total investment income                 553,540         551,639        539,283
          Investment expenses                      (4,576)         (6,090)        (3,212)
                                             ------------    ------------   ------------
        Net investment income                $    548,964    $    545,549   $    536,071
                                             ============    ============   ============

        (b) Investment Gains and Losses: The net realized capital gains (losses) and change in unrealized appreciation (depreciation) of investments for 2004, 2003 and 2002 are summarized below (in thousands):

                                                             Years ended December 31,
                                                   -------------------------------------------
                                                        2004           2003           2002
                                                   ------------    ------------   ------------
                                                                    (Restated)     (Restated)
        Realized gains (losses) on investments:
        Fixed maturities                           $        634    $      3,844   $    (42,312)
        Equity securities                                   703           1,156         (2,904)
        Mortgage loans                                        -            (722)             -
        Other long-term investments                     (17,170)         (3,535)       (49,998)
                                                   ------------    ------------   ------------
           Realized gains (losses)                 $    (15,833)   $        743   $    (95,214)
                                                   ============    ============   ============
        Change in net unrealized appreciation
          (depreciation) of investments:
        Fixed maturities                           $     64,369    $    180,242   $    226,031
        Equity securities                                  (688)            654          2,181
        Deferred policy acquisition costs                 7,477         (44,555)       (68,692)
        Other                                                 -            (165)           (55)
        Derivative assets                                  (107)         (6,381)       (15,017)
                                                   ------------    ------------   ------------
           Change in net unrealized appreciation
             (depreciation) of investments         $     71,051    $    129,795   $    144,448
                                                   ============    ============   ============

                During 2004, 2003 and 2002, gross gains of $28,807,000,
                $61,092,000 and $67,334,000, respectively, and gross losses of $28,173,000, $57,848,000 and $156,746,000, respectively, were realized on dispositions of fixed maturities. The 2004, 2003 and 2002 losses include writedowns of $5,886,000, $36,639,000 and $39,054,000, respectively, for certain securities available for sale, which experienced a decline in value that are deemed other than temporary. The determination that a security has incurred an other than temporary decline in value and the amount of loss recognition requires the judgement of the Company's management and a continual review of its investments.

                During 2004, 2003 and 2002, gross gains of $703,000, $1,177,000 and $465,000, respectively, and gross losses of $0, $21,000, and $3,369,000, respectively, were realized on dispositions of equity securities.

                The following table summarizes the gross unrealized losses and cost on fixed maturities and equity securities, aggregated by the length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2004 (in thousands):

                                      12 months or less      Greater than 12 months           Total
                                    ----------------------   ----------------------   -----------------------
                                                 Unrealized                Unrealized              Unrealized
        December 31, 2004          Fair Value      Losses    Fair Value      Losses   Fair Value     Losses
        -----------------          ----------    ----------  ----------   ----------  ----------   ----------
        Fixed maturities            $678,359      $18,895     $215,835      $14,959    $894,194     $33,854
        Equity Securities              1,497          170            -            -       1,497         170
                                    --------      -------     --------      -------    --------     -------
        Total                       $679,856      $19,065     $215,835      $14,959    $895,691     $34,024
                                    ========      =======     ========      =======    ========     =======

        (c)     Amortized Cost and Fair Value of Fixed Maturities and Equity
                Securities: The amortized cost and fair value of investments in fixed maturities and equity securities at December 31, 2004 and 2003 are as follows (in thousands):

                                                                      Gross         Gross
                                                    Amortized      Unrealized     Unrealized        Fair
        2004                                           Cost           Gains         Losses          Value
        ----                                       ------------   ------------   ------------   ------------
        Fixed maturities:
           U.S. Government and government
             agencies and authorities              $     80,881   $     14,737   $          5   $     95,613
           Foreign Governments                           35,934          3,289             19         39,204
           States, municipalities and
             political subdivisions                      65,719          7,953            603         73,069
           Mortgage-backed securities                   899,067         46,010          4,119        940,958
           All other corporate                        6,427,577        535,919         29,108      6,934,388
                                                   ------------   ------------   ------------   ------------
        Total fixed maturities                     $  7,509,178   $    607,908   $     33,854   $  8,083,232
                                                   ============   ============   ============   ============
           Equity securities                       $      1,837   $        140   $        170   $      1,807
                                                   ============   ============   ============   ============

                                                                      Gross         Gross
                                                    Amortized      Unrealized     Unrealized        Fair
        2003                                           Cost           Gains         Losses          Value
        ----                                       ------------   ------------   ------------   ------------
                                                    (Restated)     (Restated)     (Restated)     (Restated)
        Fixed maturities:
          U.S. Government and government
            agencies and authorities               $     84,724   $     18,337   $         19   $    103,042
          Foreign Governments                            25,664          2,450              -         28,114
          States, municipalities and
            political subdivisions                       41,841          7,748              -         49,589
          Mortgage-backed securities                    895,528         40,151          1,532        934,147
          All other corporate                         6,234,499        487,843         45,293      6,677,049
                                                   ------------   ------------   ------------   ------------
        Total fixed maturities                     $  7,282,256   $    556,529   $     46,844   $  7,791,941
                                                   ============   ============   ============   ============
         Equity securities                         $        994   $        658    $         -   $      1,652
                                                   ============   ============   ============   ============

                The amortized cost and fair value of fixed maturities available for sale at December 31, 2004, by contractual maturity, are shown below (in thousands). Actual maturities could differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

                                                    Amortized         Fair
                                                       Cost           Value
                                                   ------------   ------------
        Fixed maturity securities, excluding
          mortgage-backed securities:
            Due in one year or less                $    178,254   $    181,698
            Due after one year through five years       945,610        995,123
            Due after five years through ten years    1,932,865      2,070,009
            Due after ten years                       3,553,382      3,895,444
        Mortgage-backed securities                      899,067        940,958
                                                   ------------   ------------
           Total fixed maturity securities         $  7,509,178   $  8,083,232
                                                   ============   ============

        (d)     Net Unrealized Gains (Losses) on Fixed Maturities and Equity
                Securities: Net unrealized gains (losses) on fixed maturities and equity securities included in accumulated other comprehensive income at December 31 are as follows (in thousands):

                                                       2004            2003          2002
                                                   ------------    ------------  ------------
                                                                    (Restated)    (Restated)
        Gross unrealized gains                     $    608,048    $    557,187  $    501,298
        Gross unrealized losses                         (34,024)        (46,844)     (171,686)
        Deferred policy acquisition costs              (105,770)       (113,247)      (68,692)
        Deferred income tax expense                    (161,051)       (134,833)      (88,520)
                                                   ------------    ------------  ------------
           Net unrealized gains on securities      $    307,203    $    262,263  $    172,400
                                                   ============    ============  ============

        (e) Fixed Maturities Below Investment Grade: At December 31, 2004 and 2003, the fixed maturities held by the Company that were below investment grade had an aggregate amortized cost of $531,122,642 and $596,986,014, respectively, and an aggregate market value of $553,047,938 and $597,928,332, respectively.

        (f) Non-income Producing Assets: Non-income producing assets were insignificant to the Company's Statement of Income.

        (g) Investments Greater than 10% of Equity: There were no individual investment securities in which the market value exceeded 10% of the Company's total shareholders' equity at December 31, 2004.

        (h) Statutory Deposits: Securities with a carrying value of $6,458,281 and $6,520,968 were deposited by the Company under requirements of regulatory authorities as of December 31, 2004 and 2003, respectively.

        (i) Mortgage Loans: At December 31, 2004, mortgage loans were collateralized by properties located in 8 geographic regions, with loans totaling approximately 49% of the aggregate carrying value of the portfolio secured by properties located in the Northeast region, 19% by properties located in the West region, 11% by properties located in the Mid-Atlantic region and 6% in the Mid-West region. No more than 5% of the portfolio was secured by properties in any other region.

                At December 31, 2004, the type of property collateralizing the mortgage loan portfolio was approximately 33% for office, 20% for residential, 19% for retail, 17% for hotel/motel, 6% for industrial, and 5% other.

4.      Deferred Policy Acquisition Costs

        The following reflects the deferred policy acquisition costs (commissions, direct solicitation and other costs) which will be amortized against future income and the related current amortization charged to income, excluding certain amounts deferred and amortized in the same period (in thousands):

                                                            Years ended December 31,
                                                   ------------------------------------------
                                                       2004           2003           2002
                                                   ------------   ------------   ------------
        Balance at beginning of year               $     85,908   $    173,205   $    198,453
        Acquisition costs deferred                        2,883          4,713         59,400
        Amortization charged to income                  (31,142)       (47,455)       (15,160)
        Effect of net unrealized gains/losses             7,477        (44,555)       (68,692)
        Deferred policy acquisition costs
          transfer for terminated reinsurance                 -              -           (796)
                                                   ------------   ------------   ------------
        Balance at end of year                     $     65,126   $     85,908   $    173,205
                                                   ============   ============   ============

        During 2002, the Company terminated a YRT reinsurance treaty with an affiliate relating to certain group accident and health business. The Company released deferred policy acquisition costs totaling $796,000 recorded with respect to this treaty.

5.      Policyholder Contract Deposits and Future Policy Benefits

        (a) The analysis of the policyholder contract deposit liabilities and future policy benefits at December 31, 2004 and 2003 follows (in thousands):

                                                       2004           2003
                                                   ------------   ------------
        Policyholder contract deposits:
        Annuities                                  $  4,356,244   $  4,467,621
        Guaranteed investment contracts (GICs)          356,245        393,674
        Universal life                                  113,913        112,732
        Corporate-owned life insurance                   34,111         32,516
        Other investment contracts                       53,418         53,150
                                                   ------------   ------------
                                                   $  4,913,931   $  5,059,693
                                                   ============   ============

                                                       2004           2003
                                                   ------------   ------------
        Future policy benefits:
        Ordinary life                              $     18,946   $     19,951
        Group life                                       26,849         23,304
        Life contingent annuities                     1,347,729      1,150,861
        Terminal funding                              1,120,582      1,121,810
        Accident and health                              51,296         31,547
                                                   ------------   ------------
                                                   $  2,565,402   $  2,347,473
                                                   ============   ============

        (b) The liability for policyholder contract deposits has been established based on the following assumptions:

                (i) Interest rates credited on deferred annuities vary by year of issuance and range from 3.0 percent to 6.25 percent. Credited interest rate guarantees are generally for a period of one year. Withdrawal charges generally range from 0 percent to 6.0 percent grading to zero over a period of 0 to 7 years.

                (ii) GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 3.0 percent to 7.6 percent and maturities range from 3 to 7 years. The vast majority of these GICs mature within 5 years.

                (iii) Interest rates on corporate-owned life insurance business are guaranteed at 4.0 percent and the weighted average rate credited in 2004 was 5.58 percent.

                (iv) The universal life funds, exclusive of corporate-owned life insurance business, have credited interest rates of
                        4.5 percent to 5.55 percent and guarantees ranging from
                        4.0 percent to 5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 3.0 percent of the fund balance and grade to zero over a period not longer than 20 years.

5.      Policyholder Contract Deposits and Future Policy Benefits - (continued):

        (c) The liability for future policy benefits has been established based upon the following assumptions:

                (i) Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 3.0 percent to 8.0 percent. Interest rates on immediate/terminal funding annuities are at a maximum of
                        7.62 percent and grade to not less than 3.78 percent.

                (ii) Mortality and withdrawal rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate for individual life, including surrenders, approximated 9.2 percent.

6.      Reserves for Guaranteed Benefits

        Details concerning the Company's guaranteed minimum death benefit (GMDB) exposure as of December 31, 2004 were as follows:

                                                   Return of Net Deposits
                                                   Plus a Minimum Return
                                                   ----------------------
                                                    (dollars in millions)
        Account value                                     $ 190
        Net amount at risk (a)                               11
        Average attained age of contract holders             66
        Range of GMDB increase rates (b)               0.00%-10.00%

                (a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders died at the same balance sheet date.

                (b)     Reinsured with top rated carriers.

        The following summarizes the reserve for guaranteed benefits on variable contracts, which is reflected in the general account and reported in reserves for fixed annuity contracts on the consolidated balance sheet:

                                                  (In thousands)
        Balance at January 1, 2004 (b)             $         81
        Guaranteed benefits incurred                        225
        Guaranteed benefits paid                           (256)
                                                   ------------
        Balance at December 31, 2004               $         50
                                                   ============

                (b) Included is the one-time cumulative effect of accounting change resulting from the adoption of SOP 03-01.

        The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2004:

        .       Data used was 1,000 stochastically generated investment
                performance scenarios.
        .       Mean investment performance assumption was 10%.
        .       Volatility assumption was 16%.
        .       Mortality was assumed to be 87.5% of the 1983a table.
        .       Lapse rates vary by contract type and duration and range from 5%
                to 25% with an average of 15%.
        .       The discount rate was 8%.

7.      Income Taxes

        (a)     Income tax liabilities were as follows (in thousands):

                                                     Years ended December 31,
                                                   ---------------------------
                                                       2004           2003
                                                   ------------   ------------
                                                                   (Restated)
        Current tax receivables                    $     26,343   $     29,720
        Net deferred tax liabilities                   (108,031)       (88,240)
                                                   ------------   ------------
        Income taxes payable                       $    (81,688)  $    (58,520)
                                                   ============   ============

        The components of deferred tax assets and liabilities were as follows (in thousands):

                                                     Years ended December 31,
                                                   ---------------------------
                                                       2004           2003
                                                   ------------   ------------
                                                                   (Restated)
        Deferred tax assets:
          Policy reserves                          $     60,539   $     49,977
          Other                                           2,137          8,815
                                                   ------------   ------------
                                                         62,676         58,792
                                                   ------------   ------------
        Deferred tax liabilities:
          Net unrealized gains on debt and
            equity securities available for sale   $    154,790   $    128,539
          Deferred policy acquisition costs               5,546         10,897
          Basis differential of investments               6,546          3,613
          Other                                           3,825          3,983
                                                   ------------   ------------
                                                        170,707        147,032
                                                   ------------   ------------
        Net deferred tax liabilities               $   (108,031)  $    (88,240)
                                                   ============   ============

        (b) Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "Policyholders' Surplus". At December 31, 2004, the Company had approximately $2.9 million of policyholders' surplus on which no deferred tax liability has been recognized, as federal income taxes are not required unless this amount is distributed as a dividend or recognized under other specified conditions. The Company does not believe that any significant portion of the account will be taxed in the foreseeable future. If the entire policyholders' surplus account became taxable at the current federal income tax rates, the tax would be approximately $1,008,000. The American Jobs Creation Act of 2004 modified federal income tax law to allow life insurance companies to distribute amounts from policyholders' surplus during 2005 and 2006 without incurring federal income tax on the distributions. The Company is evaluating this new law and expects to eliminate its policyholders' surplus balance during these two years.

        (c) The provision for income taxes differs from the amount of income tax determined by applying the applicable U.S. statutory federal income tax rate of 35% to pretax income as a result of the following differences (in thousands):

                                                            Years ended December 31,
                                                   ------------------------------------------
                                                       2004           2003           2002
                                                   ------------   ------------   ------------
                                                                   (Restated)     (Restated)
        Income tax expense at statutory
          percentage of GAAP pretax income         $     54,768   $     52,220   $      7,168
        State income tax                                    510            892            815
        Prior year true-ups                                (696)          (549)          (495)
        Other                                                62           (120)           189
                                                   ------------   ------------   ------------
              Income tax expense                   $     54,644   $     52,443   $      7,677
                                                   ============   ============   ============

        (d) The Internal Revenue Service (IRS) is currently examining the Parent's tax return for the tax years 1991 to 2002. Although the final outcome of any issues raised in examination is uncertain, the Parent Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements. The Company has a written agreement with AIG under which each subsidiary agrees to pay AIG an amount equal to the consolidated federal income tax expense, multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. AIG agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

8.      Commitments and Contingencies

                The Company is party to various lawsuits and proceedings arising in the ordinary course of business. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

                The Company's ultimate parent, AIG, pursuant to various filings with the SEC, has reported that its Annual Report on Form 10-K for the fiscal year ended December 31, 2004 could not be filed within the prescribed time period due to management changes, as well as AIG's ongoing internal review of the accounting for certain transactions, which review was commenced in connection with regulatory inquiries announced by AIG and described in Current Reports on Forms 8-K filed with the SEC by AIG, including those filed on February 14, 2005, March 15, 2005 and March 30, 2005. In the opinion of the Company's management, based on the current status of these inquiries, it is not likely that any of these inquiries will have a material adverse effect on the Company's consolidated financial condition or results of operations.

                The Company had $27.5 million and $25.8 million of unfunded commitments for its investments in limited partnerships at December 31, 2004 and 2003, respectively.

9.      Derivative Financial Instruments

        (a)     Use of Derivative Financial Instruments:
                The Company's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and, at times, options to enter into interest rate swap agreements (call and put swaptions). The Company is neither a dealer nor a trader in derivative financial instruments.

                Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge. For fair value hedges, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized in earnings. For both cash flow hedges and foreign currency hedges, to the extent the hedge is effective, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized as a component of other comprehensive income in shareholder's equity. Any ineffective portion of both cash flow hedges and foreign currency hedges are reported in net realized investment gains (losses).

        (b)     Interest Rate and Currency Swap Agreements:
                Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis, or vice versa, and to hedge against the risk of declining interest rates on anticipated security purchases. Interest rate swaps in which the Company agrees to pay a fixed rate and receive a floating rate are accounted for as fair value hedges. Interest rate swaps in which the Company agrees to pay a floating rate and receive a fixed rate are accounted for as cash flow hedges.

                Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates and to hedge against currency rate fluctuation on anticipated security purchases.

                The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in derivative liabilities or assets.

                The fair values of swap agreements are recognized in the balance sheets if the hedged investments are carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in net unrealized gains on securities included in other accumulated comprehensive income in shareholder's equity, consistent with the treatment of the related investment security.

                For swap agreements hedging anticipated investment purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

                Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

                Interest rate and currency swap agreements at December 31 were as follows (in millions):

                                                     2004        2003
                                                   --------    --------
        Liability Swaps
        Interest rate swap agreements to receive
          floating rate:
            Notional amount                        $    175    $    175
            Fair value                                   (4)        (10)

        Asset Swaps
        Currency swap agreements (receive U.S.
          dollars/pay Canadian dollars):
            Notional amount (in U.S. dollars)      $     30    $     30
            Fair value                                  (13)         (9)

        Currency swap agreements (receive U.S.
          dollars/pay Euro dollars):
            Notional amount (in U.S. dollars)      $      5    $      5
            Fair Value                                   (2)         (1)

        Currency swap agreements (receive U.S.
          dollars/pay Australian dollars):
            Notional amount (in U.S. dollars)      $      5    $      -
            Fair Value                                  (.3)          -

        (c)     Risks Inherent In the Use of Derivatives:
                Risks inherent in the use of derivatives include market risk, credit risk in the event of non-performance by counterparties, and mismatch risk. Exposure to market risk is mitigated by the fact that all derivatives contracts are executed as effective hedges, the financial effects of which are offset by another financial instrument (investment securities or index-based policy liabilities.) Counterparty credit exposure is limited by entering into agreements with affiliated counterparties or unaffiliated counterparties having high credit ratings. Affiliated counterparties are guaranteed by AIG and unaffiliated counterparty credit ratings are monitored on a regular basis.

                Mismatch risk is the risk that hedges are executed improperly or become ineffective over the term of the contracts. Procedures have been implemented at AIG Global Investment Group, the Company's affiliated investment advisor, and within the Life Division to prevent and detect such mismatches.

10.     Fair Value of Financial Instruments

        Statement of Financial Accounting Standards No. 107 "Disclosures about
                Fair Value of Financial Instruments" ("FASB 107") requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. In the measurement of the fair value of certain of the financial instruments, where quoted market prices were not available, other valuation techniques were utilized. These fair value estimates are derived using internally developed valuation methodologies based on available and observable market information.

        The fair value and carrying amounts of financial instruments are as follows (in thousands):

                                                      Fair          Carrying
        2004                                          Value          Amount
        ----                                       ------------   ------------
        Cash and short-term investments            $     17,439   $     17,439
        Fixed maturities                              8,083,232      8,083,232
        Equity securities                                 1,807          1,807
        Mortgage and policy loans                       402,558        380,010
        Investment contracts                          4,977,664      4,712,489
        Other long-term investments                      55,608         55,608
        Assets and liabilities related to
          separate accounts                             204,782        204,782
        Derivative liabilities                           21,933         21,933

                                                      Fair          Carrying
        2003                                          Value          Amount
        ----                                       ------------   ------------
                                                                   (Restated)
        Cash and short-term investments            $     96,210   $     96,210
        Fixed maturities                              7,791,941      7,791,941
        Equity securities                                 1,652          1,652
        Mortgage and policy loans                       466,478        425,123
        Investment contracts                          4,947,379      4,861,295
        Other long-term investments                      79,779         79,779
        Assets and liabilities related to
          separate accounts                             216,087        216,087
        Derivative liabilities                           19,448         19,448

        (b) The following methods and assumptions were used by the Company in estimating the fair value of the financial instruments presented:

                Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate fair value.

                Fixed maturity securities: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities that do not have readily determinable market prices, the Company estimates their fair value with internally prepared valuations (including those based on estimates of future profitability). Otherwise, the Company uses its most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

                Equity securities: Fair values for equity securities were based upon quoted market prices.

                Mortgage loans on real estate and policy loans: Where practical, the fair values of loans on real estate were estimated using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. The fair value of policy loans were estimated to approximate carrying value.

                Investment contracts: For guaranteed investment contracts, income annuities and other similar contracts without life contingencies, estimated fair values are derived using discounted cash flow calculations based upon interest rates currently being offered for similar contracts consistent with those remaining for the contracts being valued.

                Other long-term investments: Fair value of other invested assets is based upon the fair value of the net assets of these investments as determined by the general partners.

                Assets and liabilities related to separate accounts: Separate and variable accounts are carried at the quoted market value of the underlying securities. The liabilities for these accounts are equal to the account assets.

                Derivatives: Fair values for derivative assets and liabilities were based upon quoted market prices.

11.     Shareholder's Equity

        (a) The Company may not distribute dividends to its Parent without prior approval of regulatory agencies. Generally, this limits the payment of such dividends to an amount which, in the opinion of the regulatory agencies, is warranted by the financial condition of the Company. The maximum shareholder dividend, which can be paid without prior regulatory approval, is limited to an amount that is based on restrictions relating to statutory surplus. There were no dividends paid in 2004 or 2003.

        (b) The Company received a cash capital contribution from its parent in the amount of $41 million in 2002.

12.     Employee Benefits

        Effective January 1, 2002, substantially all of the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

13.     Reinsurance

        (a) The Company reinsures portions of its life and accident and health insurance risks with unaffiliated companies. Life insurance risks are reinsured primarily under coinsurance and yearly renewable term treaties. Accident and health insurance risks are reinsured primarily under coinsurance, excess of loss and quota share treaties. Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. A contingent liability exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

                The Company also reinsures portions of its life and accident and health insurance risks with affiliated companies (see Note 14). The effect of all reinsurance contracts, including reinsurance assumed, is as follows (in thousands, except percentages):

                                                                          Premiums and Other Considerations
                                                  Life       ----------------------------------------------------------
                                                Insurance                      Accident
        December  31, 2004                      in Force         Life         and Health       Annuity        Total
        ------------------                    ------------   ------------    ------------   ------------   ------------
          Gross Premiums                        40,437,034        158,880          48,518        246,866        454,264
               Assumed - Nonaffiliated           1,045,988          2,353               -              -          2,353
               Assumed - Affiliated                    299              -               -              -              -
                                              ------------   ------------    ------------   ------------   ------------
          Total Assumed                          1,046,287          2,353               -              -          2,353
               Ceded - Nonaffiliated               576,871          2,602           7,075            317          9,994
               Ceded - Affiliated                      785            (58)         22,496              -         22,438
                                              ------------   ------------    ------------   ------------   ------------
          Total Ceded                              577,656          2,544          29,571            317         32,432
                                              ------------   ------------    ------------   ------------   ------------
          Net Premiums                          40,905,665        158,689          18,947        246,549        424,185
                                              ============   ============    ============   ============   ============
        Percentage of Amount Assumed to Net            2.6%           1.5%              0%             0%           0.6%

                                                                          Premiums and Other Considerations
                                                  Life       ----------------------------------------------------------
                                                Insurance                      Accident
        December 31, 2003                       in Force         Life         and Health       Annuity        Total
        -----------------                     ------------   ------------    ------------   ------------   ------------
          Gross Premiums                        37,356,256        144,772         42,957        237,875        425,604
               Assumed - Nonaffiliated           1,105,544          3,433            230              -          3,663
               Assumed - Affiliated                    500              -              -              -              -
                                              ------------   ------------   ------------   ------------   ------------
          Total Assumed                          1,106,044          3,433            230              -          3,663
               Ceded - Nonaffiliated               610,020          3,009         13,845            397         17,251
               Ceded - Affiliated                      845          1,593         20,015              -         21,608
                                              ------------   ------------   ------------   ------------   ------------
          Total Ceded                              610,865          4,602         33,860            397         38,859
                                              ------------   ------------   ------------   ------------   ------------
          Net Premiums                          37,851,435        143,603          9,327        237,478        390,408
                                              ============   ============   ============   ============   ============

        Percentage of Amount Assumed to Net            2.9%           2.4%           2.5%             0%           0.9%

                                                                          Premiums and Other Considerations
                                                  Life       ----------------------------------------------------------
                                                Insurance                      Accident
        December 31, 2002                       in Force         Life         and Health       Annuity        Total
        -----------------                     ------------   ------------    ------------   ------------   ------------
          Gross Premiums                        37,923,271        125,430         36,095          85,083        246,608
               Assumed - Nonaffiliated          20,539,992          1,762           (230)              -          1,532
               Assumed - Affiliated                    965             95              -               -             95
                                              ------------   ------------   ------------    ------------   ------------
          Total Assumed                         20,540,957          1,857           (230)              -          1,627
               Ceded - Nonaffiliated               776,580          2,733         10,887             399         14,019
               Ceded - Affiliated               19,405,975             26         17,899               -         17,925
                                              ------------   ------------   ------------    ------------   ------------
          Total Ceded                           20,182,555          2,759         28,786             399         31,944

                                              ------------   ------------   ------------    ------------   ------------
          Net Premiums                          38,281,673        124,528          7,079          84,684        216,291
                                              ============   ============   ============    ============   ============
        Percentage of Amount Assumed to Net           53.7%           1.5%          (3.2)%             0%           0.8%

        (b) Reinsurance recoveries, which reduced death and other benefits, approximated $19,552,000 and $25,960,000 respectively, for the years ended December 31, 2004 and 2003.

                The Company's reinsurance arrangements do not relieve it from its direct obligation to its insureds. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

14.     Transactions with Related Parties

        (a) The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income and commission ceded to affiliates amounted to $22,438,000 and $3,411,000, respectively, for the year ended December 31, 2004. Premium income and commission ceded for 2003 amounted to $21,607,000 and $2,397,000, respectively. Premium income and commission ceded for 2002 amounted to $17,925,000 and $2,473,000, respectively. Premium income and commission expense assumed from affiliates aggregated $0 and $0, respectively, for 2004, compared to $0 and $0, respectively, for 2003, and $95,000 and $3,000, respectively, for 2002.

                In 2003, the Company commuted a ceded reinsurance treaty with Lexington Insurance Company that was fully offset by commuting an assumed reinsurance treaty with Metropolitan Life Insurance Company, resulting in no net impact to the Company's results of operations or financial position.

        (b) The Company provides life insurance coverage to employees of the Parent and its domestic subsidiaries in connection with the Parent's employee benefit plans. The statement of income includes $13,302,000 in premiums relating to this business for 2004, $11,399,000 for 2003, and $4,042,000 for 2002.

        (c) The Company is party to several cost sharing agreements with its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 2004, 2003 and 2002, the Company was charged $13,126,000,
                $10,589,000 and $6,556,000, respectively, for expenses attributed to the Company but incurred by affiliates. During the same period, the Company received reimbursements from affiliates aggregating $0, $0 and $7,648,000, respectively, for costs incurred by the Company but attributable to affiliates.

        (d) The Company's insurance policy obligations are guaranteed by National Union Fire Insurance Company of Pittsburgh ("National Union"), a subsidiary of AIG. This guarantee is unconditional and irrevocable as to outstanding obligations, and the Company's contractholders have the right to enforce the guarantee directly against National Union. While National Union does not publish financial statements, it does file statutory annual and quarterly reports with the Pennsylvania Insurance Department, where such reports are available to the public.

15. Restatement
    -----------

     Certain financial statement components as of December 31, 2003 and 2002 and for the years then ended have been restated. These restatements relate to the corrections of a general allowance for mortgage loans inappropriately set up prior to 2002, an overstatement of reserves in 2002, cash flow information related to certain deposit-type products and other miscellaneous components.

     A summary of the adjustments made and their effect on the financial statements is presented below (in thousands):

                                                            As of and for the year ended      As of and for the year ended
                                                                December 31, 2003                  December 31, 2002
                                                           -----------------------------     -------------------------------
                                                           As originally                     As originally
                                                               Stated       Restated             stated        Restated
                                                           -----------------------------     -------------------------------
Balance Sheets
--------------
    Mortgage loans on real estate                          $    395,008   $   414,008
    Amounts due from related parties                             14,425        17,525
    Total assets                                              8,846,820     8,876,143
    Income taxes payable                                         51,450        58,520
    Other liabilities                                           183,925       185,825
    Total liabilities                                         7,937,225     7,953,418
    Accumulated other comprehensive income                      250,575       249,925
    Retained earnings                                           417,770       431,550
    Total liabilities and shareholders' equity                8,846,820     8,876,143



Statements of Income
--------------------
    Net investment income                                       542,949       545,549         $   540,971     $   536,071
    Realized capital gains (losses)                               1,143           743            (142,314)        (95,214)
    Death and other benefits                                    310,501       324,239             324,161         305,223
    Insurance acquisition and other operating expenses           81,664        79,891              41,144          53,790
    Deferred income tax expense                                  23,473        19,573             (36,936)        (19,351)
    Net income (loss)                                           103,994        96,756             (19,850)         12,803



Statements of Shareholders' Equity
----------------------------------
    Change in net unrealized appreciation of
    investments - net of reclassifications                      134,876       136,176             205,565         159,465
    Deferred income tax expense on above changes                (45,858)      (46,313)            (69,223)        (53,088)
    Accumulated other comprehensive income                      250,575       249,925             165,705         164,210
    Retained earnings                                           417,770       431,550             313,776         334,794
    Total shareholders' equity                                  909,595       922,725             720,731         740,254



    ------------------------

                                                            As of and for the year ended      As of and for the year ended
                                                                December 31, 2003                  December 31, 2002
                                                           -----------------------------     -------------------------------
                                                           As originally                     As originally
                                                               Stated       Restated             stated        Restated
                                                           -----------------------------     -------------------------------
Statements of Cash Flows
------------------------
    Change in other policyholders' contracts                      (69,434)       19,270             947,993        (167,313)
    Interest credited to policyholder contracts                         -       221,986                   -         280,974
    Change in income taxes - net                                     (311)       (4,211)            (30,621)        (13,036)
    Change in deferred policy acquisition costs                    42,741        42,441             (42,114)        (40,814)
    Realized capital (gains) losses                                (1,143)         (743)            142,314          95,214
    Change in other assets and liabilities - net                   51,566        47,466             124,488         135,188
    Net cash provided by operating activities                     295,154       590,706           1,100,242         281,048
    Change in other long-term investments                          24,693        20,893              (3,431)            369
    Net cash used in investing activities                        (254,686)     (258,486)           (997,345)       (993,545)
    Net policyholder by account deposits/withdrawals              (38,193)            -            (143,909)              -
    Deposits on policyholders contracts                                 -       260,495                   -       1,109,206
    Withdrawals on policyholder contracts                               -      (590,440)                  -        (437,721)
    Net cash provided by (used in) financing activities           (38,193)     (329,945)           (102,909)        712,485



                            PART C: OTHER INFORMATION

Item 26. Exhibits

(a)  Board of Directors Resolution.

     (1) Certificate of Resolution for American International Life Assurance Company of New York pursuant to the Board of Directors' meeting dated June 5, 1986, authorizing the establishment of separate accounts for the issuance and sale of variable life insurance contracts. (1)

(b)  Custodian Agreements. Inapplicable

(c)  Underwriting Contracts.

     (1) Distribution Agreement between American International Life Assurance Company of New York and American General Equity Services Corporation, effective May 1, 2003. (5)

     (2)  Form of Selling Group Agreement. (7)

(d)  Contracts.

     (1) Form of Group Flexible Premium Variable Life Insurance Policy - Non-Participating (Policy Form No. 21GVULD997). (2)

     (2) Form of Group Flexible Premium Variable Life Insurance Certificate (Certificate Form No. 26GVULD997). (2)

(e)  Applications.

     (1) Form of Application for Group Flexible Premium Variable Life Insurance Policy, Form No. 24COLI400NY. (5)

     (2) Form of Supplemental Application for Life Insurance, Form No. 24GVSUP997NY. (8)

     (3)  Form of Subaccount Transfer Request form. (8)

     (4)  Form of Premium Allocation form. (8)

     (5)  Form of Loan/Surrender Request form. (8)

     (6)  Form of Dollar Cost Averaging Request form. (8)

     (7)  Form of Change Request form. (8)

     (8)  Form of Reallocation and Rebalancing Request form. (8)

(f)  Depositor's Certificate of Incorporation and By-Laws.

     (1) Amended and Restated Bylaws of American International Life Assurance Company of New York, adopted July 25, 2002. (5)

     (2) Charter of American International Life Assurance Company of New York, dated March 5, 1962, filed with the State of New York Insurance Department on March 16, 1962. (1)

     (3) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated February 4, 1972. (1)

     (4) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated January 18, 1985. (1)

     (5) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated June 1, 1987. (1)

     (6) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated March 22, 1989. (1)

     (7) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated June 27, 1991. (1)

(g)  Reinsurance Contracts. Inapplicable

(h)  Participation Agreements.

     (1)(a) Form of Participation Agreement by and between VALIC Company I, The Variable Annuity Life Insurance Company and American International Life Assurance Company of New York. (5)

     (2)(a) Form of Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd, LLP and AI Life Assurance Company of New York. (4)

     (2)(b) Form of Amendment to Participation Agreement among The Universal Institutional Funds, Inc. (formerly Morgan Stanley Universal Funds, Inc.), Morgan Stanley Investment Management Inc. (formerly Morgan Stanley Asset Management Inc.), Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd, LLP) and American International Life Assurance Company of New York. (5)

     (3)(a) Form of Participation Agreement among Alliance Variable Products Series Fund, Inc., Alliance Fund Distributors, Inc. and American International Life Assurance Company of New York. (5)

     (4)(a) Form of Participation Agreement by and between Franklin Templeton Products Trust, Franklin Templeton Distributors, Inc. and American International Life Assurance Company of New York. (6)

     (4)(b) Form of Participation Agreement Amendment by and between Franklin Templeton Products Trust, Franklin Templeton Distributors, Inc. and American International Life Assurance Company of New York.
               (8)

     (5)(a) Form of Shareholder Services Agreement by and between American Century Investment Services, Inc. and American International Life Assurance Company of New York. (6)

     (6)(a) Form of Participation Agreement by and among Credit Suisse Warburg Pincus Trust, Credit Suisse Asset Management, LLC, Credit Suisse Asset Management Securities, Inc. and American International Life Assurance Company of New York. (6)

     (7)(a) Form of Administrative Services Agreement by and among Credit Suisse Asset Management, LLC and American International Life Assurance Company of New York. (6)

     (8)(a) Form of Participation Agreement by and among Merrill Lynch Variable Series Funds, Inc., FAM Distributors, Inc. and American International Life Assurance Company of New York. (6)

     (9)(a) Form of Participation Agreement by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American International Life Assurance Company of New York. (6)

     (10)(a) Form of Fund Participation Agreement by and between J.P. Morgan Series Trust II and American International Life Assurance Company of New York. (6)

     (11)(a) Form of Participation Agreement by and among PIMCO Variable Insurance Trust, PIMCO Funds Distributors LLC and American International Life Assurance Company of New York. (6)

     (12)(a) Form of Participation Agreement by and among Variable Insurance Products Fund, Fidelity Distributors Corporation and American International Life Assurance Company of New York. (6)

     (13)(a) Form of Participation Agreement by and among Variable Insurance Products Fund II, Fidelity Distributors Corporation and American International Life Assurance Company of New York. (6)

     (14)(a) Form of Participation Agreement by and among Variable Insurance Products Fund III, Fidelity Distributors Corporation and American International Life Assurance Company of New York. (6)

     (15)(a) Form of Participation Agreement by and among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and American International Life Assurance Company of New York. (8)

     (16)(a) Form of Fund Participation Agreement by and among Neuberger & Berman Advisers Management Trust, Advisers Managers Trust, Neuberger & Berman Management Incorporated and American International Life Assurance Company of New York. (8)

     (16)(b) Form of Amendment to Fund Participation Agreement by and among Neuberger & Berman Advisers Management Trust, Advisers Managers Trust, Neuberger & Berman Management Incorporated and American International Life Assurance Company of New York. (8)

(i)  Administrative Contracts.

     (1) Form of Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York.
          (5)

     (2) Form of Addendum No. 1 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York, dated May 21, 1975. (5)

     (3) Form of Addendum No. 2 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York, dated September 23, 1975. (5)

     (4) Form of Addendum No. 6 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York, dated June 9, 1981. (5)

     (5) Form of Addendum No. 24 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York, dated December 30, 1998. (5)

     (6) Form of Addendum No. 28 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York and American General Life Companies, effective January 1, 2002. (5)

     (7) Form of Addendum No. 30 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York and American General Life Companies, LLC, effective January 1, 2002. (7)

     (8) Form of Addendum No. 32 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York, American General Life Companies, LLC and American General Equity Services Corporation, effective May 1, 2004. (8)

(j)  Other Material Contracts.

     (1) General Guarantee Agreement between American International Life Assurance Company of New York and National Union Fire Insurance Company of Pittsburgh, Pa. (Filed herewith)

     (2) AIG Support Agreement between American International Life Assurance Company of New York and American International Group, Inc. (Filed herewith)

(k)  Legal Opinion.

     (1) Opinion and Consent of Kenneth D. Walma, Vice President and Counsel, American International Life Assurance Company of New York. (3)

(l)  Actuarial Opinion.

     (1) Opinion and Consent of American International Life Assurance Company of New York's actuary. (3)

     (2) Opinion and Consent of American International Life Assurance Company of New York's actuary. (5)

(m)  Calculation. None

(n)  Other Opinions.

     (1) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP. (Filed herewith)

(o)  Omitted Financial Statements. None

(p)  Initial Capital Agreements. None

(q)  Redeemability Exemption.

     (1) Memorandum Regarding Procedures including Issuance, Transfer and Redemption Procedures for Variable Universal Life Insurance Policies Pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940. (8)

----------
(1) Incorporated by reference to Post-Effective Amendment No. 4 to Form S-6 Registration Statement (File No. 033-90686) of Variable Account B of American International Life Assurance Company of New York filed on October 27, 1998.

(2) Incorporated by reference to initial filing of Form S-6 Registration Statement (File No. 333-48457) of Variable Account B of American International Life Assurance Company of New York filed on March 23, 1998.

(3) Incorporated by reference to Post-Effective Amendment No. 5 to Form S-6 Registration Statement (File No. 333-48457) of Variable Account B of American International Life Assurance Company of New York filed on May 1, 2002.

(4) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-63412) of Variable Account A of American International Life Assurance Company of New York filed on December 28, 2001.

(5) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-48457) of Variable Account B of American International Life Assurance Company of New York filed on April 25, 2003.

(6) Incorporated by reference to Post-Effective Amendment No. 8 to Form N-6 Registration Statement (File No. 333-48457) of Variable Account B of American International Life Assurance Company of New York filed on June 16, 2003.

(7) Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-63412) of Variable Account A of American International Life Assurance Company of New York filed on April 27, 2004.

(8) Incorporated by reference to Post-Effective Amendment No. 10 to Form N-6 Registration Statement (File No. 333-48457) of Variable Account B of American International Life Assurance Company of New York filed on May 2, 2005.

Item 27. Directors and Officers of the Depositor

                               Positions and Offices with Depositor
     Name and Principal        American International Life Assurance Company
      Business Address         of New York
----------------------------   -------------------------------------------------
Rodney O. Martin, Jr.          Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

M. Bernard Aidinoff            Director
Sullivan and Cromwell
125 Broad Street
New York, NY 10004

David J. Dietz                 Director, President and Chief Executive Officer
830 Third Avenue
New York, NY 10022

Marion E. Fajen                Director
5608 N. Water Bury Rd.
Des Moines, IA 50312

Patrick J. Foley               Director
569 N. Country Club Dr.
Lake Worth, FL 33462

                               Positions and Offices with Depositor
     Name and Principal        American International Life Assurance Company
      Business Address         of New York
----------------------------   -------------------------------------------------
Cecil C. Gamwell, III          Director
419 W. Beach Rd.
Charleston, RI 02813

Jack R. Harnes                 Director
70 Pine Street
New York, NY 10270

David L. Herzog                Director
2929 Allen Parkway
Houston, TX 77019

John I. Howell                 Director
Indian Rock Corp.
263 Glenville Rd., 2nd Floor
Greenwich, CT 06831

Ernest T. Patrikis             Director
70 Pine Street
New York, NY 10270

Gary D. Reddick                Director, Executive Vice President and
2929 Allen Parkway             Chief Administrative Officer
Houston, TX 77019

Christopher J. Swift           Director, Executive Vice President and
2929 Allen Parkway             Chief Financial Officer
Houston, TX 77019

James W. Weakley               Director, President-Group Benefits & Financial
2929 Allen Parkway             Institutions, and AIG Workplace Solutions Profit
Houston, TX 77019              Center and Chief Executive Officer-Group Benefits
                               & Financial Institutions, and AIG Workplace
                               Solutions Profit Center

Thomas L. Booker               President-Annuity Profit Center
2727 Allen Parkway
Houston, TX 77019

                               Positions and Offices with Depositor
     Name and Principal        American International Life Assurance Company
      Business Address         of New York
----------------------------   -------------------------------------------------
Richard A. Hollar              President-Life Brokerage Profit Center and Chief
750 West Virginia Street       Executive Officer-Life Brokerage Profit Center
Milwaukee, WI 53204

David R. Armstrong             Executive Vice President
3600 Route 66
Neptune, NJ 07754-1580

Chris T. Calos                 Executive Vice President
3600 Route 66
Neptune, NJ 07754

Erik A. Baden                  Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Wayne A. Barnard               Senior Vice President and Illustration Actuary
2929 Allen Parkway
Houston, TX 77019

Robert M. Beuerlein            Senior Vice President and Chief Appointed Actuary
2727-A Allen Parkway
Houston, TX 77019

Patricia A. Bosi               Senior Vice President
3600 Route 66
Neptune, NJ 07754-1580

Jeffrey H. Carlson             Senior Vice President and Chief Information
2727-A Allen Parkway           Officer
Houston, TX 77019

James A. Galli                 Senior Vice President and
830 Third Avenue               Chief Business Development Officer
New York, NY 10022

Robert M. Goldbloom            Senior Vice President
70 Pine Street
New York, NY 10270

                               Positions and Offices with Depositor
     Name and Principal        American International Life Assurance Company
      Business Address         of New York
----------------------------   -------------------------------------------------
William F. Guterding           Senior Vice President and Chief Underwriting
830 Third Avenue               Officer
New York, NY 10022

Robert F. Herbert, Jr.         Senior Vice President, Treasurer and Comptroller
2727-A Allen Parkway
Houston, TX 77019

S. Douglas Israel              Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Kyle L. Jennings               Senior Vice President and General Counsel
2929 Allen Parkway
Houston, TX 77019

Althea R. Johnson              Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Glen D. Keller                 Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Frank A. Kophamel              Senior Vice President
3600 Route 66
Neptune, NJ 07754

Simon J. Leech                 Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Mark R. McGuire                Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Laura W. Milazzo               Senior Vice President
2727 Allen Parkway
Houston, TX 77019

                               Positions and Offices with Depositor
     Name and Principal        American International Life Assurance Company
      Business Address         of New York
----------------------------   -------------------------------------------------
William J. Packer              Senior Vice President
3600 Route 66
Neptune, NJ 07754

Barry Pelleterri               Senior Vice President
3600 Route 66
Neptune, NJ 07754

John W. Penko                  Senior Vice President
2727 Allen Parkway
Houston, TX 77019

A. Hasan Qureshi               Senior Vice President and Illustration Actuary
1 ALICO Plaza
600 King Street
Wilmington, DE 19801

Dewitt M. Smith                Senior Vice President
3600 Route 66
Neptune, NJ 07754

James P. Steele                Senior Vice President
205 E. 10th Avenue
Amarillo, TX 79101

Robert E. Steele               Senior Vice President
205 E. 10th Avenue
Amarillo, TX 79101

Steven E. Zimmerman            Senior Vice President and Medical Director
2727 Allen Parkway
Houston, TX 77019

Edward F. Bacon                Vice President
2727-A Allen Parkway
Houston, TX 77019

                               Positions and Offices with Depositor
     Name and Principal        American International Life Assurance Company
      Business Address         of New York
----------------------------   -------------------------------------------------
Joan M. Bartel                 Vice President
2727 Allen Parkway
Houston, TX 77019

Walter E. Bednarski            Vice President
3600 Route 66
Neptune, NJ 07754-1580

Michael B. Boesen              Vice President
2727-A Allen Parkway
Houston, TX 77019

David R. Brady                 Vice President
70 Pine Street
New York, NY 10270

Stephen J. Brenneman           Vice President
1 Alico Plaza
600 King Street
Wilmington, DE 19801

Robert W. Busby                Vice President
3600 Route 66
Neptune, NJ 07754-1580

David W. Butterfield           Vice President
3600 Route 66
Neptune, NJ 07754

Joseph S. Cella                Vice President
70 Pine Street
New York, NY 10270

Robert W. Chesner              Vice President
2929 Allen Parkway
Houston, TX 77019

                               Positions and Offices with Depositor
     Name and Principal        American International Life Assurance Company
      Business Address         of New York
----------------------------   -------------------------------------------------
Douglas M. Donnenfield         Vice President
750 West Virginia Street
Milwaukee, WI 53204

Donna F. Fahey                 Vice President
3600 Route 66
Neptune, NJ 07754-1580

Farideh N. Farrokhi            Vice President and Assistant Secretary
2727-A Allen Parkway
Houston, TX 77019

Kevin P. Fitzpatrick           Vice President and Real Estate Investment Officer
1 Chase Manhattan Plaza
New York, NY 10005

Richard L. Gravette            Vice President and Assistant Treasurer
2727-A Allen Parkway
Houston, TX 77019

Kenneth J. Griesemer           Vice President
6363 Forest Park Rd.
Dallas, TX 75235

Joel H. Hammer                 Vice President
1 Chase Manhattan Place
New York, NY 10005

Neal C. Hasty                  Vice President
6363 Forest Park Rd.
Dallas, TX 75235

Keith C. Honig                 Vice President
1999 Avenue of the Stars
Los Angeles, CA 90067

                               Positions and Offices with Depositor
     Name and Principal        American International Life Assurance Company
      Business Address         of New York
----------------------------   -------------------------------------------------
Karen M. Isaacs                Vice President
3600 Route 66
Neptune, NJ 07754

David S. Jorgensen             Vice President
2727-A Allen Parkway
Houston, TX 77019

Gary J. Kleinman               Vice President and Real Estate Investment Officer
1 Chase Manhattan Place
New York, NY 10005

Randy J. Marash                Vice President
3600 Route 66
Neptune, NJ 07754

W. Larry Mask                  Vice President, Real Estate Investment Officer
2929 Allen Parkway             and Assistant Secretary
Houston, TX 77019

Gordon S. Massie               Vice President
2929 Allen Parkway
Houston, TX 77019

Richard D. McFarland           Vice President
2727-A Allen Parkway
Houston, TX 77019

Richard A. Mercante            Vice President
175 Water Street
New York, NY 10038

Deanna Osmonson                Vice President and Chief Compliance Officer
2727 Allen Parkway
Houston, TX 77019

Rembert R. Owen, Jr.           Vice President, Real Estate Investment Officer
2929 Allen Parkway             and Assistant Secretary
Houston, TX 77019

                               Positions and Offices with Depositor
     Name and Principal        American International Life Assurance Company
      Business Address         of New York
----------------------------   -------------------------------------------------
Kirsten M. Pedersen            Vice President
2727 Allen Parkway
Houston, TX 77019

Rodney E. Rishel               Vice President
American General Center
2000 American General Way
Brentwood, TN 37027

Walter J. Rudecki, Jr.         Vice President
2929 Allen Parkway
Houston, TX 77019

Dale W. Sachtleben             Vice President
1 Franklin Square
Springfield, IL 62713

Kristin E. Sather              Vice President
1 Chase Manhattan Place
New York, NY 10005

Richard W. Scott               Vice President and Chief Investment Officer
2929 Allen Parkway
Houston, TX 77019

Tom L. Scott                   Vice President and General Auditor
2929 Allen Parkway
Houston, TX 77019

T. Clay Spires                 Vice President and Tax Officer
2727-A Allen Parkway
Houston, TX 77019

Veronica Torralba              Vice President
2929 Allen Parkway
Houston, TX 77019

                               Positions and Offices with Depositor
    Name and Principal         American International Life Assurance Company
     Business Address          of New York
----------------------------   -------------------------------------------------
Richard P. Vegh                Vice President
3600 Route 66
Neptune, NJ 07754

Susan J. Wilhite               Vice President
One Woodfield Lake
Schaumberg, IL 60173

Ronald Williams                Vice President
3600 Route 66
Neptune, NJ 07754

Elizabeth M. Tuck              Secretary
70 Pine Street
New York, NY 10270

Lauren W. Jones                Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). See footnotes to table below at end of Item 28. An organizational chart for AIG can be found as Exhibit 21 in Form 10-K, SEC file number 001-08787, accession number 0000950123-05-006884, filed May 31, 2005.

                               SUBSIDIARIES OF AIG

                                                                                                             Percentage
                                                                                                              of Voting
                                                                                                             Securities
                                                                                         Jurisdiction of   Owned by its
                                                                                           Incorporation      Immediate
                                                                                         or Organization    Parent/(2)/
                                                                                         ---------------    -----------
American International Group, Inc./(1)/.........................................................Delaware          /(3)/
   AIG Aviation, Inc. ...........................................................................Georgia      100
   AIG Bulgaria Insurance and Reinsurance Company EAD...........................................Bulgaria      100
   AIG Capital Corporation......................................................................Delaware      100
      AIG Consumer Finance Group, Inc. .........................................................Delaware      100

                               SUBSIDIARIES OF AIG

                                                                                                             Percentage
                                                                                                              of Voting
                                                                                                             Securities
                                                                                         Jurisdiction of   Owned by its
                                                                                           Incorporation      Immediate
                                                                                         or Organization    Parent/(2)/
                                                                                         ---------------   ------------
         AIG Bank Polska S.A. ....................................................................Poland    97.23
         AIG Credit S.A. .........................................................................Poland       80
         Compania Financiera Argentina S.A. ...................................................Argentina     92.7
      AIG Finance Holdings, Inc. ...............................................................New York      100
         AIG Finance (Hong Kong) Limited.......................................................Hong Kong      100
      AIG Global Asset Management Holdings Corp. ...............................................Delaware      100
         AIG Asset Management Services, Inc. ...................................................Delaware      100
            Brazos Capital Management, L.P. ....................................................Delaware       92
         AIG Capital Partners, Inc. ............................................................Delaware      100
         AIG Equity Sales Corp. ................................................................New York      100
         AIG Global Investment Corp. .........................................................New Jersey      100
      International Lease Finance Corporation.................................................California    64.85 /(4)/
      AIG Global Real Estate Investment Corp. ..................................................Delaware      100
   AIG Credit Corp. ............................................................................Delaware      100
      A.I. Credit Corp. ...................................................................New Hampshire      100
      Imperial Premium Finance, Inc. .........................................................California      100
      Imperial Premium Finance, Inc. ...........................................................Delaware      100
   AIG Egypt Insurance Company, S.A.E. ............................................................Egypt    89.98
   AIG Federal Savings Bank.....................................................................Delaware      100
   AIG Financial Advisor Services, Inc. ........................................................Delaware      100
      AIG Financial Advisor Services (Europe), S.A. ..........................................Luxembourg      100
   AIG Financial Products Corp. ................................................................Delaware      100
      AIG Matched Funding Corp. ................................................................Delaware      100
      Banque AIG..................................................................................France       90 /(5)/
   AIG Funding, Inc. ...........................................................................Delaware      100
   AIG Global Trade & Political Risk Insurance Company........................................New Jersey      100
   A.I.G. Golden Insurance Ltd. ..................................................................Israel    50.01
   AIG Life Insurance Company...................................................................Delaware       79 /(6)/
   AIG Life Insurance Company of Canada...........................................................Canada      100
   AIG Life Insurance Company of Puerto Rico.................................................Puerto Rico      100
   AIG Liquidity Corp. .........................................................................Delaware      100
   AIG Marketing, Inc. .........................................................................Delaware      100
   AIG Memsa, Inc. .............................................................................Delaware      100 /(7)/
      Tata AIG General Insurance Company Limited...................................................India       26
   AIG Private Bank Ltd. ....................................................................Switzerland      100
   AIG Retirement Services, Inc. ...............................................................Delaware      100 /(8)/
      SunAmerica Life Insurance Company..........................................................Arizona      100
         SunAmerica Investments, Inc. ...........................................................Georgia       70 /(9)/
            AIG Advisor Group, Inc. ............................................................Maryland      100
               Advantage Capital Corporation....................................................New York      100
               FSC Securities Corporation.......................................................Delaware      100
               Royal Alliance Associates, Inc. .................................................Delaware      100
               Sentra Securities Corporation..................................................California      100
               Spelman & Co., Inc. ...........................................................California      100

                               SUBSIDIARIES OF AIG

                                                                                                             Percentage
                                                                                                              of Voting
                                                                                                             Securities
                                                                                         Jurisdiction of   Owned by its
                                                                                           Incorporation      Immediate
                                                                                         or Organization    Parent/(2)/
                                                                                         ---------------    -----------
               SunAmerica Securities, Inc. .....................................................Delaware      100
            AIG SunAmerica Life Assurance Company................................................Arizona      100 /(10)/
               AIG SunAmerica Asset Management Corp. ...........................................Delaware      100
                  AIG SunAmerica Capital Services. Inc. ........................................Delaware      100
            First SunAmerica Life Insurance Company.............................................New York      100
   AIG Risk Management, Inc. ...................................................................New York      100
   AIG Technologies, Inc. .................................................................New Hampshire      100
   AIGTI, Inc. .................................................................................Delaware      100
   AIG Trading Group Inc. ......................................................................Delaware      100
      AIG International, Inc. ..................................................................Delaware      100
   AIU Insurance Company........................................................................New York       52 /(11)/
   AIU North America, Inc. .....................................................................New York      100
   American General Corporation....................................................................Texas      100
      American General Bancassurance Services, Inc. ............................................Illinois      100
      AGC Life Insurance Company................................................................Missouri      100
         AIG Assurance Canada.....................................................................Canada      100 /(7)/
         AIG Life of Bermuda, Ltd. ..............................................................Bermuda      100
         American General Life and Accident Insurance Company..................................Tennessee      100
         American General Life Insurance Company...................................................Texas      100
            American General Annuity Service Corporation...........................................Texas      100
            AIG Enterprise Services, LLC. ......................................................Delaware      100
            American General Equity Services Corporation........................................Delaware      100
            American General Life Companies, LLC. ..............................................Delaware      100
            The Variable Annuity Life Insurance Company............................................Texas      100
               VALIC Retirement Services Company...................................................Texas      100
               VALIC Trust Company.................................................................Texas      100
         American General Property Insurance Company...........................................Tennessee    51.85 /(12)/
            American General Property Insurance Company of Florida...............................Florida      100
         AIG Annuity Insurance Company.............................................................Texas      100
         The United States Life Insurance Company in the City of New York.......................New York      100
      American General Finance, Inc. ............................................................Indiana      100
         American General Auto Finance, Inc. ...................................................Delaware      100
         American General Finance Corporation....................................................Indiana      100
            MorEquity, Inc. ......................................................................Nevada      100
               Wilmington Finance, Inc. ........................................................Delaware      100
            Merit Life Insurance Co. ............................................................Indiana      100
            Yosemite Insurance Company...........................................................Indiana      100
               CommoLoCo, Inc. ..............................................................Puerto Rico      100
         American General Financial Services of Alabama, Inc. ...................................Alabama      100
      American General Investment Management Corporation........................................Delaware      100
      American General Realty Investment Corporation...............................................Texas      100
      American General Assurance Company........................................................Illinois      100
         American General Indemnity Company.....................................................Illinois      100
         USLIFE Credit Life Insurance Company of Arizona.........................................Arizona      100

                               SUBSIDIARIES OF AIG

                                                                                                             Percentage
                                                                                                              of Voting
                                                                                                             Securities
                                                                                         Jurisdiction of   Owned by its
                                                                                           Incorporation      Immediate
                                                                                         or Organization    Parent/(2)/
                                                                                         ---------------    -----------
      Knickerbocker Corporation....................................................................Texas      100
   American Home Assurance Company..............................................................New York      100
      AIG Domestic Claims, Inc. ................................................................Delaware       50 /(13)/
      AIG Hawaii Insurance Company, Inc. .........................................................Hawaii      100
         American Pacific Insurance Company, Inc. ................................................Hawaii      100
      American International Insurance Company..................................................New York      100
         American International Insurance Company of California, Inc. ........................California      100
         American International Insurance Company of New Jersey...............................New Jersey      100
         Minnesota Insurance Company...........................................................Minnesota      100
      American International Realty Corp. ......................................................Delaware     31.5 /(14)/
      Pine Street Real Estate Holdings Corp. ..............................................New Hampshire    31.47 /(14)/
      Transatlantic Holdings, Inc. .............................................................Delaware    33.45 /(15)/
         Transatlantic Reinsurance Company......................................................New York      100
            Putnam Reinsurance Company..........................................................New York      100
            Trans Re Zurich..................................................................Switzerland      100
   American International Insurance Company of Delaware.........................................Delaware      100
   American International Life Assurance Company of New York....................................New York    77.52 /(16)/
   American International Reinsurance Company, Ltd. .............................................Bermuda      100
      AIG Edison Life Insurance Company............................................................Japan       90 /(17)/
      American International Assurance Company, Limited........................................Hong Kong      100
      American International Assurance Company (Australia) Limited.............................Australia      100
      American International Assurance Company (Bermuda) Limited.................................Bermuda      100
         American International Assurance Co. (Vietnam) Limited..................................Vietnam      100
         Tata AIG Life Insurance Company Limited...................................................India       26
      Nan Shan Life Insurance Company, Ltd. ......................................................Taiwan       95
   American International Underwriters Corporation..............................................New York      100
   American International Underwriters Overseas, Ltd. ...........................................Bermuda      100
      AIG Europe (Ireland) Limited...............................................................Ireland      100
      AIG Europe (U.K.) Limited..................................................................England      100
      AIG Brasil Companhia de Seguros.............................................................Brazil       50
      Universal Insurance Co., Ltd. ............................................................Thailand      100
      La Seguridad de Centroamerica, Compania de Seguros S.A. .................................Guatemala      100
      La Meridional Compania Argentina de Seguros..............................................Argentina      100
      American International Insurance Company of Puerto Rico................................Puerto Rico      100
      A.I.G. Colombia Seguros Generales S.A. ...................................................Colombia      100
      American International Underwriters GmBH...................................................Germany      100
      Underwriters Adjustment Company, Inc. ......................................................Panama      100
   American Life Insurance Company..............................................................Delaware      100
      AIG Life (Bulgaria) Z.D. A.D .............................................................Bulgaria      100
      ALICO, S.A. ................................................................................France      100
      First American Polish Life Insurance and Reinsurance Company, S.A. .........................Poland      100
      Inversiones Interamericana  S.A. (Chile).....................................................Chile      100
      Pharaonic American Life Insurance Company....................................................Egypt    71.63
      Unibanco AIG Seguros S.A. ..................................................................Brazil    47.81 /(18)/

                               SUBSIDIARIES OF AIG

                                                                                                             Percentage
                                                                                                              of Voting
                                                                                                             Securities
                                                                                         Jurisdiction of   Owned by its
                                                                                           Incorporation      Immediate
                                                                                         or Organization    Parent/(2)/
                                                                                         ---------------    -----------
   AIG Life Insurance Company (Switzerland) Ltd. ............................................Switzerland      100
   American Security Life Insurance Company, Ltd. ..........................................Lichtenstein      100
   Birmingham Fire Insurance Company of Pennsylvania........................................Pennsylvania      100
   China America Insurance Company, Ltd. .......................................................Delaware       50
   Commerce and Industry Insurance Company......................................................New York      100
   Commerce and Industry Insurance Company of Canada.............................................Ontario      100
   Delaware American Life Insurance Company.....................................................Delaware      100
   Hawaii Insurance Consultants, Ltd. ............................................................Hawaii      100
   HSB Group, Inc. .............................................................................Delaware      100
      The Hartford Steam Boiler Inspection and Insurance Company.............................Connecticut      100
         The Hartford Steam Boiler Inspection and Insurance Company of Connecticut...........Connecticut      100
         HSB Engineering Insurance Limited.......................................................England      100
            The Boiler Inspection and Insurance Company of Canada.................................Canada      100
   The Insurance Company of the State of Pennsylvania.......................................Pennsylvania      100
   Landmark Insurance Company.................................................................California      100
   Mt. Mansfield Company, Inc. ..................................................................Vermont      100
   National Union Fire Insurance Company of Pittsburgh, Pa..................................Pennsylvania      100
      American International Specialty Lines Insurance Company....................................Alaska       70 /(19)/
      Lexington Insurance Company...............................................................Delaware       70 /(19)/
         AIG Centennial Insurance Company...................................................Pennsylvania      100
            AIG Premier Insurance Company...................................................Pennsylvania      100
               AIG Indemnity Insurance Company..............................................Pennsylvania      100
            AIG Preferred Insurance Company.................................................Pennsylvania      100
            AIG Auto Insurance Company of New Jersey..........................................New Jersey      100
         JI Accident & Fire Insurance Co. Ltd. ....................................................Japan       50
      Natnal Union Fire Insurance Company of Louisiana.........................................Louisiana      100
      National Union Fire Insurance Company of Vermont...........................................Vermont      100
      21st Century Insurance Group............................................................California    33.03 /(20)/
         21st Century Insurance Company.......................................................California      100
         21st Century Casualty Company........................................................California      100
         21st Century Insurance Company of the Southwest...........................................Texas      100
      Starr Excess Liability Insurance Company, Ltd. ...........................................Delaware      100
         Starr Excess Liability Insurance International Ltd. ....................................Ireland      100
   NHIG Holding Corp. ..........................................................................Delaware      100
      Audubon Insurance Company................................................................Louisiana      100
         Audubon Indemnity Company...........................................................Mississippi      100
         Agency Management Corporation.........................................................Louisiana      100
            The Gulf Agency, Inc. ...............................................................Alabama      100
      New Hampshire Insurance Company.......................................................Pennsylvania      100
         AIG Europe, S.A. ........................................................................France          /(21)/
         AI Network Corporation.................................................................Delaware      100
         American International Pacific Insurance Company.......................................Colorado      100
         American International South Insurance Company.....................................Pennsylvania      100
         Granite State Insurance Company....................................................Pennsylvania      100

                               SUBSIDIARIES OF AIG

                                                                                                             Percentage
                                                                                                              of Voting
                                                                                                             Securities
                                                                                         Jurisdiction of   Owned by its
                                                                                           Incorporation      Immediate
                                                                                         or Organization    Parent/(2)/
                                                                                         ---------------    -----------
         New Hampshire Indemnity Company, Inc. .............................................Pennsylvania      100
            AIG National Insurance Company, Inc. ...............................................New York      100
         Illinois National Insurance Co.........................................................Illinois      100
         New Hampshire Insurance Services, Inc. ...........................................New Hampshire      100
      AIG Star Life Insurance Co., Ltd. ...........................................................Japan      100
   The Philippine American Life and General Insurance Company................................Philippines    99.78
      Pacific Union Assurance Company.........................................................California      100
      Philam Equitable Life Assurance Company, Inc. .........................................Philippines    95.31
      Philam Insurance Company, Inc. ........................................................Philippines      100
   Risk Specialist Companies, Inc. .............................................................Delaware      100
   United Guaranty Corporation............................................................North Carolina    36.3l /(22)/
      United Guaranty Insurance Company...................................................North Carolina      100
      United Guaranty Mortgage Insurance Company..........................................North Carolina      100
      United Guaranty Mortgage Insurance Company of North Carolina........................North Carolina      100
      United Guaranty Partners Insurance Company.................................................Vermont       80
      United Guaranty Residential Insurance Company of North Carolina.....................North Carolina      100
      United Guaranty Residential Insurance Company.......................................North Carolina    75.03 /(23)/
         United Guaranty Commercial Insurance Company of North Carolina...................North Carolina      100
         United Guaranty Mortgage Indemnity Company.......................................North Carolina      100
         United Guaranty Credit Insurance Company.........................................North Carolina      100
      United Guaranty Services, Inc. .....................................................North Carolina      100

----------
/(1)/ All subsidiaries listed are consolidated in the financial statements of AIG as filed in its Form 10-K on May 31, 2005. Certain subsidiaries have been omitted from the tabulation. The omitted subsidiaries, when considered in the aggregate as a single subsidiary, do not constitute a significant subsidiary.
/(2)/ Percentages include directors' qualifying shares.
/(3)/ The common stock is owned approximately 12.0 percent by Starr
     International Company, Inc., 1.8 percent by C.V. Starr & Co., Inc. and 2.0 percent by The Starr Foundation.
/(4)/ Also owned 35.15 percent by National Union Fire Insurance Company of
     Pittsburgh, Pa.
/(5)/ Also owned 10 percent by AIG Matched Funding Corp.
/(6)/ Also owned 21 percent by Commerce and Industry Insurance Company.
/(7)/ Indirect wholly-owned subsidiary.
/(8)/ Formerly known as AIG SunAmerica Inc.
/(9)/ Also owned 30 percent by AIG Retirement Services, Inc.
/(10)/ Formerly known as Anchor National Life Insurance Company.
/(11)/ Also owned eight percent by The Insurance Company of the State of Pennsylvania, 32 percent by National Union Fire Insurance Company of Pittsburgh, Pa. and eight percent by Birmingham Fire Insurance Company of Pennsylvania.
/(12)/ Also owned 48.15 percent by American General Life and Accident Insurance
     Company.
/(13)/ Also owned 50 percent by The Insurance Company of the State of
     Pennsylvania.
/(14)/ Also owned by 11 other AIG subsidiaries.
/(15)/ Also owned 25.95 percent by AIG.

/(16)/ Also owned 22.48 percent by American Home Assurance Company.
/(17)/ Also owned ten percent by a subsidiary of American Life Insurance
     Company.
/(18)/ Also owned 1.7 percent by American International Underwriters Overseas,
     Ltd. and .48 percent by American Home Assurance Company.
/(19)/ Also owned 20 percent by The Insurance Company of the State of
     Pennsylvania and ten percent by Birmingham Fire Insurance Company of Pennsylvania.
/(20)/ Also owned 16.85 percent by American Home Assurance Company, 6.34 percent by Commerce and Industry Insurance Company and 6.34 percent by New Hampshire Insurance Company.
/(21)/ 100 percent to be held with other AIG companies.
/(22)/ Also owned 45.88 percent by National Union Fire Insurance Company of
     Pittsburgh, Pa., 16.95 percent by New Hampshire Insurance Company and 0.86 percent by The Insurance Company of the State of Pennsylvania.
/(23)/ Also owned 24.97 percent by United Guaranty Residential Insurance Company of North Carolina.

The Registrant is a separate account of American International Life Assurance Company of New York (Depositor).

Item 29. Indemnification

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

Item 30. Principal Underwriters

(a) Other Activity. Registrant's principal underwriter, American General Equity Services Corporation, also acts as principal underwriter for Variable Account A of American International Life Assurance Company of New York, which offers interests in variable annuities. American General Equity Services Corporation also acts as principal underwriter for certain other separate accounts of American International Life Assurance Company of New York affiliates.

(b) Management.

     Name and Principal        Positions and Offices with Underwriter
      Business Address         American General Equity Services Corporation
----------------------------   -------------------------------------------------
Rodney O. Martin, Jr.          Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

Mark R. McGuire                Director and Senior Vice President
2727 Allen Parkway
Houston, TX 77019
                                      C-22

     Name and Principal        Positions and Offices with Underwriter
      Business Address         American General Equity Services Corporation
----------------------------   -------------------------------------------------
Ernest T. Patrikis             Director
70 Pine Street
New York, NY 10270

Gary D. Reddick                Director
2929 Allen Parkway
Houston, TX 77019

Richard J. Miller              President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

Robert F. Herbert, Jr.         Vice President
2727-A Allen Parkway
Houston, TX 77019

Lucille S. Martinez            Vice President, Treasurer and Controller
2727 Allen Parkway
Houston, TX 77019

Deanna D. Osmonson             Vice President, Chief Compliance Officer and
2727 Allen Parkway             Anti-Money Laundering Compliance Officer
Houston, TX 77019

Elizabeth M. Tuck              Secretary
70 Pine Street
New York, NY 10270

Edward F. Andrzejewski         Tax Officer
70 Pine Street
New York, NY 10270

Amy M. Cinquegrana             Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Lauren W. Jones                Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

     Name and Principal        Positions and Offices with Underwriter
      Business Address         American General Equity Services Corporation
----------------------------   -------------------------------------------------
David M. Robinson              Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

John D. Fleming                Assistant Treasurer
2929 Allen Parkway
Houston, TX 77019

Barbara J. Moore               Assistant Tax Officer
2919 Allen Parkway
Houston, TX 77019

T. Clay Spires                 Assistant Tax Officer
2727-A Allen Parkway
Houston, TX 77019

(c) Compensation From the Registrant.

                          Net           Compensation on
                     Underwriting     Events Occasioning
Name of Principal    Discounts and    the Deduction of a    Brokerage        Other
   Underwriter        Commissions    Deferred Sales Load   Commissions   Compensation
-----------------    -------------   -------------------   -----------   ------------
American General
   Equity Services
   Corporation             0                  0                 0              0

Item 31. Location of Accounts and Records

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American International Life Assurance Company of New York at its principal executive office located at 70 Pine Street, New York, New York 10270 or at its offices located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801.

Item 32. Management Services

Inapplicable

Item 33. Fee Representation

American International Life Assurance Company of New York hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and risks assumed by American International Life Assurance Company of New York.

                               POWERS OF ATTORNEY

     Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary D. Reddick and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Account B of American International Life Assurance Company of New York, certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Houston, and State of Texas on the 11th day of August, 2005.

                                        VARIABLE ACCOUNT B OF AMERICAN
                                        INTERNATIONAL LIFE ASSURANCE COMPANY
                                        OF NEW YORK
                                        (Registrant)


                                    BY: AMERICAN INTERNATIONAL LIFE ASSURANCE
                                        COMPANY OF NEW YORK
                                        (On behalf of the Registrant and itself)


                                    BY: ROBERT F. HERBERT, JR.
                                        ----------------------------------------
                                        ROBERT F. HERBERT, JR.
                                        SENIOR VICE PRESIDENT, TREASURER
                                           AND COMPTROLLER

[SEAL]


ATTEST: LAUREN W. JONES
        -------------------------
        LAUREN W. JONES
        ASSISTANT SECRETARY

     Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

        Signature                      Title                    Date
        ---------                      -----                    ----


RODNEY O. MARTIN, JR.       Director and Chairman         August 11, 2005
-------------------------
RODNEY O. MARTIN, JR.


DAVID J. DIETZ              Director, President and       August 11, 2005
-------------------------   Chief Executive Officer
DAVID J. DIETZ


CHRISTOPHER J. SWIFT        Director and Chief            August 11, 2005
-------------------------   Financial Officer
CHRISTOPHER J. SWIFT


M. BERNARD AIDINOFF         Director                      August 11, 2005
-------------------------
M. BERNARD AIDINOFF


MARION E. FAJEN             Director                      August 11, 2005
-------------------------
MARION E. FAJEN


PATRICK J. FOLEY            Director                      August 11, 2005
-------------------------
PATRICK J. FOLEY


CECIL C. GAMWELL III        Director                      August 11, 2005
-------------------------
CECIL C. GAMWELL III


JACK R. HARNES              Director                      August 11, 2005
-------------------------
JACK R. HARNES

        Signature                     Title                    Date
        ---------                     -----                    ----


DAVID L. HERZOG             Director                      August 11, 2005
-------------------------
DAVID L. HERZOG


JOHN I. HOWELL              Director                      August 11, 2005
-------------------------
JOHN I. HOWELL


ERNEST T. PATRIKIS          Director                      August 11, 2005
-------------------------
ERNEST T. PATRIKIS


GARY D. REDDICK             Director                      August 11, 2005
-------------------------
GARY D. REDDICK


JAMES W. WEAKLEY            Director                      August 11, 2005
-------------------------
JAMES W. WEAKLEY

                                  EXHIBIT INDEX

Item 26. Exhibits

     (j)(1) General Guarantee Agreement between American International Life Assurance Company of New York and National Union Fire Insurance Company of Pittsburgh, Pa.

     (j)(2) AIG Support Agreement between American International Life Assurance Company of New York and American International Group, Inc.

     (n)(1) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP.

                                       E-1